                                        REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
           Pre-Effective Amendment No.  ____                              / /
           Post-Effective Amendment No. 26                                /X/

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                              Amendment No. 5                             /X/
                        (Check appropriate box or boxes.)

                           SAFECO SEPARATE ACCOUNT SL
                           --------------------------
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                          -----------------------------
                               (Name of Depositor)

         5069 154th Place N.E., Redmond, Washington                 98052
         ------------------------------------------               ----------
      (Address of Depositor's Principal Executive Offices)        (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

Approximate date of Proposed Public Offering _______________ As Soon as Practicable after Effective Date

It is proposed that this filing will become effective:
  /X/      Immediately upon filing pursuant to paragraph (b) of Rule 485
  / /      On (date), pursuant to paragraph (b) of Rule 485
  / /      60 days after filing pursuant to paragraph (a) of Rule 485
  / /      On _________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2002 on or about March 28, 2003.

                                   ----------

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

                                     PART A

                                   PROSPECTUS

                                                                         PREMIER
                                         ACCUMULATION LIFE-REGISTERED TRADEMARK-
                                                             INDIVIDUAL FLEXIBLE
                                                           PREMIUM VARIABLE LIFE
                                                                INSURANCE POLICY
                                                                       issued by
                                                                 SAFECO SEPARATE
                                                                      ACCOUNT SL
                                                                             and
                                                           SAFECO LIFE INSURANCE
                                                                         COMPANY

     This prospectus describes the PREMIER Accumulation Life Individual Flexible
      Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the portfolios available under the policy. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

   Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board,
                                                            or any other agency.


   To learn more about the PREMIER Accumulation Life Individual Flexible Premium
       Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus.
     The SEC maintains a website at (http:\\www.sec.gov). You may request a free paper copy of the SAI or this prospectus if you have received it in an electronic format, by calling us at
                                                 1-800-4SAFECO or writing us at:
                                            PO Box 34690 Seattle, WA 98124-1690.



                                                              Dated: May 1, 2003


SAFECO RESOURCE SERIES TRUST
          - Safeco RST Equity Portfolio
          - Safeco RST Growth Opportunities Portfolio
          - Safeco RST Northwest Portfolio
          - Safeco RST Bond Portfolio
          - Safeco RST Small Company Value Portfolio

AIM VARIABLE INSURANCE FUNDS

          - AIM V.I. Aggressive Growth Fund (Series I shares)


          - AIM V.I. Capital Development Fund (Series II shares)


          - AIM V.I. International Growth Fund (Series II shares)



AMERICAN CENTURY-REGISTERED TRADEMARK- VARIABLE PORTFOLIOS, INC.

          - American Century VP Balanced
          - American Century VP International
          - American Century VP Value

          - American Century VP Ultra Class II



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. - INITIAL SHARES



DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

          - Dreyfus IP - MidCap Stock Portfolio - Initial Shares
          - Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
          - Dreyfus VIF - Appreciation Portfolio - Initial Shares
          - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES


FEDERATED INSURANCE SERIES
          - Federated High Income Bond Fund II

          - Federated Capital Income Fund II


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
          - Fidelity-Registered Trademark- VIP Money Market Portfolio

          - Fidelity-Registered Trademark- VIP Growth Portfolio

          - Fidelity-Registered Trademark- VIP Growth & Income Portfolio

          - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-Portfolio


          - Fidelity-Registered Trademark- VIP Equity Income Portfolio


          - Fidelity-Registered Trademark- VIP Asset Manager(SM) Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
          - Franklin Small Cap Fund - Class 2
          - Franklin U.S. Government Fund - Class 2
          - Templeton Developing Markets Securities Fund - Class 2
          - Templeton Growth Securities Fund - Class 2
          - Mutual Shares Securities Fund - Class 2

INVESCO VARIABLE INVESTMENT FUNDS, INC.
          - INVESCO VIF - Real Estate Opportunity Fund

          - INVESCO VIF - Health Sciences Fund



ING VP NATURAL RESOURCES TRUST


          - ING VP Natural Resources Trust


J.P. MORGAN SERIES TRUST II

          - JPMorgan Mid Cap Value Portfolio


          - JPMorgan International Opportunities Portfolio



NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
 THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------
TABLE OF CONTENTS                                 PAGE
--------------------------------------------------------

BENEFIT SUMMARY                                        1

RISK SUMMARY                                           2

FEE TABLE                                              3

POLICY DIAGRAM                                         7

1.   THE POLICY                                        8
     Owner                                             8
     Insured                                           8
     Beneficiary                                       8
     Assignment                                        8

2.   PREMIUMS                                          8
     Allocation of Premium and Cash Value              9
     Accumulation Units                                9
     Policy Lapse and Grace Period                     9
     Reinstatement                                    10
     Right to Examine                                 10

3.   INVESTMENT OPTIONS                               10
     Variable Investment Options                      10
     Fixed Account                                    11
     Transfers Among Portfolios and the Fixed         11
       Account
     Transfer Transactions Available                  11
     Scheduled Transfers                              12
     Limits on Excessive Transfers                    12

4.   CHARGES AND EXPENSES                             12
     Insurance Charge                                 12
     Monthly Charges                                  12
     Surrender Charge                                 13
     Premium Tax Charge                               13
     Income or Other Taxes                            13
     Portfolio Expenses                               14

5.   INSURANCE BENEFITS                               14
     Changes in the Face Amount of Insurance          14
       and/or the Death Benefit Options
     Guaranteed Death Benefit Endorsement             14
     Extended Maturity Benefit Endorsement            14
     Exchanges and Conversion                         15
     Additional Benefits                              15

6.   TAXES                                            15
     In General                                       15
     Tax Status of the Policy                         15
     Modified Endowment Contracts                     16
     Investor Control and Diversification             16
     Tax Withholding                                  17
     Business Use of Policy                           17
     Qualified Plans                                  17

7.   ACCESS TO YOUR MONEY                             17
     Loans                                            17
     Withdrawals                                      18
     SMART-Registered Trademark- Distributions        19
     Surrender                                        19
     Maturity Date                                    19
     Minimum Value                                    19

8.   OTHER INFORMATION                                19
     Safeco Life                                      19
     Separate Account                                 19
     General Account                                  19
     Distribution (Principal Underwriter)             19
     Legal Proceedings                                20
     Right to Suspend Payments, Transfers,            20
       Loans, or Withdrawals
     Voting Rights                                    20
     Disregard of Voting Instructions                 20
     Reports to Policy Owners                         20
     Website Information                              20
     Financial Statements                             20

9.   HYPOTHETICAL ILLUSTRATIONS                       21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                BENEFIT SUMMARY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  You should refer to your policy for actual and complete terms of the policy.

---------------------------------------------------

DEATH BENEFITS
----------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Safeco Life Insurance Company, ("Safeco Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.


The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own.


---------------------------------------------------

INVESTMENT OPTION BENEFITS
----------------------------------------------


Currently, the separate account invests in 49 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the fixed account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.


---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

Subject to certain restrictions, you can access the money in your policy in many ways.

SURRENDERS. At any time while the policy is in force and the insured is alive, you may surrender your policy for the cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

PARTIAL WITHDRAWAL. After the first policy year, you can take money out of your policy through a partial withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals may affect the death benefit and have tax consequences.

TRANSFERS. You can transfer money among any of the available investment options or between the fixed account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

---------------------------------------------------

LOAN BENEFITS
----------------------------------------------

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

---------------------------------------------------

TAX BENEFITS
----------------------------------------------

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a partial withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  RISK SUMMARY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


  You should refer to your policy for actual and complete terms of the policy.


---------------------------------------------------


POLICY LAPSE RISK

----------------------------------------------

You must have sufficient money ("cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take partial withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.

---------------------------------------------------


INVESTMENT RISK

----------------------------------------------


The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.



If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the fixed account, which credits guaranteed interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.



The risks and benefits of each portfolio are fully described in its accompanying prospectus. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.


---------------------------------------------------


WITHDRAWALS

----------------------------------------------


There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an affect on your cash surrender value and the death benefit payable under your policy. They may also have tax consequences. Withdrawals also increase the risk that:



  - you will not accumulate enough policy value to meet your future financial needs;



  - your policy will lose its current tax status;



  - your policy will lapse;



  - the Guaranteed Death Benefit Endorsement will terminate; or



  - your beneficiary will receive less money.


---------------------------------------------------

TAX RISKS
----------------------------------------------

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, partial or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

---------------------------------------------------

LOAN RISKS
----------------------------------------------

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.

---------------------------------------------------

INQUIRIES
----------------------------------------------


If you need more information, please contact us at:


    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE NE
    REDMOND, WA 98052-9669
    1-800-4SAFECO
    1-800-472-3326
    HTTP:\\WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SAFECO SEPARATE ACCOUNT SL FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                TRANSACTION FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Transactions Table describes the fees and expenses that you will pay when you buy or surrender the policy.


                 CHARGE                             WHEN CHARGE IS DEDUCTED                     MAXIMUM AMOUNT DEDUCTED

PREMIUM TAXES (1)                                 Upon payment of each premium         3.5% of each premium

SURRENDER CHARGE (2)                       Upon surrender or decrease in face amount   The lesser of:
                                                during the first 10 policy years       a)  50% of the scheduled annual level
                                                                                          premium for years 1 through 6, or
                                                                                       b)  30% of the actual premium paid in the
                                                                                          first year, up to the annual level
                                                                                          premium, plus 9% of all other premiums
                                                                                          paid, less the amount of surrender.



(1) States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.



(2) If the surrender charge is calculated using method (a) above, the percentage will decrease by 10% per year for years 7 through 10 until there is no charge in years eleven and later.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.


                                                                                              AMOUNT DEDUCTED
                                                        WHEN CHARGE IS
                      CHARGE                               DEDUCTED            GUARANTEED CHARGE             CURRENT CHARGE

COST OF INSURANCE CHARGE (1)
                                                           Monthly

Minimum Charge                                                              $0.06 per $1,000 per net    $0.06 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                             $83.33 per $1,000 per net   $83.33 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.14 per $1,000 per net    $0.14 per $1,000 per net
                                                                                 amount of risk              amount of risk

MORTALITY AND EXPENSE RISK CHARGE                                           Annual rate of 0.70% of     Annual rate of 0.70% of
                                                                             the average daily net       the average daily net
                                                                              asset value of each         asset value of each
                                                                                   portfolio                   portfolio
                                                            Daily

ADMINISTRATION CHARGE
                                                           Monthly

  Minimum Charge                                                                     $8.00                       $5.00
                                                       After 1st policy
                                                             year

  Maximum Charge                                                                     $28.00                      $25.00
                                                      During 1st policy
                                                             year



                              LOAN INTEREST RATES



NET INTEREST CHARGED ON LOANS       WHEN CHARGE IS DEDUCTED                MAXIMUM RATE                     CURRENT RATE

NON-PREFERRED LOANS               On Loan Date and each Policy         2% of the loan amount            2% of the loan amount
                                     Anniversary thereafter

PREFERRED LOANS                   On Loan Date and each Policy         0% of the loan amount            0% of the loan amount
                                     Anniversary thereafter

                           ADDITONAL BENEFIT CHARGES


                                                                                              AMOUNT DEDUCTED
                                                        WHEN CHARGE IS
                      CHARGE                               DEDUCTED            GUARANTEED CHARGE             CURRENT CHARGE

ADDITIONAL TERM INSURANCE RIDER (1)
                                                           Monthly

Minimum Charge                                                              $0.06 per $1,000 per net    $0.05 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                             $83.33 per $1,000 per net   $83.33 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.14 per $1,000 per net    $0.12 per $1,000 per net
                                                                                 amount of risk              amount of risk

20 YEAR LEVEL TERM RIDER (1)
                                                           Monthly

Minimum Charge                                                              $0.06 per $1,000 per net    $0.06 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                             $41.12 per $1,000 per net   $25.49 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.25 per $1,000 per net    $0.20 per $1,000 per net
                                                                                 amount of risk              amount of risk

WAIVER OF PREMIUM PRIMARY INSURED (1)
                                                           Monthly

Minimum Charge                                                              $0.21 per $1,000 per net    $0.21 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                              $7.52 per $1,000 per net    $7.52 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.27 per $1,000 per net    $0.27 per $1,000 per net
                                                                                 amount of risk              amount of risk

WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED (1)
                                                           Monthly

Minimum Charge                                                              $0.24 per $1,000 per net    $0.24 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                             $11.52 per $1,000 per net   $11.52 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.04 per $1,000 per net    $0.04 per $1,000 per net
                                                                                 amount of risk              amount of risk

ACCIDENTAL DEATH BENEFIT (1)
                                                           Monthly

Minimum Charge                                                              $1.00 per $1,000 per net    $1.00 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                              $5.76 per $1,000 per net    $5.76 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.08 per $1,000 per net    $0.08 per $1,000 per net
                                                                                 amount of risk              amount of risk

INSURED CHILDREN'S TERM INSURANCE                                                    $60.00                      $60.00
(FLAT ANNUAL RATE ON $10,000 FACE AMOUNT)
                                                           Monthly

GUARANTEED INSURABILITY OPTION (1)
                                                           Monthly

Minimum Charge                                                              $0.72 per $1,000 per net    $0.72 per $1,000 per net
                                                                                 amount of risk              amount of risk

Maximum Charge                                                              $2.16 per $1,000 per net    $2.16 per $1,000 per net
                                                                                 amount of risk              amount of risk

35 year old Male Non-Smoker (2)                                             $0.17 per $1,000 per net    $0.17 per $1,000 per net
                                                                                 amount of risk              amount of risk



(1) These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.



(2) The rates shown for the representative insured are 1st year rates only.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        TOTAL ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/02. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.


         TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                    MINIMUM                    MAXIMUM

Expenses that are deducted from portfolio assets, including            0.29%                      2.69%
management fees, distribution (12b-1) fees and other
expenses


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           SAFECO SEPARATE ACCOUNT SL
                          PORTFOLIO OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.


In addition, we have agreements with each of the non-Safeco fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.



                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     OPERATING
                                                                                        TOTAL                         EXPENSES
                                                                                       ANNUAL      CONTRACTUAL       (AFTER ANY
                                                         DISTRIBUTION                 PORTFOLIO      EXPENSE       REIMBURSEMENT
                                          MANAGEMENT    SERVICE (12B-1)     OTHER     OPERATING     WAIVER OR        AND WAIVER
               PORTFOLIO                     FEES            FEES         EXPENSES    EXPENSES    REIMBURSEMENT     AGREEMENTS)
Safeco RST Equity Portfolio                 0.74%             None          0.03%       0.77%        -                 0.77%
Safeco RST Growth Opportunities
Portfolio                                   0.74%             None          0.05%       0.79%        -                 0.79%
Safeco RST Northwest Portfolio              0.74%             None          0.10%       0.84%        -                 0.84%
Safeco RST Bond Portfolio                   0.74%             None          0.10%       0.84%        -                 0.84%
Safeco RST Small Company Value
Portfolio                                   0.85%             None          0.18%       1.03%        -                 1.03%

AIM V.I. Aggressive Growth Fund
(Series I shares)                           0.80%             None          0.36%       1.16%        -                 1.16%
AIM V.I. Growth Fund
(Series I shares) (1)                       0.63%             None          0.28%       0.91%        -                 0.91%
AIM V.I. Capital Development Fund
(Series II shares)                          0.75%            0.25%          0.39%       1.39%        -                 1.39%
AIM V.I. International Growth Fund
(Series II shares)                          0.74%            0.25%          0.35%       1.34%        -                 1.34%(2)

American Century VP Balanced                0.90%             None          0.00%       0.90%        -                 0.90%
American Century VP International           1.30%             None          0.01%       1.31%        -                 1.31%
American Century VP Value                   0.95%             None          0.00%       0.95%        -                 0.95%
American Century VP Ultra Class II          0.90%            0.25%          0.00%       1.15%        -                 1.15%

The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial shares                 0.75%             None          0.05%       0.80%        -                 0.80%
Dreyfus IP - MidCap Stock Portfolio -
Initial shares                              0.75%             None          0.10%       0.85%        -                 0.85%
Dreyfus IP - Technology Growth
Portfolio - Initial shares                  0.75%             None          0.14%       0.89%        -                 0.89%
Dreyfus VIF - Appreciation Portfolio -
Initial shares                              0.75%             None          0.03%       0.78%        -                 0.78%
Dreyfus VIF - Quality Bond Portfolio -
Initial shares                              0.65%             None          0.07%       0.72%        -                 0.72%
Dreyfus Stock Index Fund - Service
Shares                                      0.25%            0.25%          0.01%       0.51%        -                 0.51%

Federated High Income Bond Fund II          0.60%             None          0.42%(3)    1.02%(3)     -                 1.02%(3)
Federated Capital Income Fund II            0.75%             None          0.52%(3)    1.27%(3)     -                 1.27%(3)

                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     OPERATING
                                                                                        TOTAL                         EXPENSES
                                                                                       ANNUAL      CONTRACTUAL       (AFTER ANY
                                                         DISTRIBUTION                 PORTFOLIO      EXPENSE       REIMBURSEMENT
                                          MANAGEMENT    SERVICE (12B-1)     OTHER     OPERATING     WAIVER OR        AND WAIVER
               PORTFOLIO                     FEES            FEES         EXPENSES    EXPENSES    REIMBURSEMENT     AGREEMENTS)
(Initial Class shares only)
Fidelity VIP Money Market Portfolio         0.20%             None          0.09%       0.29%        -                 0.29%
Fidelity VIP High Income Portfolio (4)      0.58%             None          0.12%       0.70%        -                 0.70%
Fidelity VIP Equity Income Portfolio        0.48%             None          0.09%       0.57%        -                 0.57%
Fidelity VIP Growth Portfolio               0.58%             None          0.09%       0.67%        -                 0.67%
Fidelity VIP Overseas Portfolio (4)         0.73%             None          0.17%       0.90%        -                 0.90%
Fidelity VIP Investment Grade Bond
Portfolio (4)                               0.43%             None          0.11%       0.54%        -                 0.54%
Fidelity VIP Index 500 Portfolio (4)        0.24%             None          0.09%       0.33%(5)     -                 0.33%(5)
Fidelity VIP Asset Manager Portfolio        0.53%             None          0.10%       0.63%        -                 0.63%
Fidelity VIP Asset Manager: Growth
Portfolio (4)                               0.58%             None          0.15%       0.73%        -                 0.73%
Fidelity VIP Contrafund Portfolio           0.58%             None          0.10%       0.68%        -                 0.68%
Fidelity VIP Growth Opportunities
Portfolio (1)                               0.58%             None          0.12%       0.70%        -                 0.70%
Fidelity VIP Growth & Income Portfolio      0.48%             None          0.11%       0.59%        -                 0.59%
Fidelity VIP Balanced Portfolio (4)         0.43%             None          0.14%       0.57%        -                 0.57%

Franklin Small Cap Fund - Class 2           0.53%            0.25%(6)       0.31%(7)    1.09%(7)      0.05%(7)         1.04%(7)
Franklin U.S. Government Fund -
Class 2                                     0.50%(8)         0.25%(6)       0.04%       0.79%        -                 0.79%
Templeton Developing Markets Securities
Fund - Class 2                              1.25%            0.25%(6)       0.33%       1.83%        -                 1.83%
Templeton Growth Securities Fund -
Class 2                                     0.81%(8)         0.25%(6)       0.06%       1.12%        -                 1.12%
Mutual Shares Securities Fund -
Class 2                                     0.60%            0.25%(6)       0.21%(7)    1.06%(7)      0.01%(7)         1.05%(7)

INVESCO VIF - Real Estate Opportunity
Fund                                        0.90%             None          0.99%(9)    1.89%(9)     -                 1.89%(9)
INVESCO VIF - Health Sciences Fund          0.75%             None          0.32%       1.07%        -                 1.07%

JPMorgan U.S. Large Cap Core Equity
Portfolio (1)                               0.35%             None          0.50%       0.85%        -                 0.85%
JPMorgan Mid Cap Value Portfolio            0.70%             None          1.99%(10)   2.69%(10)     1.44%(10)        1.25%(10)
JPMorgan International Opportunities
Portfolio                                   0.60%             None          0.92%(11)   1.52%(11)     0.32%(11)        1.20%(11)

ING VP Natural Resources Trust              1.00%             None          0.64%       1.64%        -                 1.64%
ING VP Emerging Markets Fund (4)            0.85%             None          1.48%       2.33%        -                 2.33%

Scudder VS I Balanced Portfolio (1)         0.48%             None          0.08%       0.56%        -                 0.56%
Scudder VS I International
Portfolio (1)                               0.87%             None          0.16%       1.03%        -                 1.03%

Wanger U.S. Smaller Companies (4)           0.94%             None          0.11%       1.05%        -                 1.05%



(1) This portfolio is available only if you have been continuously invested in it since April 30, 2003.



(2) Expenses have been restated to reflect current fees.



(3) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. Taking these waivers into consideration, the net expenses the Fund actually paid for the fiscal year ended
    December 31, 2002 were 1.02% for the Federated Capital Income Fund II and 0.77% for the Federated High Income Bond Fund II. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended
    December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.



(4) This portfolio is available only if you have been continuously invested in it since April 30, 2000.



(5) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expense) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.



(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(7) The Manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. Exemptive order IC-23675, which was issued to the funds on February 2, 1999, permits certain Franklin Templeton funds, including funds in the Trust, to use uninvested cash and cash collateral to purchase shares of one or more affiliated money market funds. The reduction of management fees by a fund applies to any assets invested by such fund in affiliated money market funds.



(8) The Fund administration fee is paid indirectly through the management fee.



(9) The fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the fund were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any offset arrangements, the fund's Other Expenses and Total Annual Operating Expenses were 0.46% and 1.36% respectively of the fund's average net assets.



(10) Reflects a written agreement to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% of their average daily net assets through March 31, 2004. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio for the Portfolio is 1.00%.



(11) Pursuant to a contractual agreement through at least March 31, 2004, fees and expenses were reimbursed to the extent expenses exceeded 1.20% of the average daily net assets of JPMorgan International Opportunities Portfolio.


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

                                 POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.


                                PREMIUM PAYMENTS


                           - You can vary the amount
                               and the frequency
                                       /


                               PREMIUM ALLOCATION


         You direct premium, less state premium tax if applicable, to be invested in the fixed account and/or to the following portfolios:


  - Safeco RST Equity Portfolio               - Dreyfus Stock Index Fund, Inc. -
  - Safeco RST Growth Opportunities           Service Shares
    Portfolio                                 - Federated High Income Bond Fund II
  - Safeco RST Northwest Portfolio            - Federated Capital Income Fund II
  - Safeco RST Bond Portfolio                 - Fidelity VIP Money Market Portfolio
  - Safeco RST Small Company Value            - Fidelity VIP Growth Portfolio
    Portfolio                                 - Fidelity VIP Contrafund Portfolio
  - AIM V.I. Aggressive Growth Fund           - Fidelity VIP Equity Income Portfolio
    (Series I shares)                         - Fidelity VIP Growth & Income
  - AIM V.I. Capital Development Fund           Portfolio
    (Series II shares)                        - Fidelity VIP Asset Manager Portfolio
  - AIM V.I. International Growth Fund        - Franklin Small Cap Fund - Class 2
    (Series II shares)                        - Franklin U.S. Government Fund -
  - American Century VP Ultra Class II          Class 2
  - American Century VP Balanced              - Templeton Developing Markets
  - American Century VP International           Securities Fund - Class 2
  - American Century VP Value                 - Templeton Growth Securities Fund -
  - The Dreyfus Socially Responsible            Class 2
    Growth Fund, Inc. - Initial Shares        - Mutual Shares Securities Fund -
  - Dreyfus IP - MidCap Stock Portfolio -       Class 2
    Initial Shares                            - INVESCO VIF - Real Estate Opportunity
  - Dreyfus IP - Technology Growth              Fund
    Portfolio - Initial Shares                - INVESCO VIF - Health Sciences Fund
  - Dreyfus VIF - Appreciation Portfolio      - ING VP Natural Resources Trust
    - Initial Shares                          - JPMorgan Mid Cap Value Portfolio
  - Dreyfus VIF - Quality Bond Portfolio      - JPMorgan International Opportunities
    - Initial Shares                            Portfolio


                                       /

                                    EXPENSES

          - Monthly charge for cost of insurance and cost of any riders.

          - Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

          - Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.

          - Investment advisory fees and fund expenses are deducted from each portfolio.
                                       /

                                    BENEFITS

         LIVING BENEFITS:

          - Policy loans are available during the first 10 policy years at 2% net interest.

          - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

          - You can surrender the policy at any time for its cash surrender value which may be subject to charges and tax consequences.

          - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.

         RETIREMENT PLANNING:

          - You can supplement retirement income by making scheduled loans and/or withdrawals.

         DEATH BENEFITS:

          - Death benefits are income tax free to the beneficiary.

          - Lifetime income to the beneficiary is available in a variety of settlement options.

          - A Guaranteed Death Benefit Endorsement may be added to certain policies.

---------------------------------------------------

1. THE POLICY
----------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Safeco Life Insurance Company, ("Safeco Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.


The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.


To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED

The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

---------------------------------------------------

2. PREMIUMS
----------------------------------------------

Scheduled premium amounts are determined based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. Paying scheduled premiums is optional. If you pay scheduled premiums on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Insurability Option). See Section 5 - Insurance Benefits. You may purchase the policy by delivering a check for the full initial premium to us directly or to your registered representative. Your premium checks should be made payable to Safeco Life Insurance Company. You may choose to pay premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium must be sufficient to cover all policy charges for a period of at least two months. If you choose electronic funds transfer, then the initial premium is equal to one monthly premium. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. Premium payments are normally credited to your policy on the same day as receipt by us, however, check payments mailed to the billing PO Box that are not accompanied by a billing statement, will postpone crediting your policy for up to two business days. In addition, if your premium is received without the necessary information we need to process it, processing delays will occur.

We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in Section 7 - Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy is in jeopardy of becoming a modified endowment contract as described in
Section 6.

ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or fixed account according to your allocation instructions. The premium will be effective the date the funds were received.


If you choose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or fixed account in accordance with your allocation instructions.


Subsequent payments will be allocated to the portfolios and/or fixed account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the fixed account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS

The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.


We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.


The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

  - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by


  - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus



  - the daily insurance charges and any taxes Safeco Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.


The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

   EXAMPLE: On Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities Portfolio.

POLICY LAPSE AND GRACE PERIOD


You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months and will be calculated in the same manner as prior to lapse.



If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.


REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

  - provide us satisfactory evidence of insurability;

  - pay enough premium to cover policy charges for three months after the reinstatement date;

  - pay any indebtedness that existed at the end of the grace period; and

  - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE


You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, Safeco Life will refund an amount equal to the premium payments made under the policy. If you elect to use electronic funds transfer for your initial premium payment and cancel the policy under this provision, you will be refunded an amount equal to your initial premium payment despite any investment loss. If required by state law, we will also refund any investment gain along with your initial premium payment. Your availability to choose investments may be limited during part of the right to examine period. See Section 2 - Allocation of Premium and Cash Value.


---------------------------------------------------

3. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS

The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance policies. The performance of the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Each portfolio has its own investment objective. You should carefully read the prospectuses for the portfolios before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under this policy. You can have money in up to 17 available portfolios and the fixed account at any one time. Not all portfolios listed below may be available for all policies.

SAFECO RESOURCE SERIES TRUST

Advised by Safeco Asset Management Company

  - Safeco RST Equity Portfolio

  - Safeco RST Growth Opportunities Portfolio

  - Safeco RST Northwest Portfolio

  - Safeco RST Bond Portfolio

  - Safeco RST Small Company Value Portfolio

AIM VARIABLE INSURANCE FUNDS

Advised by A I M Advisors, Inc.

  - AIM V.I. Aggressive Growth Fund (Series I Shares)


  - AIM V.I. Capital Development Fund (Series II shares)



  - AIM V.I. International Growth Fund (Series II shares)



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


Advised by American Century Investment Management, Inc.

  - American Century VP Balanced

  - American Century VP International

  - American Century VP Value


  - American Century VP Ultra Class II



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES


Advised by The Dreyfus Corporation


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")


Advised by The Dreyfus Corporation

  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares

  - Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Advised by The Dreyfus Corporation


  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares



Advised by The Dreyfus Corporation



Sub-Advised by Fayez Sarofim & Co.



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES



Advised by The Dreyfus Corporation


FEDERATED INSURANCE SERIES

Advised by Federated Investment Management Company

  - Federated High Income Bond Fund II

Advised by Federated Investment Management Company

Sub-Advised by Federated Global Investment Corp.


  - Federated Capital Income Fund II

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


Advised by Fidelity Management & Research Company


  - Fidelity-Registered Trademark- VIP Money Market Portfolio

  - Fidelity-Registered Trademark- VIP Growth Portfolio


  - Fidelity-Registered Trademark- VIP Growth & Income Portfolio



  - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-
    Portfolio



  - Fidelity-Registered Trademark- VIP Equity-Income Portfolio



  - Fidelity-Registered Trademark- VIP Asset Manager-SM- Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Advised by Franklin Advisers, Inc.

  - Franklin Small Cap Fund - Class 2

  - Franklin U.S. Government Fund - Class 2


Advised by Franklin Mutual Advisers, LLC


  - Mutual Shares Securities Fund - Class 2

Advised by Templeton Asset Management Ltd.

  - Templeton Developing Markets Securities Fund - Class 2


Advised by Templeton Global Advisors Limited



  - Templeton Growth Securities Fund - Class 2


INVESCO VARIABLE INVESTMENT FUNDS, INC.

Advised by INVESCO Funds Group, Inc.

  - INVESCO VIF - Real Estate Opportunity Fund


  - INVESCO VIF - Health Sciences Fund



ING VP NATURAL RESOURCES TRUST



Advised by ING Investments, LLC



  - ING VP Natural Resources Trust


J.P. MORGAN SERIES TRUST II

Advised by J.P. Morgan Investment Management Inc.


  - JPMorgan Mid Cap Value Portfolio



  - JPMorgan International Opportunities Portfolio



THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000.


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


Advised by Fidelity Management & Research Company


  - Fidelity-Registered Trademark- VIP High Income Portfolio


  - Fidelity-Registered Trademark- VIP Overseas Portfolio


  - Fidelity-Registered Trademark- VIP Investment Grade Bond Portfolio


  - Fidelity-Registered Trademark- VIP Asset Manager: Growth Portfolio



  - Fidelity-Registered Trademark- VIP Balanced Portfolio



  - Fidelity-Registered Trademark- VIP Index 500 Portfolio



ING VP EMERGING MARKETS FUND, INC.


Advised by ING Investments, LLC

  - ING VP Emerging Markets Fund

WANGER ADVISORS FUNDS

Advised by Liberty Wanger Asset Management, L.P.

  - Wanger U.S. Smaller Companies


THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003.



AIM VARIABLE INSURANCE FUNDS



Advised by A I M Advisors, Inc.



  - AIM V.I. Growth Fund (Series I shares)



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS



Advised by Fidelity Management & Research Company



  - Fidelity-Registered Trademark- VIP Growth Opportunities Portfolio



J.P. MORGAN SERIES TRUST II



Advised by J.P. Morgan Investment Management Inc.



  - JPMorgan U.S. Large Cap Core Equity Portfolio



SCUDDER VARIABLE SERIES I ("VS I")



Advised by Deutsche Investment Management Americas, Inc.



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Safeco Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS AMONG PORTFOLIOS AND THE FIXED ACCOUNT

You can transfer money among any of the available portfolios and the fixed account. In addition to the fixed account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by signed written request or by telephone. We reserve the right to limit transfers from the fixed account in the following manner:

  - postpone the transfer for 30 days;

  - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

  - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE

Transfer transactions are available for allocation changes, transfer between portfolios and the fixed account, portfolio rebalancing and dollar cost averaging.

We will accept transfer requests by signed written request or by telephone. Each transfer must identify:

  - your policy;

  - the amount of the transfer; and

  - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the policy and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. Therefore, organizations and individuals that use market timing investment strategies should not purchase this policy. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by policy owners.


We may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.



We reserve the right to reject any transfer request from any person if, in our judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected. If we reject a transfer request, we will notify you in writing of our decision.


We will impose such restrictions only if we or any affected portfolio believes that doing so will prevent harm to other policy owners.

---------------------------------------------------

4. CHARGES AND EXPENSES
----------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE

We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

  - the monthly cost of insurance;

  - the monthly cost of additional benefits provided by riders; plus

  - the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

  - the insured's age;

  - gender, if permitted by law;

  - risk classification;

  - the policy's duration; and

  - the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

MONTHLY COST OF ADDITIONAL BENEFITS. You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see
Section 5 - Insurance Benefits.

MONTHLY ADMINISTRATION CHARGE. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

  - request a reduction in the face amount of insurance;

  - surrender the policy for value; or

  - allow the policy to lapse.


In most cases, the surrender charge will be deducted from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible due to insufficient value in one of the investment options you elect or the policy itself, we will deduct this fee on a pro-rata basis from balances in all subaccounts and the fixed account.


The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.


Your policy will be issued with a surrender charge schedule which shows the surrender charge you would pay under the method described in (a) above. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less.



Surrender charges vary by year of surrender, issue age, sex and rate class. The surrender charge decreases each policy year and is zero after policy year ten. We have provided the table below which shows the surrender charge for a 35 year old male non-smoker assuming a policy value of $100,000.



        SURRENDER            SURRENDER
          YEARS               CHARGE
  ----------------------------------------
  ----------------------------------------
            1                 $515.00
  ----------------------------------------
            2                 $515.00
  ----------------------------------------
            3                 $515.00
  ----------------------------------------
            4                 $515.00
  ----------------------------------------
            5                 $515.00
  ----------------------------------------
            6                 $515.00
  ----------------------------------------
            7                 $412.00
  ----------------------------------------
            8                 $309.00
  ----------------------------------------
            9                 $206.00
  ----------------------------------------
           10                 $103.00
  ----------------------------------------



In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reducepolicy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.



If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro-rata surrender charge


The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE

States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Safeco Separate Account SL portfolio operating expenses table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

---------------------------------------------------

5. INSURANCE BENEFITS
----------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

  - the death benefit under the policy; plus

  - any benefits due from riders; less

  - any loans and loan interest; and less

  - any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

    Insured's Age at       Percentage of
    the beginning of     policy value as of
   the policy year in    the date of death.
   which insured dies
  -----------------------------------------
  -----------------------------------------
      40 and under             250%
  -----------------------------------------
           45                  215%
  -----------------------------------------
           50                  185%
  -----------------------------------------
           55                  150%
  -----------------------------------------
           60                  130%
  -----------------------------------------
           65                  120%
  -----------------------------------------
           70                  115%
  -----------------------------------------
          75-90                105%
  -----------------------------------------
           95                  100%
  -----------------------------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS

After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6 - Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

  - the endorsement is approved by your state;

  - your policy is issued with standard or preferred rates; and

  - your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit

Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

  - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

  - all riders on the policy terminate;

  - cost of insurance charges are no longer deducted;

  - the face amount will be equal to the net cash surrender value; and

  - the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply. You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

Conversion of the policy is available under certain riders subject to certain provisions. In these situations, you may convert coverage to a new policy without evidence of insurability. Conversion may also result in higher charges and a new ten year surrender period will apply. Please see your policy for specifics.

ADDITIONAL BENEFITS

Additional benefits are available to be added to your policy by rider which may require an additional monthly deduction. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.

ADDITIONAL TERM INSURANCE RIDER. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

TWENTY YEAR LEVEL TERM RIDER. This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

WAIVER OF PREMIUM - PRIMARY INSURED. This rider waives all premiums that fall due while the primary insured is totally disabled.

WAIVER OF MONTHLY DEDUCTION - PRIMARY INSURED. This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

ACCIDENTAL DEATH BENEFIT. This rider pays an additional benefit upon the insured's death resulting from an accident.

INSURED CHILDREN'S TERM INSURANCE. This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

GUARANTEED INSURABILITY OPTION. This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

---------------------------------------------------

6. TAXES
----------------------------------------------

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the fixed account.

MODIFIED ENDOWMENT CONTRACTS

Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.


If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.


Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USES OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially effects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, on July 30, 2002, federal corporate governance legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"), was enacted into law. The Act prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS

The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax advisor before using the policy in a retirement plan.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

You can access money in your policy in the following ways:

  - by taking loans against your policy value;

  - by requesting withdrawals after the first policy year;

  - by taking SMART-Registered Trademark- distributions (beginning after the second policy year);

  - by surrendering your policy for value;

  - by receiving the surrender value if the insured is alive on the maturity date; or

  - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS


You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Your cash surrender value and death benefit will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.


Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

  - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

  - 5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.


Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an affect on your cash surrender value and the death benefit payable under your policy. Withdrawals may also have tax consequences. See
Section 6 - Taxes. Under Option A, withdrawals lower the face amount of your policy dollar for dollar. If you make a withdrawal under Option A, you will receive an endorsement to your policy which will reflect your new face amount. Under Option B, the face amount of your policy is not changed but the death benefit of your policy is decreased dollar for dollar. Withdrawals also increase the risk that:


  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lose its current tax status;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART-REGISTERED TRADEMARK- DISTRIBUTIONS

After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER


You may end the insurance coverage under this policy and receive the cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The cash surrender value is equal to the amount in your policy minus any applicable surrender charges or any outstanding loans or loan interest. We will compute the cash surrender value as of the date we receive your written request to surrender and make a lump sum payment to you. We have the right to postpone payment as permitted by law but will not postpone payment for more than six months. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.


MATURITY DATE

The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, See Section 5 - Insurance Benefits.

MINIMUM VALUE

If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see
Section 2 - Premiums.

---------------------------------------------------

8. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Safeco Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the policy are general obligations of Safeco Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act, if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)


The policies are underwritten by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th PL NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Safeco Life policies.



The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year or more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation which, in the opinion of Safeco Life, are not of material importance in relation to the total shareholder equity and surplus of Safeco Life.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS

Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

DISREGARD OF VOTING INSTRUCTIONS

Safeco Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. Safeco Life may also disapprove changes in the investment policy initiated by the owners or trustees of the portfolios. Safeco Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

  - violate state or federal law;

  - be inconsistent with the investment objectives of the portfolios; or

  - vary from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives and underlying other variable policies offered by Safeco Life or of an affiliated life insurance company.

In the event that Safeco Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:


  - A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes;


  - Semi-annual and annual reports of the portfolios; and

  - An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.


WEBSITE INFORMATION


You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Safeco companies on the Internet at http://www.safeco.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Safeco Life and Safeco Separate Account SL are included in the Statement of Additional Information.

--------------------------------------------------------------------------------

9. HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY ACCOUNT VALUE,
CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.


Daily charges are made against the assets of the sub accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2002, average expenses were equivalent to an annual effective rate of 0.72% for investment management fees and 0.32% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.74%, on 6% it would be 4.26%, and on 12% it would be 10.26%.



The tables are based on assumptions about investment returns. Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown For more information on reimbursement or fee waivers, see Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.



In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy owner characteristics and are for preferred and standard risk, male non-smokers, age 45. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.


Safeco Life does not currently make any charge for federal taxes. If Safeco Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

INDIVIDUAL ILLUSTRATIONS


You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Safeco Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-800-472-3326. An individual illustration is also provided for any policy you may purchase. ILLUSTRATIONS FOR POLICY PURCHASES AFTER MAY 1, 2003 WILL INCLUDE THE AVERAGE ANNUAL EXPENSES AND FEES FOR ONLY THE PORTFOLIOS AVAILABLE AFTER THIS DATE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,888      1,688       250,000     3,092      1,892       250,000     3,303
        2                  8,610     250,000     5,870      4,310       250,000     6,466      4,906       250,000     7,100
        3                 13,241     250,000     8,735      6,815       250,000     9,917      7,997       250,000    11,221
        4                 18,103     250,000    11,512      9,367       250,000    13,479      11,334      250,000    15,730
        5                 23,208     250,000    14,222      12,077      250,000    17,177      15,032      250,000    20,691
        6                 28,568     250,000    16,873      14,728      250,000    21,024      18,879      250,000    26,158
        7                 34,196     250,000    19,444      17,728      250,000    25,007      23,291      250,000    32,165
        8                 40,106     250,000    21,940      20,653      250,000    29,135      27,848      250,000    38,775
        9                 46,312     250,000    24,365      23,507      250,000    33,420      32,562      250,000    46,057
       10                 52,827     250,000    26,724      26,295      250,000    37,874      37,445      250,000    54,088
       11                 59,669     250,000    28,948      28,948      250,000    42,435      42,435      250,000    62,888
       12                 66,852     250,000    31,019      31,019      250,000    47,095      47,095      250,000    72,529
       13                 74,395     250,000    32,932      32,932      250,000    51,854      51,854      250,000    83,107
       14                 82,314     250,000    34,673      34,673      250,000    56,705      56,705      250,000    94,723
       15                 90,630     250,000    36,228      36,228      250,000    61,644      61,644      250,000    107,496
       16                 99,361     250,000    37,584      37,584      250,000    66,669      66,669      250,000    121,564
       17                 108,530    250,000    38,735      38,735      250,000    71,783      71,783      250,000    137,092
       18                 118,156    250,000    39,673      39,673      250,000    76,990      76,990      250,000    154,270
       19                 128,264    250,000    40,380      40,380      250,000    82,289      82,289      250,000    173,313
       20                 138,877    250,000    40,841      40,841      250,000    87,681      87,681      250,000    194,473
     Age 75               297,195    250,000    16,465      16,465      250,000    151,145    151,145      660,301    628,859

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 2,103
        2                 5,540
        3                 9,301
        4                 13,585
        5                 18,546
        6                 24,013
        7                 30,449
        8                 37,488
        9                 45,199
       10                 53,659
       11                 62,888
       12                 72,529
       13                 83,107
       14                 94,723
       15                107,496
       16                121,564
       17                137,092
       18                154,270
       19                173,313
       20                194,473
     Age 75              628,859


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,665      1,465       250,000     2,861      1,661       250,000     3,065
        2                  8,610     250,000     5,466      3,906       250,000     6,034      4,474       250,000     6,642
        3                 13,241     250,000     8,158      6,238       250,000     9,282      7,362       250,000    10,524
        4                 18,103     250,000    10,730      8,585       250,000    12,596      10,451      250,000    14,736
        5                 23,208     250,000    13,185      11,040      250,000    15,980      13,835      250,000    19,312
        6                 28,568     250,000    15,511      13,366      250,000    19,427      17,282      250,000    24,281
        7                 34,196     250,000    17,701      15,985      250,000    22,929      21,213      250,000    29,679
        8                 40,106     250,000    19,742      18,455      250,000    26,478      25,191      250,000    35,541
        9                 46,312     250,000    21,619      20,761      250,000    30,060      29,202      250,000    41,906
       10                 52,827     250,000    23,320      22,891      250,000    33,666      33,237      250,000    48,823
       11                 59,669     250,000    24,830      24,830      250,000    37,283      37,283      250,000    56,345
       12                 66,852     250,000    26,140      26,140      250,000    40,906      40,906      250,000    64,540
       13                 74,395     250,000    27,241      27,241      250,000    44,527      44,527      250,000    73,487
       14                 82,314     250,000    28,119      28,119      250,000    48,137      48,137      250,000    83,275
       15                 90,630     250,000    28,741      28,741      250,000    51,710      51,710      250,000    93,992
       16                 99,361     250,000    29,088      29,088      250,000    55,230      55,230      250,000    105,757
       17                 108,530    250,000    29,130      29,130      250,000    58,677      58,677      250,000    118,701
       18                 118,156    250,000    28,818      28,818      250,000    62,010      62,010      250,000    132,975
       19                 128,264    250,000    28,105      28,105      250,000    65,193      65,193      250,000    148,762
       20                 138,877    250,000    26,947      26,947      250,000    68,196      68,196      250,000    166,292
     Age 75               297,195      -0-        -0-        -0-        250,000    71,714      71,714      562,408    535,627

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,865
        2                 5,082
        3                 8,604
        4                 12,591
        5                 17,167
        6                 22,136
        7                 27,963
        8                 34,254
        9                 41,048
       10                 48,394
       11                 56,345
       12                 64,540
       13                 73,487
       14                 83,275
       15                 93,992
       16                105,757
       17                118,701
       18                132,975
       19                148,762
       20                166,292
     Age 75              535,627


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,712      1,512       250,000     2,910      1,710       250,000     3,115
        2                  8,610     250,000     5,549      3,989       250,000     6,123      4,563       250,000     6,736
        3                 13,241     250,000     8,275      6,355       250,000     9,411      7,491       250,000    10,666
        4                 18,103     250,000    10,904      8,759       250,000    12,791      10,646      250,000    14,955
        5                 23,208     250,000    13,480      11,335      250,000    16,311      14,166      250,000    19,684
        6                 28,568     250,000    16,005      13,860      250,000    19,980      17,835      250,000    24,903
        7                 34,196     250,000    18,458      16,742      250,000    23,783      22,067      250,000    30,645
        8                 40,106     250,000    20,847      19,560      250,000    27,733      26,446      250,000    36,971
        9                 46,312     250,000    23,174      22,316      250,000    31,840      30,982      250,000    43,949
       10                 52,827     250,000    25,439      25,010      250,000    36,110      35,681      250,000    51,650
       11                 59,669     250,000    27,573      27,573      250,000    40,484      40,484      250,000    60,088
       12                 66,852     250,000    29,543      29,543      250,000    44,936      44,936      250,000    69,319
       13                 74,395     250,000    31,341      31,341      250,000    49,462      49,462      250,000    79,433
       14                 82,314     250,000    32,954      32,954      250,000    54,059      54,059      250,000    90,527
       15                 90,630     250,000    34,370      34,370      250,000    58,720      58,720      250,000    102,716
       16                 99,361     250,000    35,572      35,572      250,000    63,440      63,440      250,000    116,130
       17                 108,530    250,000    36,560      36,560      250,000    68,224      68,224      250,000    130,931
       18                 118,156    250,000    37,316      37,316      250,000    73,070      73,070      250,000    147,297
       19                 128,264    250,000    37,829      37,829      250,000    77,978      77,978      250,000    165,437
       20                 138,877    250,000    38,081      38,081      250,000    82,946      82,946      250,000    185,594
     Age 75               297,195    250,000    10,059      10,059      250,000    138,235    138,235      632,348    602,237

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,915
        2                 5,176
        3                 8,746
        4                 12,810
        5                 17,539
        6                 22,758
        7                 28,929
        8                 35,684
        9                 43,091
       10                 51,221
       11                 60,088
       12                 69,319
       13                 79,433
       14                 90,527
       15                102,716
       16                116,130
       17                130,931
       18                147,297
       19                165,437
       20                185,594
     Age 75              602,237


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:

         END OF            ACCUM                 POLICY       CASH                  POLICY       CASH                  POLICY
         POLICY           PREMIUM     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT
          YEAR            (5% INT)   BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT     VALUE
                                                  0.00%                              6.00%                       12.00%
                                     --------------------------------   --------------------------------   -------------------
        1                  4,200     250,000     2,665      1,465       250,000     2,861      1,661       250,000     3,065
        2                  8,610     250,000     5,466      3,906       250,000     6,034      4,474       250,000     6,642
        3                 13,241     250,000     8,158      6,238       250,000     9,282      7,362       250,000    10,524
        4                 18,103     250,000    10,730      8,585       250,000    12,596      10,451      250,000    14,736
        5                 23,208     250,000    13,185      11,040      250,000    15,980      13,835      250,000    19,312
        6                 28,568     250,000    15,511      13,366      250,000    19,427      17,282      250,000    24,281
        7                 34,196     250,000    17,701      15,985      250,000    22,929      21,213      250,000    29,679
        8                 40,106     250,000    19,742      18,455      250,000    26,478      25,191      250,000    35,541
        9                 46,312     250,000    21,619      20,761      250,000    30,060      29,202      250,000    41,906
       10                 52,827     250,000    23,320      22,891      250,000    33,666      33,237      250,000    48,823
       11                 59,669     250,000    24,830      24,830      250,000    37,283      37,283      250,000    56,345
       12                 66,852     250,000    26,140      26,140      250,000    40,906      40,906      250,000    64,540
       13                 74,395     250,000    27,241      27,241      250,000    44,527      44,527      250,000    73,487
       14                 82,314     250,000    28,119      28,119      250,000    48,137      48,137      250,000    83,275
       15                 90,630     250,000    28,741      28,741      250,000    51,710      51,710      250,000    93,992
       16                 99,361     250,000    29,088      29,088      250,000    55,230      55,230      250,000    105,757
       17                 108,530    250,000    29,130      29,130      250,000    58,677      58,677      250,000    118,701
       18                 118,156    250,000    28,818      28,818      250,000    62,010      62,010      250,000    132,975
       19                 128,264    250,000    28,105      28,105      250,000    65,193      65,193      250,000    148,762
       20                 138,877    250,000     2,665      1,465       250,000    68,196      68,196      250,000    166,292
     Age 75               297,195      -0-        -0-        -0-        250,000    71,714      71,714      562,408    535,627

         END OF             CASH
         POLICY          SURRENDER
          YEAR             VALUE
                           12.00%
                         ----------
        1                 1,865
        2                 5,082
        3                 8,604
        4                 12,591
        5                 17,167
        6                 22,136
        7                 27,963
        8                 34,254
        9                 41,048
       10                 48,394
       11                 56,345
       12                 64,540
       13                 73,487
       14                 83,275
       15                 93,992
       16                105,757
       17                118,701
       18                132,975
       19                148,762
       20                166,292
     Age 75              535,627


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Safeco Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get a free copy of the SAI, a personalized illustration or discuss your questions about your contract by contacting us at:

    Safeco Life Insurance Company

    5069 154th Place NE

    Redmond, WA 98052-9669

    1-800-4Safeco

    1-800-472-3326

You can also download an electronic version of this prospectus and the SAI at http:\\www.safeco.com.

You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the policy and the portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.

Investment Company Act File No. 811-04909

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          PREMIER ACCUMULATION LIFE(R)
                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           SAFECO SEPARATE ACCOUNT SL
                                       AND
                          SAFECO LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy. Terms used in the current prospectus for the policy are incorporated in this Statement.


The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-4Safeco or write to Safeco Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated May 1, 2003.


                                TABLE OF CONTENTS

SAFECO SEPARATE ACCOUNT SL.......................................................2

EXPERTS..........................................................................2

DISTRIBUTION.....................................................................2
   Reduction or Elimination of Policy Charges or Additional Amounts Credited.....3
   Underwriting..................................................................3
   Misstatement of Age or Sex....................................................3
   Safeco Life's Right to Contest................................................3
   Advertising...................................................................4
   Increases in Face Amount......................................................4

PERFORMANCE DATA.................................................................4
   Total Return..................................................................4
   Definitions:..................................................................4
   Performance Comparison........................................................9
   Tax Comparison................................................................9

FEDERAL TAX STATUS...............................................................9
   Our Income Taxes..............................................................9

FINANCIAL STATEMENTS.............................................................9

ILLUSTRATIONS...................................................................10

                           SAFECO SEPARATE ACCOUNT SL

Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Safeco Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. We established Safeco Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the policy. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                                     EXPERTS


The financial statements of Safeco Separate Account SL at December 31, 2002, and for each of the two years or periods in the period then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

Actuarial matters included in the prospectus and this Statement of Additional Information, have been approved by Jon David Parker, of Safeco Life Insurance Company, and are included in reliance upon his opinion as to their reasonableness as stated in his opinion filed as an exhibit to the Registration Statement.


                                  DISTRIBUTION


Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Safeco. For the years ended 2000, 2001 and 2002, SSI received $2,300,293, $2,118,360 and $1,456,477 in commissions for the distribution of the policies of which no payments were retained. These figures include the combined amount of all commissions paid from the product funded by the Separate Account whether allocated to the general account of the Depositor or the Separate Account.


The commissions paid to registered representatives on the sale of policies are not more than 90% of the Guaranteed Death Benefit premiums and 3% on premiums in excess of the Guaranteed Death Benefit paid during the first year nor more than 2% during years two through six. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. Compensation arrangements may vary among broker dealers.

We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the policy other than those described in this prospectus.

REDUCTION OR ELIMINATION OF POLICY CHARGES OR ADDITIONAL AMOUNTS CREDITED Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.


2. The total amount of purchase payments to be received will be considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

UNDERWRITING

Safeco Life gathers certain information about an applicant's gender, age, health, occupation, avocation and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Safeco Life uses the 1980 Commissioner's Standard Ordinary Mortality table to determine the cost of insurance for each insured.


MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST
Safeco Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

ADVERTISING
Safeco Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Safeco Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Safeco Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


INCREASES IN FACE AMOUNT
FACE AMOUNT. The face amount is comprised of coverage segments for the original face amount and each subsequent increase in face amount. Under the level death benefit option, any excess of the total death benefit over the face amount is considered to be part of the original coverage segment. Each coverage segment has unique cost of insurance rates that vary based upon the insured's age and risk classification at the time the segment is added, the insured's gender, and the policy's duration at the time the segment is added. The coverage segments may be reduced due to requested reductions in face amount or withdrawals. Such reductions are first applied to the most recent coverage segment and, if the reduction exceeds the amount of that segment, the balance is applied to the next most recent segment(s).

MONTHLY COST OF INSURANCE CHARGE. Policy values are allocated to coverage segments, up to the amount of the coverage segment, in the order that the segments were added to the policy. The net amount at risk of a coverage segment is determined by subtracting the policy value allocated to the segment from the face amount of the segment. The monthly cost of insurance charge for each coverage segment is the cost of insurance rate for that segment multiplied by the net amount at risk of that segment. The monthly cost of insurance charge for the policy is the sum of the monthly cost of insurance charges for each coverage segment of the policy. On each monthly anniversary, the policy value is re-allocated to the coverage segments in the manner described above.


                                PERFORMANCE DATA

TOTAL RETURN

Total return figures which appear in advertisements and sales literature (including on our website) will be calculated in several manners. "STANDARDIZED" total returns include deduction of the monthly administration charge. "NON-STANDARDIZED" total returns do not include deduction of the monthly administration charge. The non-standardized method will cause the performance of the portfolios to appear higher than performance calculated using the standardized method.

Both standardized and non-standardized returns are updated on our website on a regular basis. Standardized returns are updated quarterly, and non-standardized returns are updated monthly. Both updates are based on data through the last business day of the month. Both methods reflect all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The total return calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes. If the total return calculations included these deductions, performance of the portfolios would be lower.

For STANDARDIZED returns, we present returns for 1 year, 5 years, and 10 years (up to the portfolio's availability through the Separate Account), and inception-to-date, i.e., from the date the portfolio became part of the separate account. All returns are annualized, i.e., presented as AVERAGE ANNUAL TOTAL RETURNS (defined below).

For NON-STANDARDIZED returns, we present year-to-date total return (defined below), average annual total return for 1, 3, 5, 7, and 10 years (up to the life of the portfolio), and cumulative total returns over the life of the portfolio (defined below).

DEFINITIONS:

1. "AVERAGE ANNUAL TOTAL RETURN" or "ANNUALIZED TOTAL RETURN" is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including inception-to-date, 1 year, 3 years, 5 years, 7 years, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:


                           P (1 + T)(POWER OF n) = ERV

where:
P       = a hypothetical initial payment of $1,000;
T       = the average annual total return;
n       = the number of years; and
ERV     = the withdrawal value at the end of the time period used.


2. "YEAR-TO-DATE TOTAL RETURN" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the most recent year-end to the end of the period. It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

         Year-to-Date Total Return (%) = ((unit value at end of period) / (unit value at most recent year end) -1) * 100%

3. "CUMULATIVE TOTAL RETURN, LIFE OF PORTFOLIO" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the establishment of the portfolio to the end of the period. ("Establishment" is the first date the investment company established the portfolio, regardless of whether the portfolio was available as a portfolio option through the separate account at that time.) Cumulative total returns are not averaged.

         Cumulative total return, Life of Portfolio (%) =
         ((unit value at end of the period) / (unit value at establishment of portfolio) -1) * 100%

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

The charts below show the performance of the portfolios calculated using the three methods described above and show both standardized and non-standardized figures. The calculation for Year to Date Total Return and Average Annual Total Return produce the same figures when done for an annual time period. For this reason, only the Average Annual Total Return and the Cumulative Returns of the portfolios are shown. The Average Annual Total Return is shown for the period of January 1, 2002 to December 31, 2002. The values shown are not an estimate or a guarantee of future investment performance.

The Standardized chart shows performance only as far back as the date the portfolio became a part of the Separate Account or was reopened to new investors. For this reason, information is not included for AIM V.I. Capital Development Fund (Series II shares), AIM V.I. International Growth Fund (Series II shares), American Century VP Ultra Class II, Dreyfus Stock Index Fund, Inc. -- Service Shares, Fidelity Asset Manager Portfolio, Fidelity Equity Income Portfolio, INVESCO VIF - Health Sciences Fund, JPMorgan International Opportunities Portfolio, and JPMorgan Mid Cap Value Portfolio because they were added or reopened to all investors in the Separate Account as of 5/1/03.



                                                                          AVERAGE ANNUAL         CUMULATIVE TOTAL RETURN
STANDARDIZED PERFORMANCE                                                   TOTAL RETURN         LIFE OF SEPARATE ACCOUNT *
Safeco RST Bond Portfolio                                                      6.51                     40.89
Safeco RST Equity Portfolio                                                  -26.80                     11.71
Safeco RST Growth Opportunities Portfolio                                    -38.43                     18.08
Safeco RST Northwest Portfolio                                               -24.93                     13.82

                                                                         AVERAGE ANNUAL       CUMULATIVE TOTAL RETURN
STANDARDIZED PERFORMANCE                                                  TOTAL RETURN       LIFE OF SEPARATE ACCOUNT *
Safeco RST Small Company Value Portfolio                                      -5.70                     -4.37

AIM V.I. Aggressive Growth Fund (Series I shares)                            -23.59                    -53.13

American Century VP Balanced                                                 -10.64                      5.37
American Century VP International                                            -21.33                     -9.69
American Century VP Value                                                          **                  -13.52

Dreyfus IP - Midcap Stock Portfolio - Initial Shares                         -13.54                    -17.48
Dreyfus IP - Technology Growth Portfolio - Initial Shares                    -40.15                    -74.41
Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares              -29.80                    -52.98
Dreyfus VIF - Appreciation Portfolio - Initial Shares                        -17.71                    -27.87
Dreyfus VIF - Quality Bond Portfolio - Initial Shares                          6.49                     23.20

Federated High Income Bond Fund II                                             0.18                     -6.59
Federated Capital Income Fund II                                             -24.86                    -41.84

Fidelity VIP Growth & Income Portfolio                                       -17.61                      3.91
Fidelity VIP Contrafund Portfolio                                            -10.43                    102.62
Fidelity VIP Equity-Income Portfolio                                         -17.94                    175.98
Fidelity VIP Growth Portfolio                                                -30.95                    141.01
Fidelity VIP Money Market Portfolio                                            0.48                     45.66
Fidelity VIP Asset Manager Portfolio                                          -9.82                    101.18

Franklin Small Cap Fund (Class 2)                                            -29.54                    -50.07
Franklin U.S. Government Fund (Class 2)                                        8.47                     25.21
Mutual Shares Securities Fund (Class 2)                                            **                  -15.41
Templeton Developing Markets Securities Fund (Class 2)                        -1.34                    -28.82
Templeton Growth Securities Fund (Class 2)                                         **                  -20.73

INVESCO VIF - Real Estate Opportunity Fund                                     5.11                     16.47

ING VP Natural Resources Trust                                                -3.27                      1.65



           (AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY                  AVERAGE ANNUAL         CUMULATIVE TOTAL RETURN
              INVESTED IN THEM SINCE APRIL 30, 2000.)                      TOTAL RETURN         LIFE OF SEPARATE ACCOUNT *
Fidelity VIP Asset Manager: Growth Portfolio                                 -16.54                     49.19
Fidelity VIP Balanced Portfolio                                               -9.81                      5.86
Fidelity VIP High Income Portfolio                                             2.21                     16.55
Fidelity VIP Index 500 Portfolio                                             -23.18                    111.06
Fidelity VIP Investment Grade Bond Portfolio                                   9.03                     98.75
Fidelity VIP Overseas Portfolio                                              -21.24                     24.39
ING VP Emerging Markets Fund                                                 -10.41                    -37.89
Wanger U.S. Smaller Companies                                                -17.81                     10.78

           (AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY                  AVERAGE ANNUAL         CUMULATIVE TOTAL RETURN
              INVESTED IN THEM SINCE APRIL 30, 2003.)                      TOTAL RETURN         LIFE OF SEPARATE ACCOUNT *
AIM V.I. Growth Fund (Series I shares)                                       -31.80                    -67.26
Fidelity VIP Growth Opportunities Portfolio                                  -22.78                    -26.14
JPMorgan U.S. Large Cap Core Equity Portfolio                                -25.53                    -42.68
Scudder VS I Balanced Portfolio                                              -16.09                    -23.96
Scudder VS I International Portfolio                                         -19.35                    -52.98



* "Life of Separate Account" reflects performance since the first date the portfolio was offered by Safeco's Separate Account SL.

** These funds were added to the Separate Account as of 5/1/02 and, therefore, were not a part of the Separate Account for the entire year of 2002. Average Annual Total Returns were not available for year 2002.



                                                                          AVERAGE ANNUAL        CUMULATIVE TOTAL RETURN
NON-STANDARDIZED PERFORMANCE                                               TOTAL RETURN           LIFE OF PORTFOLIO *
Safeco RST Bond Portfolio                                                      7.04                    163.80
Safeco RST Equity Portfolio                                                  -26.43                    247.65
Safeco RST Growth Opportunities Portfolio                                    -38.11                    189.98
Safeco RST Northwest Portfolio                                               -24.54                     42.14
Safeco RST Small Company Value Portfolio                                      -5.23                     25.18

AIM V.I. Aggressive Growth Fund (Series I shares)                            -23.19                    -18.64
AIM V.I. Capital Development Fund  (Series II shares)                        -22.11
AIM V.I. International Growth Fund (Series II shares)                        -16.52

American Century VP Ultra Class II                                           -26.78**                  -18.76
American Century VP Balanced                                                 -10.18                    103.08
American Century VP International                                            -20.90                     25.69
American Century VP Value                                                    -12.61                     70.55

Dreyfus IP - Midcap Stock Portfolio - Initial Shares                         -13.10                     -4.02
Dreyfus IP - Technology Growth Portfolio - Initial Shares                    -39.83                    -55.01
Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares              -29.45                     76.45
Dreyfus VIF - Appreciation Portfolio - Initial Shares                        -17.30                    140.40
Dreyfus VIF - Quality Bond Portfolio - Initial Shares                          7.01                    154.58
Dreyfus Stock Index Fund, Inc. - Service Shares                              -22.80                    191.28

Federated High Income Bond Fund II                                             0.69                     26.70
Federated Capital Income Fund II                                             -24.48                     -5.36

Fidelity VIP Growth & Income Portfolio                                       -17.19                     26.57
Fidelity VIP Contrafund Portfolio                                             -9.98                    141.07
Fidelity VIP Equity-Income Portfolio                                         -17.53                    326.40
Fidelity VIP Growth Portfolio                                                -30.59                    354.06
Fidelity VIP Money Market Portfolio                                            0.98                    209.09
Fidelity VIP Asset Manager Portfolio                                          -9.36                    167.65

Franklin Small Cap Fund (Class 2)                                            -29.17                     52.38

                                                                          AVERAGE ANNUAL        CUMULATIVE TOTAL RETURN
NON-STANDARDIZED PERFORMANCE                                               TOTAL RETURN           LIFE OF PORTFOLIO *

Franklin U.S. Government Fund (Class 2)                                        9.01                    157.44
Mutual Shares Securities Fund (Class 2)                                      -14.71                     28.92
Templeton Developing Markets Securities Fund (Class 2)                        -0.68                    -51.97
Templeton Growth Securities Fund (Class 2)                                   -20.18                     -5.21

INVESCO VIF - Real Estate Opportunity Fund                                     5.63                     11.08
INVESCO VIF - Health Sciences Fund                                           -24.74                     37.09

ING VP Natural Resources Trust                                                -2.77                     29.76

JPMorgan Mid Cap Value Portfolio                                               0.12                     10.83
JPMorgan International Opportunities Portfolio                               -18.88                      2.35



           (AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY                  AVERAGE ANNUAL        CUMULATIVE TOTAL RETURN
              INVESTED IN THEM SINCE APRIL 30, 2000.)                      TOTAL RETURN            LIFE OF PORTFOLIO
Fidelity VIP Asset Manager: Growth Portfolio                                 -16.11                     63.59
Fidelity VIP Balanced Portfolio                                               -9.36                     55.10
Fidelity VIP High Income Portfolio                                             2.74                    166.08
Fidelity VIP Index 500 Portfolio                                             -22.79                    138.49
Fidelity VIP Investment Grade Bond Portfolio                                   9.57                    159.43
Fidelity VIP Overseas Portfolio                                              -20.83                     73.91
ING VP Emerging Markets Fund                                                  -9.96                    -30.89
Wanger U.S. Smaller Companies                                                -17.38                    143.71



           (AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY                  AVERAGE ANNUAL        CUMULATIVE TOTAL RETURN
              INVESTED IN THEM SINCE APRIL 30, 2003.)                      TOTAL RETURN            LIFE OF PORTFOLIO
AIM V.I. Growth Fund (Series I shares)                                       -31.45                     32.88
Fidelity VIP Growth Opportunities Portfolio                                  -22.39                     40.63
JPMorgan U.S. Large Cap Core Equity Portfolio                                -25.15                     73.86
Scudder VS I Balanced Portfolio                                              -15.67                    327.80
Scudder VS I International Portfolio                                         -18.93                    106.49



* "Life of Portfolio" reflects performance since the first date the investment company established the portfolio, regardless of whether or not the portfolio was offered by Safeco under a variable life insurance policy.

** Annualized return from May 1, 2002 inception date to December 31, 2002.

PERFORMANCE COMPARISON
The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Standard & Poor's High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

OUR INCOME TAXES
Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE
In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the sub accounts at their inception.


These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
45. Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Safeco Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-800-472-3326.


                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                            SAFECO RST BOND PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1988           250,000       3,168          1,968        250,000       2,934         1,734
        1989           250,000       6,973          5,413        250,000       6,516         4,956
        1990           250,000      10,623          8,703        250,000       9,949         8,029
        1991           250,000      15,494         13,349        250,000      14,500        12,355
        1992           250,000      19,646         17,501        250,000      18,312        16,167
        1993           250,000      24,907         23,191        250,000      23,084        21,368
        1994           250,000      26,840         25,553        250,000      24,691        23,404
        1995           250,000      34,973         34,115        250,000      31,936        31,078
        1996           250,000      37,841         37,412        250,000      34,243        33,814
        1997           250,000      43,934         43,934        250,000      39,356        39,356
        1998           250,000      50,659         50,659        250,000      44,944        44,944
        1999           250,000      50,926         50,926        250,000      44,712        44,712
        2000           250,000      59,550         59,550        250,000      51,768        51,768
        2001           250,000      66,223         66,223        250,000      57,018        57,018
        2002           250,000      73,584         73,584        250,000      62,754        62,754


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                           SAFECO RST EQUITY PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1988           250,000       3,817          2,617         250,000        3,561         2,361
        1989           250,000       8,851          7,291         250,000        8,314         6,754
        1990           250,000      11,167          9,247         250,000       10,484         8,564
        1991           250,000      17,997         15,852         250,000       16,892        14,747
        1992           250,000      22,578         20,433         250,000       21,113        18,968
        1993           250,000      32,668         30,952         250,000       30,422        28,706
        1994           250,000      38,642         37,355         250,000       35,806        34,519
        1995           250,000      53,397         52,539         250,000       49,250        48,392
        1996           250,000      70,128         69,699         250,000       64,399        63,970
        1997           250,000      90,995         90,995         250,000       83,227        83,227
        1998           250,000     116,977        116,977         250,000      106,676       106,676
        1999           250,000     130,437        130,437         250,000      118,655       118,655
        2000           250,000     118,248        118,248         250,000      107,233       107,233
        2001           250,000     108,992        108,992         250,000       98,418        98,418
        2002           250,000      82,019         82,019         250,000       73,539        73,539


                    SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1994           250,000       3,335          2,135        250,000        3,096           1,896
        1995           250,000       9,193          7,633        250,000        8,630           7,070
        1996           250,000      16,213         14,293        250,000       15,262          13,342
        1997           250,000      27,876         25,731        250,000       26,249          24,104
        1998           250,000      31,269         29,124        250,000       29,362          27,217
        1999           250,000      35,999         34,283        250,000       33,662          31,946
        2000           250,000      36,314         35,027        250,000       33,764          32,477
        2001           250,000      46,576         45,718        250,000       43,057          42,199
        2002           250,000      30,488         30,059        250,000       27,873          27,444


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000 Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A Issue Age:                             45
    Death Benefits Payable to Age:               95 Premiums Payable to Age:               95

                         SAFECO RST NORTHWEST PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1994           250,000      3,053          1,853          250,000       2,823         1,623
        1995           250,000      6,592          5,032          250,000       6,152         4,592
        1996           250,000     10,808          8,888          250,000      10,120         8,200
        1997           250,000     18,138         15,993          250,000      16,993        14,848
        1998           250,000     21,613         19,468          250,000      20,172        18,027
        1999           250,000     38,057         36,341          250,000      35,420        33,704
        2000           250,000     34,625         33,338          250,000      32,043        30,756
        2001           250,000     33,294         32,436          250,000      30,563        29,705
        2002           250,000     27,203         26,774          250,000      24,645        24,216


                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1997           250,000      2,929          1,729          250,000       2,704         1,504
        1998           250,000      4,707          3,147          250,000       4,361         2,801
        1999           250,000      8,928          7,008          250,000       8,333         6,413
        2000           250,000     11,098          8,953          250,000      10,333         8,188
        2001           250,000     17,029         14,884          250,000      15,807        13,662
        2002           250,000     18,933         17,217          250,000      17,441        15,725


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                 AIM V.I. AGGRESSIVE GROWTH FUND SERIES I SHARES


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1998           250,000       2,854          1,654        250,000       2,631        1,431
        1999           250,000       8,731          7,171        250,000       8,182        6,622
        2000           250,000      12,005         10,085        250,000      11,259        9,339
        2001           250,000      10,910          8,765        250,000      10,179        8,034
        2002           250,000      10,562          8,417        250,000       9,762        7,617


                      AIM V.I. GROWTH FUND SERIES I SHARES


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES
        1993           250,000       3,485          2,285        250,000       3,240         2,040
        1994           250,000       6,329          4,769        250,000       5,910         4,350
        1995           250,000      21,197         19,277        250,000      19,943        18,023
        1996           250,000      27,138         24,993        250,000      25,514        23,369
        1997           250,000      36,668         34,523        250,000      34,411        32,266
        1998           250,000      49,447         47,731        250,000      46,285        44,569
        1999           250,000      67,965         66,678        250,000      63,467        62,180
        2000           250,000      56,028         55,170        250,000      52,101        51,243
        2001           250,000      38,591         38,162        250,000      35,578        35,149
        2002           250,000      28,288         28,288        250,000      25,658        25,658


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER



    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95



              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                           BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
        2001           250,000      2,927          1,727         250,000      2,701         1,501
        2002           250,000      4,612          3,052         250,000      4,271         2,711



              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES II SHARES



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        2001            250,000     3,287        2,087          250,000      3,049         1,849
        2002            250,000     5,270        3,710          250,000      4,901         3,341



                       AMERICAN CENTURY VP ULTRA CLASS II



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
        2002           250,000      2,049          849           250,000      1,857         657



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                        AMERICAN CENTURY VP INTERNATIONAL


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       3,345        2,145         250,000       3,105         1,905
        1996           250,000       7,374        5,814         250,000       6,901         5,341
        1997           250,000      12,357       10,437         250,000      11,597         9,677
        1998           250,000      18,223       16,078         250,000      17,091        14,946
        1999           250,000      34,895       32,750         250,000      32,702        30,557
        2000           250,000      31,254       29,538         250,000      29,147        27,431
        2001           250,000      23,943       22,656         250,000      22,130        20,843
        2002           250,000      21,138       20,280         250,000      19,275        18,417


                          AMERICAN CENTURY VP BALANCED


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH      ACCOUNT      SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1992           250,000       2,725        1,525         250,000       2,507         1,307
        1993           250,000       6,258        4,698         250,000       5,830         4,270
        1994           250,000       9,283        7,363         250,000       8,670         6,750
        1995           250,000      14,879       12,734         250,000      13,901        11,756
        1996           250,000      19,958       17,813         250,000      18,584        16,439
        1997           250,000      26,484       24,768         250,000      24,535        22,819
        1998           250,000      33,967       32,680         250,000      31,298        30,011
        1999           250,000      40,411       39,553         250,000      37,004        36,146
        2000           250,000      41,903       41,474         250,000      38,063        37,634
        2001           250,000      42,914       42,914         250,000      38,581        38,581
        2002           250,000      41,026       41,026         250,000      36,436        36,436


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER


    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95


                            AMERICAN CENTURY VP VALUE


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1996           250,000       3,598        2,398         250,000       3,350         2,150
        1997           250,000       8,551        6,991         250,000       8,025         6,465
        1998           250,000      12,172       10,252         250,000      11,432         9,512
        1999           250,000      15,047       12,902         250,000      14,099        11,954
        2000           250,000      21,394       19,249         250,000      19,979        17,834
        2001           250,000      27,573       25,857         250,000      25,616        23,900
        2002           250,000      26,504       25,217         250,000      24,433        23,146


               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1993           250,000       4,140        2,940         250,000       3,874         2,674
        1994           250,000       7,124        5,564         250,000       6,676         5,116
        1995           250,000      13,729       11,809         250,000      12,914        10,994
        1996           250,000      20,249       18,104         250,000      19,032        16,887
        1997           250,000      29,800       27,655         250,000      27,945        25,800
        1998           250,000      42,315       40,599         250,000      39,557        37,841
        1999           250,000      58,735       57,448         250,000      54,746        53,459
        2000           250,000      54,580       53,722         250,000      50,648        49,790
        2001           250,000      44,150       43,721         250,000      40,659        40,230
        2002           250,000      33,073       33,073         250,000      30,047        30,047


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                       DREYFUS IP - MIDCAP STOCK PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1998           250,000       2,802        1,602         250,000       2,581         1,381
        1999           250,000       6,532        4,972         250,000       6,091         4,531
        2000           250,000      10,337        8,417         250,000       9,670         7,750
        2001           250,000      12,796       10,651         250,000      11,943         9,798
        2002           250,000      13,652       11,507         250,000      12,658        10,513


                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1999           250,000      12,514       11,314         250,000      12,023        10,823
        2000           250,000      11,246        9,686         250,000      10,734         9,174
        2001           250,000       9,362        7,442         250,000       8,875         6,955
        2002           250,000       7,276        5,131         250,000       6,815         4,670


                      DREYFUS VIF - APPRECIATION PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1993           250,000       3,241        2,041         250,000       3,005         1,805
        1994           250,000       6,497        4,937         250,000       6,064         4,504
        1995           250,000      12,784       10,864         250,000      11,996        10,076
        1996           250,000      19,807       17,662         250,000      18,582        16,437
        1997           250,000      29,143       26,998         250,000      27,284        25,139
        1998           250,000      41,739       40,023         250,000      38,957        37,241
        1999           250,000      49,605       48,318         250,000      46,129        44,842
        2000           250,000      51,936       51,078         250,000      48,065        47,207
        2001           250,000      49,422       48,993         250,000      45,430        45,001
        2002           250,000      43,232       43,232         250,000      39,335        39,335


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                      DREYFUS VIF - QUALITY BOND PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1990           250,000       3,178        1,978         250,000       2,944         1,744
        1991           250,000       7,167        5,607         250,000       6,700         5,140
        1992           250,000      10,417        8,497         250,000       9,755         7,835
        1993           250,000      13,696       11,551         250,000      12,802        10,657
        1994           250,000      17,436       15,291         250,000      16,234        14,089
        1995           250,000      24,506       22,790         250,000      22,692        20,976
        1996           250,000      28,138       26,851         250,000      25,876        24,589
        1997           250,000      33,810       32,952         250,000      30,855        29,997
        1998           250,000      38,509       38,080         250,000      34,831        34,402
        1999           250,000      41,202       41,202         250,000      36,868        36,868
        2000           250,000      51,085       51,085         250,000      45,272        45,272
        2001           250,000      57,078       57,078         250,000      50,121        50,121
        2002           250,000      63,998       63,998         250,000      55,701        55,701



                         DREYFUS STOCK INDEX FUND, INC.



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
         1989           250,000       3,224        2,024        250,000        2,998         1,788
         1990           250,000       5,977        4,417        250,000        5,571         4,011
         1991           250,000      11,794        9,874        250,000       11,056         9,136
         1992           250,000      15,516       13,371        250,000       14,522        12,377
         1993           250,000      17,490       15,345        250,000       16,287        14,142
         1994           250,000      24,147       22,431        250,000       22,359        20,643
         1995           250,000      37,010       35,723        250,000       34,112        32,825
         1996           250,000      48,118       47,260        250,000       44,132        43,274
         1997           250,000      67,312       66,883        250,000       61,461        61,032
         1998           250,000      91,427       91,427        250,000       83,159        83,159
         1999           250,000     113,311      113,311        250,000      102,758       102,758
         2000           250,000     104,809      104,809        250,000       94,720        94,720
         2001           250,000      92,896       92,896        250,000       83,548        83,548
         2002           250,000      73,693       73,693        250,000       65,778        65,778


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                       FEDERATED HIGH INCOME BOND FUND II


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1994            250,000      2,784        1,584         250,000       2,564         1,364
        1995            250,000      7,109        5,549         250,000       6,639         5,079
        1996            250,000     11,577        9,657         250,000      10,845         8,925
        1997            250,000     16,544       14,399         250,000      15,487        13,342
        1998            250,000     19,936       17,791         250,000      18,586        16,441
        1999            250,000     23,294       21,578         250,000      21,579        19,863
        2000            250,000     21,459       20,172         250,000      19,687        18,400
        2001            250,000     24,535       23,677         250,000      22,262        21,404
        2002            250,000     27,609       27,180         250,000      24,733        24,304



                        FEDERATED CAPITAL INCOME FUND II



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1994           250,000       2,802        1,602         250,000       2,582         1,382
        1995           250,000       7,370        5,810         250,000       6,887         5,327
        1996           250,000      11,578        9,658         250,000      10,848         8,928
        1997           250,000      18,460       16,315         250,000      17,298        15,153
        1998           250,000      24,349       22,204         250,000      22,749        20,604
        1999           250,000      54,951       53,235         250,000      51,283        49,567
        2000           250,000      50,037       48,750         250,000      46,531        45,244
        2001           250,000      45,395       44,537         250,000      41,979        41,121
        2002           250,000      36,406       35,977         250,000      33,348        32,919


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                       FIDELITY VIP MONEY MARKET PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1983           250,000       3,241        2,041         250,000       3,005         1,805
        1984           250,000       6,995        5,435         250,000       6,538         4,978
        1985           250,000      10,807        8,887         250,000      10,125         8,205
        1986           250,000      14,665       12,520         250,000      13,719        11,574
        1987           250,000      18,694       16,549         250,000      17,415        15,270
        1988           250,000      23,157       21,441         250,000      21,439        19,723
        1989           250,000      28,353       27,066         250,000      26,072        24,785
        1990           250,000      33,626       32,768         250,000      30,683        29,825
        1991           250,000      38,548       38,119         250,000      34,863        34,434
        1992           250,000      42,804       42,804         250,000      38,313        38,313
        1993           250,000      46,807       46,807         250,000      41,458        41,458
        1994           250,000      51,329       51,329         250,000      44,987        44,987
        1995           250,000      56,798       56,798         250,000      49,268        49,268
        1996           250,000      62,174       62,174         250,000      53,373        53,373
        1997           250,000      67,757       67,757         250,000      57,552        57,552
        1998           250,000      73,459       73,459         250,000      61,711        61,711
        1999           250,000      79,058       79,058         250,000      65,642        65,642
        2000           250,000      85,548       85,548         250,000      69,944        69,944
        2001           250,000      90,411       90,411         250,000      72,670        72,670
        2002           250,000      92,988       92,988         250,000      73,290        73,290


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                       FIDELITY VIP HIGH INCOME PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1986           250,000       3,532        2,332         250,000       3,286         2,086
        1987           250,000       6,669        5,109         250,000       6,233         4,673
        1988           250,000      10,813        8,893         250,000      10,135         8,215
        1989           250,000      13,122       10,977         250,000      12,266        10,121
        1990           250,000      15,620       13,475         250,000      14,521        12,376
        1991           250,000      25,150       23,434         250,000      23,270        21,554
        1992           250,000      34,545       33,258         250,000      31,800        30,513
        1993           250,000      45,001       44,143         250,000      41,205        40,347
        1994           250,000      46,840       46,411         250,000      42,591        42,162
        1995           250,000      59,870       59,870         250,000      54,056        54,056
        1996           250,000      71,241       71,241         250,000      63,921        63,921
        1997           250,000      86,811       86,811         250,000      77,479        77,479
        1998           250,000      85,126       85,126         250,000      75,541        75,541
        1999           250,000      94,437       94,437         250,000      83,316        83,316
        2000           250,000      74,561       74,561         250,000      65,235        65,235
        2001           250,000      67,309       67,309         250,000      58,199        58,199
        2002           250,000      71,377       71,377         250,000      60,884        60,884


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000 Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A Issue Age:                             45
    Death Benefits Payable to Age:               95 Premiums Payable to Age:               95

                      FIDELITY VIP EQUITY-INCOME PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY         CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT      SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE          VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1987           250,000        2,891        1,691        250,000        2,667         1,467
        1988           250,000        7,395        5,835        250,000        6,912         5,352
        1989           250,000       12,241       10,321        250,000       11,478         9,558
        1990           250,000       12,742       10,597        250,000       11,904         9,759
        1991           250,000       20,704       18,559        250,000       19,295        17,150
        1992           250,000       27,607       25,891        250,000       25,602        23,886
        1993           250,000       36,049       34,762        250,000       33,261        31,974
        1994           250,000       41,537       40,679        250,000       38,093        37,235
        1995           250,000       59,989       59,560        250,000       54,723        54,294
        1996           250,000       71,630       71,630        250,000       64,987        64,987
        1997           250,000       95,230       95,230        250,000       86,038        86,038
        1998           250,000      109,053      109,053        250,000       98,178        98,178
        1999           250,000      118,371      118,371        250,000      106,207       106,207
        2000           250,000      130,711      130,711        250,000      116,904       116,904
        2001           250,000      126,106      126,106        250,000      112,370       112,370
        2002           250,000      106,159      106,159        250,000       94,074        94,074


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                          FIDELITY VIP GROWTH PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1987           250,000        3,053        1,853        250,000        2,824         1,624
        1988           250,000        7,127        5,567        250,000        6,660         5,100
        1989           250,000       13,431       11,511        250,000       12,607        10,687
        1990           250,000       14,346       12,201        250,000       13,424        11,279
        1991           250,000       25,319       23,174        250,000       23,654        21,509
        1992           250,000       30,808       29,092        250,000       28,650        26,934
        1993           250,000       40,198       38,911        250,000       37,211        35,924
        1994           250,000       42,871       42,013        250,000       39,449        38,591
        1995           250,000       61,915       61,486        250,000       56,673        56,244
        1996           250,000       74,109       74,109        250,000       67,477        67,477
        1997           250,000       94,805       94,805        250,000       85,954        85,954
        1998           250,000      136,030      136,030        250,000      123,013       123,013
        1999           250,000      190,293      190,293        250,000      171,899       171,899
        2000           250,000      171,211      171,211        250,000      154,480       154,480
        2001           250,000      142,513      142,513        250,000      128,272       128,272
        2002           250,000      100,680      100,680        250,000       90,128        90,128


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                         FIDELITY VIP OVERSEAS PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1988           250,000       3,206        2,006         250,000       2,971         1,771
        1989           250,000       8,020        6,460         250,000       7,512         5,952
        1990           250,000      10,789        8,869         250,000      10,111         8,191
        1991           250,000      14,831       12,686         250,000      13,880        11,735
        1992           250,000      15,734       13,589         250,000      14,638        12,493
        1993           250,000      25,740       24,024         250,000      23,835        22,119
        1994           250,000      29,005       27,718         250,000      26,679        25,392
        1995           250,000      34,860       34,002         250,000      31,829        30,971
        1996           250,000      42,561       42,132         250,000      38,553        38,124
        1997           250,000      50,492       50,492         250,000      45,347        45,347
        1998           250,000      59,868       59,868         250,000      53,348        53,348
        1999           250,000      89,089       89,089         250,000      78,971        78,971
        2000           250,000      73,736       73,736         250,000      64,932        64,932
        2001           250,000      59,628       59,628         250,000      51,978        51,978
        2002           250,000      48,930       48,930         250,000      42,011        42,011


                  FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1989           250,000       3,278        2,078         250,000       3,041         1,841
        1990           250,000       6,751        5,191         250,000       6,307         4,747
        1991           250,000      11,389        9,469         250,000      10,676         8,756
        1992           250,000      15,277       13,132         250,000      14,299        12,154
        1993           250,000      20,190       18,045         250,000      18,827        16,682
        1994           250,000      22,123       20,407         250,000      20,488        18,772
        1995           250,000      29,325       28,038         250,000      26,983        25,696
        1996           250,000      33,083       32,225         250,000      30,201        29,343
        1997           250,000      39,059       38,630         250,000      35,344        34,915
        1998           250,000      45,439       45,439         250,000      40,719        40,719
        1999           250,000      47,435       47,435         250,000      42,074        42,074
        2000           250,000      55,492       55,492         250,000      48,746        48,746
        2001           250,000      62,699       62,699         250,000      54,575        54,575
        2002           250,000      71,612       71,612         250,000      61,794        61,794


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                      FIDELITY VIP ASSET MANAGER PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1990           250,000       3,158        1,958         250,000       2,924         1,724
        1991           250,000       7,712        6,152         250,000       7,218         5,658
        1992           250,000      11,982       10,062         250,000      11,239         9,319
        1993           250,000      18,160       16,015         250,000      17,027        14,882
        1994           250,000      19,520       17,375         250,000      18,215        16,070
        1995           250,000      26,241       24,525         250,000      24,356        22,640
        1996           250,000      33,339       32,052         250,000      30,767        29,480
        1997           250,000      43,644       42,786         250,000      40,047        39,189
        1998           250,000      53,378       52,949         250,000      48,679        48,250
        1999           250,000      62,254       62,254         250,000      56,398        56,398
        2000           250,000      62,159       62,159         250,000      55,902        55,902
        2001           250,000      61,857       61,857         250,000      55,171        55,171
        2002           250,000      58,450       58,450         250,000      51,618        51,618


                        FIDELITY VIP INDEX 500 PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1993           250,000       3,261        2,061         250,000       3,024         1,824
        1994           250,000       6,383        4,823         250,000       5,957         4,397
        1995           250,000      13,016       11,096         250,000      12,216        10,296
        1996           250,000      19,656       17,511         250,000      18,441        16,296
        1997           250,000      30,097       27,952         250,000      28,183        26,038
        1998           250,000      42,402       40,686         250,000      39,586        37,870
        1999           250,000      54,490       53,203         250,000      50,708        49,421
        2000           250,000      51,769       50,911         250,000      47,947        47,089
        2001           250,000      47,738       47,309         250,000      43,903        43,474
        2002           250,000      39,019       39,019         250,000      35,479        35,479


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                  FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO


       POLICY                       POLICY         CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT       SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE          VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       3,719          2,519        250,000       3,466         2,266
        1996           250,000       8,216          6,656        250,000       7,708         6,148
        1997           250,000      14,106         12,186        250,000      13,268        11,348
        1998           250,000      20,086         17,941        250,000      18,873        16,728
        1999           250,000      26,509         24,364        250,000      24,835        22,690
        2000           250,000      25,597         23,881        250,000      23,831        22,115
        2001           250,000      26,226         24,939        250,000      24,220        22,933
        2002           250,000      24,377         23,519        250,000      22,254        21,396


                        FIDELITY VIP CONTRAFUND PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       4,286        3,086         250,000       4,015         2,815
        1996           250,000       8,986        7,426         250,000       8,452         6,892
        1997           250,000      14,952       13,032         250,000      14,088        12,168
        1998           250,000      23,367       21,222         250,000      22,005        19,860
        1999           250,000      32,675       30,530         250,000      30,699        28,554
        2000           250,000      33,080       31,364         250,000      30,933        29,217
        2001           250,000      31,374       30,087         250,000      29,139        27,852
        2002           250,000      30,848       29,990         250,000      28,389        27,531


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                         FIDELITY VIP BALANCED PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       3,403        2,203         250,000       3,162         1,962
        1996           250,000       7,143        5,583         250,000       6,682         5,122
        1997           250,000      12,461       10,541         250,000      11,696         9,776
        1998           250,000      18,167       16,022         250,000      17,039        14,894
        1999           250,000      21,998       19,853         250,000      20,553        18,408
        2000           250,000      23,726       22,010         250,000      22,023        20,307
        2001           250,000      26,068       24,781         250,000      24,008        22,721
        2002           250,000      26,237       25,379         250,000      23,912        23,054


                   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       4,041        2,841         250,000       3,778         2,578
        1996           250,000       8,468        6,908         250,000       7,954         6,394
        1997           250,000      15,005       13,085         250,000      14,130        12,210
        1998           250,000      22,442       20,297         250,000      21,118        18,973
        1999           250,000      26,381       24,236         250,000      24,740        22,595
        2000           250,000      24,124       22,408         250,000      22,470        20,754
        2001           250,000      22,943       21,656         250,000      21,168        19,881
        2002           250,000      19,959       19,101         250,000      18,154        17,296


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                     FIDELITY VIP GROWTH & INCOME PORTFOLIO


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1997           250,000       3,958        2,758         250,000       3,697         2,497
        1998           250,000       9,215        7,655         250,000       8,664         7,104
        1999           250,000      13,329       11,409         250,000      12,540        10,620
        2000           250,000      15,621       13,476         250,000      14,656        12,511
        2001           250,000      16,824       14,679         250,000      15,693        13,548
        2002           250,000      16,316       14,600         250,000      15,068        13,352


                        FRANKLIN SMALL CAP FUND - CLASS 2


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       4,229        3,029         250,000       3,960         2,760
        1996           250,000       9,512        7,952         250,000       8,952         7,392
        1997           250,000      14,715       12,795         250,000      13,863        11,943
        1998           250,000      17,426       15,281         250,000      16,377        14,232
        1999           250,000      40,328       38,183         250,000      37,897        35,752
        2000           250,000      36,666       34,950         250,000      34,313        32,597
        2001           250,000      33,314       32,027         250,000      30,979        29,692
        2002           250,000      25,548       24,690         250,000      23,498        22,640


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                     FRANKLIN U.S. GOVERNMENT FUND - CLASS 2


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1989           250,000       3,159        1,959         250,000       2,925         1,725
        1990           250,000       6,800        5,240         250,000       6,352         4,792
        1991           250,000      11,324        9,404         250,000      10,612         8,692
        1992           250,000      15,431       13,286         250,000      14,442        12,297
        1993           250,000      19,256       17,111         250,000      17,947        15,802
        1994           250,000      20,970       19,254         250,000      19,403        17,687
        1995           250,000      28,467       27,180         250,000      26,166        24,879
        1996           250,000      32,331       31,473         250,000      29,479        28,621
        1997           250,000      38,308       37,879         250,000      34,618        34,189
        1998           250,000      44,017       44,017         250,000      39,381        39,381
        1999           250,000      46,007       46,007         250,000      40,726        40,726
        2000           250,000      54,015       54,015         250,000      47,340        47,340
        2001           250,000      60,477       60,477         250,000      52,500        52,500
        2002           250,000      68,798       68,798         250,000      59,182        59,182



                  JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       4,075        2,875         250,000       3,811         2,611
        1996           250,000       8,726        7,166         250,000       8,200         6,640
        1997           250,000      15,016       13,096         250,000      14,142        12,222
        1998           250,000      22,196       20,051         250,000      20,888        18,743
        1999           250,000      29,762       27,617         250,000      27,934        25,789
        2000           250,000      29,774       28,058         250,000      27,796        26,080
        2001           250,000      28,592       27,305         250,000      26,494        25,207
        2002           250,000      23,479       22,621         250,000      21,495        20,637


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER



    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95



                 JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       3,278        2,078         250,000       3,040         1,840
        1996           250,000       7,121        5,561         250,000       6,658         5,098
        1997           250,000      11,183        9,263         250,000      10,482         8,562
        1998           250,000      14,771       12,626         250,000      13,822        11,677
        1999           250,000      24,276       22,131         250,000      22,670        20,525
        2000           250,000      22,720       21,004         250,000      21,070        19,354
        2001           250,000      20,516       19,229         250,000      18,831        17,544
        2002           250,000      18,906       18,048         250,000      17,099        16,241



                        JPMORGAN MID CAP VALUE PORTFOLIO



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        2001           250,000      4,607        3,407          250,000      4,326         3,126
        2002           250,000      7,721        6,161          250,000      7,252         5,692



                       INVESCO VIF - HEALTH SCIENCES FUND



       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1997           250,000       3,525        2,325         250,000       3,278         2,078
        1998           250,000       9,571        8,011         250,000       8,994         7,434
        1999           250,000      13,156       11,236         250,000      12,369        10,449
        2000           250,000      21,095       18,950         250,000      19,827        17,682
        2001           250,000      20,796       18,651         250,000      19,452        17,307
        2002           250,000      17,791       16,075         250,000      16,485        14,769



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1998           250,000       2,238        1,038         250,000       2,038           838
        1999           250,000       5,314        3,754         250,000       4,927         3,367
        2000           250,000      10,804        8,884         250,000      10,097         8,177
        2001           250,000      13,600       11,455         250,000      12,688        10,543
        2002           250,000      17,545       15,400         250,000      16,303        14,158


                         ING VP NATURAL RESOURCES TRUST


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1992           250,000       3,038        1,838         250,000       2,809         1,609
        1993           250,000       6,803        5,243         250,000       6,352         4,792
        1994           250,000       9,216        7,296         250,000       8,614         6,694
        1995           250,000      14,261       12,116         250,000      13,327        11,182
        1996           250,000      21,891       19,746         250,000      20,406        18,261
        1997           250,000      26,520       24,804         250,000      24,589        22,873
        1998           250,000      23,402       22,115         250,000      21,508        20,221
        1999           250,000      29,888       29,030         250,000      27,226        26,368
        2000           250,000      38,646       38,217         250,000      34,893        34,464
        2001           250,000      34,602       34,602         250,000      30,847        30,847
        2002           250,000      36,337       36,337         250,000      31,940        31,940



(2) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.


THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                          ING VP EMERGING MARKETS FUND


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1995           250,000       2,796        1,596         250,000       2,575         1,375
        1996           250,000       6,318        4,758         250,000       5,888         4,328
        1997           250,000       8,157        6,237         250,000       7,607         5,687
        1998           250,000       7,837        5,962         250,000       7,261         5,116
        1999           250,000      25,116       22,971         250,000      23,378        21,233
        2000           250,000      16,458       14,742         250,000      15,170        13,454
        2001           250,000      17,136       15,849         250,000      15,607        14,320
        2002           250,000      17,980       17,122         250,000      16,136        15,278


                         SCUDDER VS I BALANCED PORTFOLIO


       POLICY                        POLICY       CASH                       POLICY        CASH
      YEAR END          DEATH       ACCOUNT     SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT       VALUE        VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1985           250,000        3,913        2,713        250,000        3,654         2,454
        1986           250,000        8,193        6,633        250,000        7,690         6,130
        1987           250,000       10,955        9,035        250,000       10,283         8,363
        1988           250,000       15,893       13,748        250,000       14,899        12,754
        1989           250,000       22,500       20,355        250,000       21,026        18,881
        1990           250,000       24,818       23,102        250,000       23,049        21,333
        1991           250,000       35,154       33,867        250,000       32,474        31,187
        1992           250,000       40,523       39,665        250,000       37,196        36,338
        1993           250,000       46,430       46,001        250,000       42,308        41,879
        1994           250,000       48,009       48,009        250,000       43,352        43,352
        1995           250,000       64,155       64,155        250,000       57,493        57,493
        1996           250,000       74,510       74,510        250,000       66,333        66,333
        1997           250,000       95,523       95,523        250,000       84,595        84,595
        1998           250,000      120,492      120,492        250,000      106,287       106,287
        1999           250,000      141,425      141,425        250,000      124,357       124,357
        2000           250,000      140,685      140,685        250,000      123,284       123,284
        2001           250,000      133,821      133,821        250,000      116,750       116,750
        2002           250,000      114,921      114,921        250,000       99,587        99,587


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                      SCUDDER VS I INTERNATIONAL PORTFOLIO


       POLICY                        POLICY       CASH                       POLICY        CASH
      YEAR END          DEATH       ACCOUNT     SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT       VALUE        VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1987           250,000        2,409        1,209        250,000        2,202         1,002
        1988           250,000        6,445        4,885        250,000        6,002         4,442
        1989           250,000       13,137       11,217        250,000       12,311        10,391
        1990           250,000       14,771       12,626        250,000       13,809        11,664
        1991           250,000       19,707       17,562        250,000       18,357        16,212
        1992           250,000       21,821       20,105        250,000       20,187        18,471
        1993           250,000       34,099       32,812        250,000       31,387        30,100
        1994           250,000       36,482       35,624        250,000       33,347        32,489
        1995           250,000       43,549       43,120        250,000       39,500        39,071
        1996           250,000       53,065       53,065        250,000       47,742        47,742
        1997           250,000       60,650       60,650        250,000       54,149        54,149
        1998           250,000       74,803       74,803        250,000       66,346        66,346
        1999           250,000      119,505      119,505        250,000      105,599       105,599
        2000           250,000       99,307       99,307        250,000       87,351        87,351
        2001           250,000       69,777       69,777        250,000       60,844        60,844
        2002           250,000       58,273       58,273        250,000       50,110        50,110


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

              TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1996           250,000       2,710        1,510         250,000       2,493         1,293
        1997           250,000       3,968        2,408         250,000       3,659         2,099
        1998           250,000       5,397        3,477         250,000       4,992         3,072
        1999           250,000      13,006       10,861         250,000      12,113         9,968
        2000           250,000      10,669        8,524         250,000       9,842         7,697
        2001           250,000      12,392       10,676         250,000      11,303         9,587
        2002           250,000      15,215       13,499         250,000      13,788        12,072


                   TEMPLETON GROWTH SECURITIES FUND - CLASS 2


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1994           250,000       3,063        1,863         250,000       2,833         1,633
        1995           250,000       6,866        5,306         250,000       6,413         4,853
        1996           250,000      11,425        9,505         250,000      10,706         8,786
        1997           250,000      15,716       13,571         250,000      14,709        12,564
        1998           250,000      17,348       15,203         250,000      16,153        14,008
        1999           250,000      20,802       19,086         250,000      19,233        17,517
        2000           250,000      20,224       18,937         250,000      18,509        17,222
        2001           250,000      17,925       17,067         250,000      16,155        15,297
        2002           250,000      16,757       15,899         250,000      14,881        14,023


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

    Initial Face Amount:                   $250,000   Annual Planned Premium:(1)     $ 4,000.00
    Death Benefit Option:                         A   Issue Age:                             45
    Death Benefits Payable to Age:               95   Premiums Payable to Age:               95

                    MUTUAL SHARES SECURITIES FUND -- CLASS 2


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1996           250,000       3,837        2,637         250,000       3,580         2,380
        1997           250,000       8,171        6,611         250,000       7,668         6,108
        1998           250,000      10,805        8,885         250,000      10,139         8,219
        1999           250,000      14,840       12,695         250,000      13,901        11,756
        2000           250,000      18,457       16,312         250,000      17,211        15,066
        2001           250,000      20,577       18,861         250,000      19,044        17,328
        2002           250,000      20,580       18,864         250,000      18,920        17,204


                          WANGER U.S. SMALLER COMPANIES


       POLICY                       POLICY        CASH                       POLICY        CASH
      YEAR END          DEATH      ACCOUNT      SURRENDER        DEATH       ACCOUNT     SURRENDER
    DECEMBER 31ST      BENEFIT      VALUE         VALUE         BENEFIT      VALUE         VALUE
  ---------------------------------------------------------------------------------------------------
                          BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES
        1996            250,000      4,528        3,328         250,000       4,249         3,049
        1997            250,000      9,938        8,378         250,000       9,364         7,804
        1998            250,000     14,055       12,135         250,000      13,245        11,325
        1999            250,000     21,313       19,168         250,000      20,067        17,922
        2000            250,000     22,147       20,002         250,000      20,757        18,612
        2001            250,000     27,859       26,143         250,000      25,966        24,250
        2002            250,000     25,428       23,712         250,000      23,561        21,845


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                      SAFECO SEPARATE ACCOUNT SL

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                 SUB-ACCOUNTS
                                                   -------------------------------------------------------------------------
                                                                                    SAFECO                        SAFECO
                                                      SAFECO         SAFECO         GROWTH         SAFECO        SMALL CO.
                                                       BOND          EQUITY      OPPORTUNITIES    NORTHWEST        VALUE
----------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $   1,155,312  $   5,820,809  $   8,489,638  $   2,025,716  $     623,163
                                                   =============  =============  =============  =============  =============

            SHARES OWNED                                 101,116        235,028        433,853        108,724         48,948

         Investments, at Value                     $   1,151,708  $   4,246,959  $   5,900,379  $   1,401,452  $     595,207
                                                   -------------  -------------  -------------  -------------  -------------

         Total Assets                                  1,151,708      4,246,959      5,900,379      1,401,452        595,207

LIABILITIES:                                                   -              -              -              -              -
                                                   -------------  -------------  -------------  -------------  -------------

NET ASSETS                                         $   1,151,708  $   4,246,959  $   5,900,379  $   1,401,452  $     595,207
                                                   =============  =============  =============  =============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $     677,996  $   2,538,010  $   3,117,482  $     967,594  $     595,207

      ACCUMULATION UNITS OUTSTANDING                      51,171        302,063        402,869        103,798         61,223

      ACCUMULATION UNIT VALUE                      $      13.247  $       8.403  $       7.739  $       9.322  $       9.722

ENHANCED VARIABLE UNIVERSAL LIFE AND
   ACCUMULATION LIFE
      NET ASSETS                                   $     473,712  $   1,708,949  $   2,782,897  $     433,858

      ACCUMULATION UNITS OUTSTANDING                       3,390         15,003         23,524          3,832

      ACCUMULATION UNIT VALUE                      $     139.744  $     113.917  $     118.305  $     113.211

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------
                                                      INVESCO        DREYFUS         DREYFUS                       DREYFUS
                                                    REAL ESTATE       MIDCAP       TECHNOLOGY       DREYFUS        QUALITY
                                                    OPPORTUNITY       STOCK          GROWTH      APPRECIATION       BOND
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $     934,921  $    1,030,990  $     421,375  $   1,315,976  $     439,572
                                                   =============  ==============  =============  =============  =============

            SHARES OWNED                                  90,277          77,697         39,181         37,295         38,209

         Investments, at Value                     $     946,985  $      935,467  $     225,289  $   1,073,355  $     445,132
                                                   -------------  --------------  -------------  -------------  -------------

         Total Assets                                    946,985         935,467        225,289      1,073,355        445,132

LIABILITIES:                                                   -               -              -              -              -
                                                   -------------  --------------  -------------  -------------  -------------

NET ASSETS                                         $     946,985  $      935,467  $     225,289  $   1,073,355  $     445,132
                                                   =============  ==============  =============  =============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $     946,985  $      935,467  $     225,289  $   1,073,355  $     445,132

      ACCUMULATION UNITS OUTSTANDING                      79,164         110,385         86,106        145,869         35,849

      ACCUMULATION UNIT VALUE                      $      11.962  $        8.475  $       2.617  $       7.359  $      12.414

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------
                                                      DREYFUS       FIDELITY                       FIDELITY       FIDELITY
                                                     SOCIALLY        EQUITY-        FIDELITY         HIGH           MONEY
                                                    RESPONSIBLE      INCOME          GROWTH         INCOME         MARKET
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $     287,246  $  10,829,768  $   27,637,594  $   2,438,376  $   5,803,860
                                                   =============  =============  ==============  =============  =============

            SHARES OWNED                                  10,118        483,042         717,059        325,755      5,803,860

         Investments, at Value                     $     191,212  $   8,772,034  $   16,807,863  $   1,931,727  $   5,803,860
                                                   -------------  -------------  --------------  -------------  -------------

         Total Assets                                    191,212      8,772,034      16,807,863      1,931,727      5,803,860

LIABILITIES:                                                   -              -               -              -              -
                                                   -------------  -------------  --------------  -------------  -------------

NET ASSETS                                         $     191,212  $   8,772,034  $   16,807,863  $   1,931,727  $   5,803,860
                                                   =============  =============  ==============  =============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $     191,212  $     894,888  $    3,456,741  $     213,687  $   2,675,495

      ACCUMULATION UNITS OUTSTANDING                      39,832         85,372         347,375         29,651        220,000

      ACCUMULATION UNIT VALUE                      $       4.801  $      10.483  $        9.952  $       7.207  $      12.160

ENHANCED VARIABLE UNIVERSAL LIFE AND
   ACCUMULATION LIFE
      NET ASSETS                                                  $   7,877,146  $   13,351,122  $   1,718,040  $   3,128,365

      ACCUMULATION UNITS OUTSTANDING                                     27,358          54,952         14,774         20,970

      ACCUMULATION UNIT VALUE                                     $     287.931  $      242.989  $     116.287  $     149.201

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                     FIDELITY        FIDELITY
                                                      FIDELITY       FIDELITY       ASSET MGR:        ASSET         FIDELITY
                                                      OVERSEAS       INDEX 500        GROWTH         MANAGER       CONTRAFUND
-------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $    5,538,071  $  10,466,489  $    1,444,729  $    9,528,571  $   7,617,292
                                                   ==============  =============  ==============  ==============  =============

            SHARES OWNED                                  308,805         81,291          98,239         607,974        354,718

         Investments, at Value                     $    3,390,673  $   8,122,584  $    1,014,811  $    7,751,663  $   6,420,396
                                                   --------------  -------------  --------------  --------------  -------------

         Total Assets                                   3,390,673      8,122,584       1,014,811       7,751,663      6,420,396

LIABILITIES:                                                    -              -               -               -              -
                                                   --------------  -------------  --------------  --------------  -------------

NET ASSETS                                         $    3,390,673  $   8,122,584  $    1,014,811  $    7,751,663  $   6,420,396
                                                   ==============  =============  ==============  ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $      266,783  $   2,564,945  $      240,473  $      487,101  $   1,293,846

      ACCUMULATION UNITS OUTSTANDING                       33,623        257,343          25,443          44,904        108,733

      ACCUMULATION UNIT VALUE                      $        7.935  $       9.967  $        9.454  $       10.848  $      11.899

ENHANCED VARIABLE UNIVERSAL LIFE AND
   ACCUMULATION LIFE
      NET ASSETS                                   $    3,123,890  $   5,557,639  $      774,338  $    7,264,562  $   5,126,550

      ACCUMULATION UNITS OUTSTANDING                       24,002         26,483           5,132          34,945         25,298

      ACCUMULATION UNIT VALUE                      $      130.160  $     209.873  $      150.880  $      207.888  $     202.646

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                      FIDELITY                      FIDELITY        FIDELITY          AIM
                                                     INVESTMENT      FIDELITY       GROWTH &         GROWTH       AGGRESSIVE
                                                     GRADE BOND      BALANCED        INCOME      OPPORTUNITIES      GROWTH
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $    1,656,726  $     139,890  $     842,209  $      884,773  $     656,789
                                                   ==============  =============  =============  ==============  =============

            SHARES OWNED                                  130,658          9,983         61,483          50,867         57,995

         Investments, at Value                     $    1,790,013  $     121,396  $     667,704  $      595,657  $     484,839
                                                   --------------  -------------  -------------  --------------  -------------

         Total Assets                                   1,790,013        121,396        667,704         595,657        484,839

LIABILITIES:                                                    -              -              -               -              -
                                                   --------------  -------------  -------------  --------------  -------------

NET ASSETS                                         $    1,790,013  $     121,396  $     667,704  $      595,657  $     484,839
                                                   ==============  =============  =============  ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $       55,408  $     121,396  $     667,704  $      595,657  $     484,839

      ACCUMULATION UNITS OUTSTANDING                        3,946         11,241         63,266          79,517        100,148

      ACCUMULATION UNIT VALUE                      $       14.042  $      10.799  $      10.556  $        7.491  $       4.838

ENHANCED VARIABLE UNIVERSAL LIFE AND
   ACCUMULATION LIFE
      NET ASSETS                                   $    1,734,605

      ACCUMULATION UNITS OUTSTANDING                        8,888

      ACCUMULATION UNIT VALUE                      $      195.146

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                                                                                   FRANKLIN
                                                        AIM          FEDERATED      FEDERATED       FRANKLIN         U.S.
                                                       GROWTH       HIGH INCOME      UTILITY       SMALL CAP      GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $      358,388  $     181,744  $      74,962  $      746,381  $     178,474
                                                   ==============  =============  =============  ==============  =============

            SHARES OWNED                                   24,895         23,742          7,470          43,344         13,564

         Investments, at Value                     $      281,310  $     168,090  $      56,175  $      550,473  $     182,983
                                                   --------------  -------------  -------------  --------------  -------------

         Total Assets                                     281,310        168,090         56,175         550,473        182,983

LIABILITIES:                                                    -              -              -               -              -
                                                   --------------  -------------  -------------  --------------  -------------

NET ASSETS                                         $      281,310  $     168,090  $      56,175  $      550,473  $     182,983
                                                   ==============  =============  =============  ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $      281,310  $     168,090  $      56,175  $      550,473  $     182,983

      ACCUMULATION UNITS OUTSTANDING                       83,859         17,737          9,311         108,701         14,422

      ACCUMULATION UNIT VALUE                      $        3.355  $       9.477  $       6.032  $        5.062  $      12.687

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                       MUTUAL        TEMPLETON      TEMPLETON         ING             ING
                                                       SHARES       DEVELOPING       GROWTH         NATURAL        EMERGING
                                                     SECURITIES       MARKETS      SECURITIES      RESOURCES        MARKETS
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $       11,092  $      87,958  $   1,126,675  $      318,229  $     895,954
                                                   ==============  =============  =============  ==============  =============

            SHARES OWNED                                      870         17,299        130,067          24,847        133,884

         Investments, at Value                     $       10,463  $      81,260  $   1,118,576  $      301,141  $     598,462
                                                   --------------  -------------  -------------  --------------  -------------

         Total Assets                                      10,463         81,260      1,118,576         301,141        598,462

LIABILITIES:                                                    -              -              -               -              -
                                                   --------------  -------------  -------------  --------------  -------------

NET ASSETS                                         $       10,463  $      81,260  $   1,118,576  $      301,141  $     598,462
                                                   ==============  =============  =============  ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $       10,463  $      81,260  $   1,118,576  $       36,774  $      88,886

      ACCUMULATION UNITS OUTSTANDING                        1,227         11,090        140,130           4,580         11,876

      ACCUMULATION UNIT VALUE                      $        8.516  $       7.315  $       7.982  $        8.029  $       7.485

ENHANCED VARIABLE UNIVERSAL LIFE AND
   ACCUMULATION LIFE
      NET ASSETS                                                                                 $      264,367  $     509,576

      ACCUMULATION UNITS OUTSTANDING                                                                      2,532          8,129

      ACCUMULATION UNIT VALUE                                                                    $      104.407  $      62.694

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                  SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                                                   J.P. MORGAN       WANGER        AMERICAN
                                                      SCUDDER         SCUDDER      DISCIPLINED    U.S. SMALLER      CENTURY
                                                      BALANCED     INTERNATIONAL     EQUITY        COMPANIES       BALANCED
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $      668,871  $     162,223  $     595,282  $      555,803  $     541,800
                                                   ==============  =============  =============  ==============  =============

            SHARES OWNED                                   58,681         17,574         45,359          26,263         82,479

         Investments, at Value                     $      570,350  $     114,579  $     446,331  $      486,125  $     479,201
                                                   --------------  -------------  -------------  --------------  -------------

         Total Assets                                     570,350        114,579        446,331         486,125        479,201

LIABILITIES:                                                    -              -              -               -              -
                                                   --------------  -------------  -------------  --------------  -------------

NET ASSETS                                         $      570,350  $     114,579  $     446,331  $      486,125  $     479,201
                                                   ==============  =============  =============  ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $      570,350  $     114,579  $     446,331  $      486,125  $     479,201

      ACCUMULATION UNITS OUTSTANDING                       73,695         23,753         75,824          43,130         44,760

      ACCUMULATION UNIT VALUE                      $        7.740  $       4.824  $       5.887  $       11.271  $      10.706

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                           SUB-ACCOUNTS
                                                   -----------------------------
                                                      AMERICAN       AMERICAN
                                                      CENTURY         CENTURY
                                                   INTERNATIONAL       VALUE
--------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $    1,045,492  $     737,051
                                                   ==============  =============

            SHARES OWNED                                  118,262        119,729

         Investments, at Value                     $      616,146  $     732,740
                                                   --------------  -------------

         Total Assets                                     616,146        732,740

LIABILITIES:                                                    -              -
                                                   --------------  -------------

NET ASSETS                                         $      616,146  $     732,740
                                                   ==============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                   $      616,146  $     732,740

      ACCUMULATION UNITS OUTSTANDING                       67,075         83,844

      ACCUMULATION UNIT VALUE                      $        9.183  $       8.739

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                                                SAFECO
                                                            SAFECO                    SAFECO                    GROWTH
                                                             BOND                     EQUITY                OPPORTUNITIES
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $    57,319  $    46,011  $    53,650  $    52,129  $    29,562  $   206,690

   Mortality and Expense Risk Charge (paid to
      affiliate)                                        (8,056)      (5,351)     (46,623)     (56,579)     (60,400)     (65,161)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            49,263       40,660        7,027       (4,450)     (30,838)     141,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (2,462)      19,865   (1,308,260)    (672,900)    (885,866)    (422,549)

   Net Change in Unrealized Appreciation
      (Depreciation)                                    19,918      (23,183)    (743,751)    (156,922)  (2,912,140)   1,693,050
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                          17,456       (3,318)  (2,052,011)    (829,822)  (3,798,006)   1,270,501
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      66,719       37,342   (2,044,984)    (834,272)  (3,828,844)   1,412,030

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In       1,047,102    1,228,501    6,891,494    6,115,398    6,103,744    4,596,367

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (868,655)    (637,702)  (7,644,644)  (5,639,939)  (5,922,790)  (4,009,025)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         178,447      590,799     (753,150)     475,459      180,954      587,342
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             245,166      628,141   (2,798,134)    (358,813)  (3,647,890)   1,999,372

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              906,542      278,401    7,045,093    7,403,906    9,548,269    7,548,897
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $ 1,151,708  $   906,542  $ 4,246,959  $ 7,045,093  $ 5,900,379  $ 9,548,269
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                      SAFECO                   INVESCO
                                                            SAFECO                  SMALL CO.                REAL ESTATE
                                                          NORTHWEST                   VALUE                  OPPORTUNITY
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $     2,130  $     2,330  $     3,189  $     2,383  $    10,319  $       534

   Mortality and Expense Risk Charge                   (11,574)     (12,534)      (3,594)      (1,332)      (2,013)        (232)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            (9,444)     (10,204)        (405)       1,051        8,306          302

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                      (87,215)    (103,787)     (12,302)       3,837          587         (140)

   Net Change in Unrealized Appreciation
      (Depreciation)                                  (333,153)     (78,156)     (51,096)      29,680       10,952          777
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                        (420,368)    (181,943)     (63,398)      33,517       11,539          637
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (429,812)    (192,147)     (63,803)      34,568       19,845          939

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         554,388      747,343    1,736,577      132,854      923,056       55,163

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (410,975)    (444,923)  (1,316,506)     (73,418)     (48,439)     (11,021)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         143,413      302,420      420,071       59,436      874,617       44,142
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                            (286,399)     110,273      356,268       94,004      894,462       45,081

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,687,851    1,577,578      238,939      144,935       52,523        7,442
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $ 1,401,452  $ 1,687,851  $   595,207  $   238,939  $   946,985  $    52,523
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                           DREYFUS                   DREYFUS
                                                            MIDCAP                  TECHNOLOGY                 DREYFUS
                                                            STOCK                     GROWTH                 APPRECIATION
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $     2,789  $       670  $         -  $         -  $    13,197  $     9,412

   Mortality and Expense Risk Charge                    (4,513)      (2,292)      (1,770)      (1,673)      (8,575)      (4,632)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            (1,724)      (1,622)      (1,770)      (1,673)       4,622        4,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (7,786)      (9,807)     (39,752)     (59,169)     (71,383)      (5,115)

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (95,313)       5,176      (88,397)     (40,108)    (190,549)     (48,906)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                        (103,099)      (4,631)    (128,149)     (99,277)    (261,932)     (54,021)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (104,823)      (6,253)    (129,919)    (100,950)    (257,310)     (49,241)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         841,092      307,310      178,601      281,354    1,688,263    1,122,588

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (212,954)    (116,031)    (107,269)    (100,987)  (1,483,190)     (83,086)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         628,138      191,279       71,332      180,367      205,073    1,039,502
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             523,315      185,026      (58,587)      79,417      (52,237)     990,261

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              412,152      227,126      283,876      204,459    1,125,592      135,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   935,467  $   412,152  $   225,289  $   283,876  $ 1,073,355  $ 1,125,592
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                           DREYFUS                   DREYFUS                   FIDELITY
                                                           QUALITY                   SOCIALLY                  EQUITY-
                                                             BOND                  RESPONSIBLE                  INCOME
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $    17,282  $     9,613  $       516  $       115  $   420,834  $   757,135

   Mortality and Expense Risk Charge                    (2,358)        (873)      (1,290)      (1,047)     (89,046)    (101,636)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            14,924        8,740         (774)        (932)     331,788      655,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                         (382)         (55)     (10,268)      (9,718)    (162,060)      51,624

   Net Change in Unrealized Appreciation
      (Depreciation)                                    10,459       (5,255)     (56,585)     (26,390)  (2,153,476)  (1,405,701)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                          10,077       (5,310)     (66,853)     (36,108)  (2,315,536)  (1,354,077)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      25,001        3,430      (67,627)     (37,040)  (1,983,748)    (698,578)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         254,697      237,783      139,685      114,077    1,895,210    1,860,833

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                     (68,731)     (37,834)     (51,713)     (34,700)  (2,328,094)  (2,100,483)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         185,966      199,949       87,972       79,377     (432,884)    (239,650)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             210,967      203,379       20,345       42,337   (2,416,632)    (938,228)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              234,165       30,786      170,867      128,530   11,188,666   12,126,894
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   445,132  $   234,165  $   191,212  $   170,867  $ 8,772,034  $11,188,666
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                     FIDELITY                  FIDELITY
                                                           FIDELITY                    HIGH                     MONEY
                                                            GROWTH                    INCOME                    MARKET
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $    54,432  $ 2,141,194  $   206,925  $   225,160  $    84,825  $   214,643

   Mortality and Expense Risk Charge                  (179,364)    (244,253)     (15,475)     (14,795)     (40,607)     (42,702)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                          (124,932)   1,896,941      191,450      210,365       44,218      171,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                   (1,544,218)  (1,045,202)    (252,240)    (422,673)           -            -

   Net Change in Unrealized Appreciation
      (Depreciation)                                (6,150,542)  (6,982,040)      98,505      (33,978)           -            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                      (7,694,760)  (8,027,242)    (153,735)    (456,651)           -            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (7,819,692)  (6,130,301)      37,715     (246,286)      44,218      171,941

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In       4,717,396    6,662,424      779,285    1,792,577   24,509,616   18,372,251

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                  (6,336,520)  (6,373,977)    (853,540)  (1,196,127) (23,621,201) (19,794,727)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS      (1,619,124)     288,447      (74,255)     596,450      888,415   (1,422,476)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                          (9,438,816)  (5,841,854)     (36,540)     350,164      932,633   (1,250,535)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           26,246,679   32,088,533    1,968,267    1,618,103    4,871,227    6,121,762
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $16,807,863  $26,246,679  $ 1,931,727  $ 1,968,267  $ 5,803,860  $ 4,871,227
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                                               FIDELITY
                                                           FIDELITY                  FIDELITY                 ASSET MGR:
                                                           OVERSEAS                 INDEX 500                   GROWTH
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $    33,085  $   751,201  $   129,545  $   147,291  $    40,657  $   107,223

   Mortality and Expense Risk Charge                   (36,880)     (47,341)     (79,850)     (99,242)     (10,630)     (13,553)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            (3,795)     703,860       49,695       48,049       30,027       93,670

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                     (550,231)    (472,521)    (297,105)      52,791     (171,380)    (124,313)

   Net Change in Unrealized Appreciation
      (Depreciation)                                  (407,854)  (1,596,064)  (2,283,777)  (1,757,882)    (102,361)    (113,385)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                        (958,085)  (2,068,585)  (2,580,882)  (1,705,091)    (273,741)    (237,698)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (961,880)  (1,364,725)  (2,531,187)  (1,657,042)    (243,714)    (144,028)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In       1,638,945    1,065,824    1,687,722    2,472,847      296,317      439,905

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                  (1,887,493)  (1,391,045)  (2,398,660)  (3,317,101)    (630,583)    (495,303)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS        (248,548)    (325,221)    (710,938)    (844,254)    (334,266)     (55,398)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                          (1,210,428)  (1,689,946)  (3,242,125)  (2,501,296)    (577,980)    (199,426)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            4,601,101    6,291,047   11,364,709   13,866,005    1,592,791    1,792,217
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $ 3,390,673  $ 4,601,101  $ 8,122,584  $11,364,709  $ 1,014,811  $ 1,592,791
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------
                                                          FIDELITY                                        FIDELITY
                                                           ASSET                  FIDELITY               INVESTMENT
                                                          MANAGER                CONTRAFUND              GRADE BOND
                                                   ----------------------------------------------------------------------
                                                   ----------------------  ----------------------  ----------------------
                                                      2002        2001        2002        2001        2002        2001
                                                   ----------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $  337,092  $  566,427  $   60,701  $  301,409  $   45,330  $   52,325

   Mortality and Expense Risk Charge                  (74,341)    (85,100)    (61,436)    (69,833)    (13,749)    (10,618)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INVESTMENT INCOME (LOSS)                          262,751     481,327        (735)    231,576      31,581      41,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                    (255,997)   (210,488)   (154,907)   (185,198)     19,843      30,139

   Net Change in Unrealized Appreciation
      (Depreciation)                                 (885,466)   (793,578)   (591,846) (1,274,743)     91,613       5,640
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET GAIN (LOSS) ON INVESTMENTS                     (1,141,463) (1,004,066)   (746,753) (1,459,941)    111,456      35,779
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (878,712)   (522,739)   (747,488) (1,228,365)    143,037      77,486

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In      1,097,269   1,253,803   1,458,175   1,380,410   1,098,653     696,405

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                 (1,753,553) (1,690,785) (2,009,313) (1,746,442)   (648,253)   (742,188)
                                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS       (656,284)   (436,982)   (551,138)   (366,032)    450,400     (45,783)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                         (1,534,996)   (959,721) (1,298,626) (1,594,397)    593,437      31,703

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           9,286,659  10,246,380   7,719,022   9,313,419   1,196,576   1,164,873
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                $7,751,663  $9,286,659  $6,420,396  $7,719,022  $1,790,013  $1,196,576
                                                   ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                                               FIDELITY
                                                           FIDELITY                  FIDELITY                   GROWTH
                                                           BALANCED              GROWTH & INCOME            OPPORTUNITIES
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $     4,566  $     5,000  $     7,838  $    23,789  $     7,113  $     3,067

   Mortality and Expense Risk Charge                      (907)      (1,025)      (4,622)      (3,595)      (4,611)      (5,249)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                             3,659        3,975        3,216       20,194        2,502       (2,182)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (8,360)      (4,463)     (23,126)     (14,693)     (53,615)     (81,690)

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (8,270)      (2,618)    (111,478)     (47,877)    (119,136)     (39,107)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                         (16,630)      (7,081)    (134,604)     (62,570)    (172,751)    (120,797)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (12,971)      (3,106)    (131,388)     (42,376)    (170,249)    (122,979)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In          49,419       64,393      371,535      328,848      263,126      381,865

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                     (72,178)     (55,298)    (196,248)     (86,457)    (273,251)    (326,840)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         (22,759)       9,095      175,287      242,391      (10,125)      55,025
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             (35,730)       5,989       43,899      200,015     (180,374)     (67,954)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              157,126      151,137      623,805      423,790      776,031      843,985
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   121,396  $   157,126  $   667,704  $   623,805  $   595,657  $   776,031
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------
                                                            AIM
                                                         AGGRESSIVE                 AIM                  FEDERATED
                                                           GROWTH                  GROWTH               HIGH INCOME
                                                   ----------------------------------------------------------------------
                                                   ----------------------  ----------------------  ----------------------
                                                      2002        2001        2002        2001        2002        2001
                                                   ----------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $        -  $        -  $        -  $    2,733  $   11,726  $    7,651

   Mortality and Expense Risk Charge                   (3,771)     (4,141)     (3,192)     (8,643)     (1,039)       (659)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INVESTMENT INCOME (LOSS)                           (3,771)     (4,141)     (3,192)     (5,910)     10,687       6,992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                     (78,386)   (253,108)   (118,423)   (682,967)     (3,322)       (591)

   Net Change in Unrealized Appreciation
      (Depreciation)                                  (69,405)    (20,887)    (27,583)    150,264      (7,095)     (6,531)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET GAIN (LOSS) ON INVESTMENTS                       (147,791)   (273,995)   (146,006)   (532,703)    (10,417)     (7,122)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (151,562)   (278,136)   (149,198)   (538,613)        270        (130)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In        410,548     545,787   1,621,281   4,157,109      88,838      55,812

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                   (312,051)   (568,183) (2,332,212) (3,145,643)    (34,489)     (9,039)
                                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         98,497     (22,396)   (710,931)  1,011,466      54,349      46,773
                                                   ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                            (53,065)   (300,532)   (860,129)    472,853      54,619      46,643

NET ASSETS AT BEGINNING OF YEAR OR PERIOD             537,904     838,436   1,141,439     668,586     113,471      66,828
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                $  484,839  $  537,904  $  281,310  $1,141,439  $  168,090  $  113,471
                                                   ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------
                                                                                                          FRANKLIN
                                                         FEDERATED                FRANKLIN                  U.S.
                                                          UTILITY                SMALL CAP               GOVERNMENT
                                                   ----------------------------------------------------------------------
                                                   ----------------------  ----------------------  ----------------------
                                                      2002        2001        2002        2001        2002        2001
                                                   ----------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $    2,959  $      243  $    1,597  $    2,098  $    6,876  $    1,790

   Mortality and Expense Risk Charge                     (395)       (183)     (4,208)     (3,850)       (836)       (221)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INVESTMENT INCOME (LOSS)                            2,564          60      (2,611)     (1,752)      6,040       1,569

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                      (3,640)       (859)   (122,023)    (45,380)        636         351

   Net Change in Unrealized Appreciation
      (Depreciation)                                  (15,208)     (3,588)    (81,009)    (36,996)      3,270        (325)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET GAIN (LOSS) ON INVESTMENTS                        (18,848)     (4,447)   (203,032)    (82,376)      3,906          26
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (16,284)     (4,387)   (205,643)    (84,128)      9,946       1,595

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         34,349      59,232     635,667     441,022     158,550      48,592

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (17,436)     (3,323)   (547,788)   (151,150)    (46,550)     (6,014)
                                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         16,913      55,909      87,879     289,872     112,000      42,578
                                                   ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                                629      51,522    (117,764)    205,744     121,946      44,173

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              55,546       4,024     668,237     462,493      61,037      16,864
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                $   56,175  $   55,546  $  550,473  $  668,237  $  182,983  $   61,037
                                                   ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                            MUTUAL                  TEMPLETON                 TEMPLETON
                                                            SHARES                  DEVELOPING                  GROWTH
                                                          SECURITIES                 MARKETS                  SECURITIES
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002#        2001         2002         2001         2002#        2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $       115  $         -  $       758  $       159  $     2,320  $         -

   Mortality and Expense Risk Charge                       (28)           -         (382)        (123)      (1,865)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                                87            -          376           36          455            -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                         (150)           -       (1,034)      (1,122)      (1,931)           -

   Net Change in Unrealized Appreciation
      (Depreciation)                                      (629)           -       (4,730)      (1,595)      (8,099)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                            (779)           -       (5,764)      (2,717)     (10,030)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (692)           -       (5,388)      (2,681)      (9,575)           -

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In          13,185            -      109,879       29,130    1,327,459            -

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                      (2,030)           -      (46,720)      (5,988)    (199,308)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS          11,155            -       63,159       23,142    1,128,151            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                              10,463            -       57,771       20,461    1,118,576            -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -            -       23,489        3,028            -            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $    10,463  $         -  $    81,260  $    23,489  $ 1,118,576  $         -
                                                   ===========  ===========  ===========  ===========  ===========  ===========

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                             ING                       ING
                                                           NATURAL                   EMERGING                  SCUDDER
                                                          RESOURCES                  MARKETS                   BALANCED
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $       606  $         -  $         -  $   144,735  $    12,130  $    10,702

   Mortality and Expense Risk Charge                    (2,904)      (3,165)      (6,065)      (5,589)      (3,432)      (1,612)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                            (2,298)      (3,165)      (6,065)     139,146        8,698        9,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (8,658)       2,340     (133,059)     (87,345)      (9,049)      (5,797)

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (4,446)     (65,712)      51,200     (131,407)     (83,840)     (13,425)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                         (13,104)     (63,372)     (81,859)    (218,752)     (92,889)     (19,222)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (15,402)     (66,537)     (87,924)     (79,606)     (84,191)     (10,132)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         136,122       78,886      698,423      181,152      404,787      390,863

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (149,407)     (92,356)    (648,709)    (174,620)    (152,928)     (63,090)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         (13,285)     (13,470)      49,714        6,532      251,859      327,773
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             (28,687)     (80,007)     (38,210)     (73,074)     167,668      317,641

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              329,828      409,835      636,672      709,746      402,682       85,041
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   301,141  $   329,828  $   598,462  $   636,672  $   570,350  $   402,682
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                                   J.P. MORGAN                  WANGER
                                                           SCUDDER                 DISCIPLINED               U.S. SMALLER
                                                        INTERNATIONAL                 EQUITY                  COMPANIES
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002         2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $       825  $    17,725  $       194  $     2,232  $         -  $       782

   Mortality and Expense Risk Charge                      (727)        (648)      (2,991)      (3,128)      (7,378)      (8,678)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                                98       17,077       (2,797)        (896)      (7,378)      (7,896)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (8,924)     (17,512)     (29,303)     (40,205)     (94,795)      (3,899)

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (12,594)     (33,086)     (90,769)     (15,662)    (134,336)     139,548
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                         (21,518)     (50,598)    (120,072)     (55,867)    (229,131)     135,649
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (21,420)     (33,521)    (122,869)     (56,763)    (236,509)     127,753

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In          80,611      106,037      291,262      297,423      366,321      241,678

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                     (45,486)     (46,044)    (170,198)    (299,317)    (991,019)    (254,543)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS          35,125       59,993      121,064       (1,894)    (624,698)     (12,865)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                              13,705       26,472       (1,805)     (58,657)    (861,207)     114,888

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              100,874       74,402      448,136      506,793    1,347,332    1,232,444
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   114,579  $   100,874  $   446,331  $   448,136  $   486,125  $ 1,347,332
                                                   ===========  ===========  ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                           AMERICAN                  AMERICAN                  AMERICAN
                                                           CENTURY                   CENTURY                   CENTURY
                                                           BALANCED               INTERNATIONAL                 VALUE
                                                   ----------------------------------------------------------------------------
                                                   ------------------------  ------------------------  ------------------------
                                                      2002         2001         2002         2001         2002#        2001
                                                   ----------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain Distributions
      Received                                     $     9,489  $    13,207  $    12,090  $   165,862  $         -  $         -

   Mortality and Expense Risk Charge                    (2,895)      (1,930)      (9,830)     (12,146)      (1,654)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)                             6,594       11,277        2,260      153,716       (1,654)           -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                       (9,618)      (7,641)    (637,182)    (102,867)       1,129            -

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (41,728)     (13,218)     267,597     (672,131)      (4,312)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS                         (51,346)     (20,859)    (369,585)    (774,998)      (3,183)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (44,752)      (9,582)    (367,325)    (621,282)      (4,837)           -

CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In         328,213      220,088      649,892      669,376    1,168,552            -

   Contract Terminations, Transfers Out and
      Contract Maintenance Charges                    (147,064)     (83,461)  (1,350,953)    (296,585)    (430,975)           -
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS         181,149      136,627     (701,061)     372,791      737,577            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                             136,397      127,045   (1,068,386)    (248,491)     732,740            -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              342,804      215,759    1,684,532    1,933,023            -            -
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                $   479,201  $   342,804  $   616,146  $ 1,684,532  $   732,740  $         -
                                                   ===========  ===========  ===========  ===========  ===========  ===========

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company as indicated below. Not all sub-accounts are available in all SAFECO Life variable insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.             RST Small Company Value Portfolio
           Value)

                                                             INVESCO Variable Investment Funds, Inc.
                                                                      INVESCO VIF-Real Estate Opportunity Fund
         INVESCO Real Estate Opportunity

                                                             Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                         Dreyfus MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus Technology Growth Portfolio

                                                             Dreyfus Variable Investments Fund
         Dreyfus Appreciation                                         Dreyfus Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus Quality Bond Portfolio

                                                             Dreyfus Socially Responsible Growth Fund, Inc.
                                                                      Dreyfus Socially Responsible Growth Fund
         Dreyfus Socially Responsible Growth (Dreyfus
         Socially Responsible)

                                                             Fidelity Variable Insurance Products Fund (VIP)
         Fidelity Equity-Income                                       VIP Equity-Income Portfolio
         Fidelity Growth                                              VIP Growth Portfolio
         Fidelity High Income                                         VIP High Income Portfolio
         Fidelity Money Market                                        VIP Money Market Portfolio
         Fidelity Overseas                                            VIP Overseas Portfolio
         Fidelity Index 500                                           VIP Index 500 Portfolio
         Fidelity Asset Manager Growth (Fidelity Asset Mgr:           VIP Asset Manager: Growth Portfolio
           Growth)
         Fidelity Asset Manager                                       VIP Asset Manager Portfolio
         Fidelity Contrafund                                          VIP Contrafund Portfolio
         Fidelity Investment Grade Bond                               VIP Investment Grade Bond Portfolio
         Fidelity Balanced                                            VIP Balanced Portfolio
         Fidelity Growth & Income                                     VIP Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP Growth Opportunities Portfolio

                                                             AIM Variable Insurance Funds, Inc.
                                                                      AIM VI Aggressive Growth Fund (Series I
         AIM Aggressive Growth                                          Shares)
         AIM Growth                                                   AIM VI Growth Fund (Series I Shares)

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      ORGANIZATION (CONT.)

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated Utility                                            Federated Utility Fund II

                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund -- Class 2
                                                                      Franklin U.S. Government Fund --
         Franklin U.S. Government                                       Class 2
         Mutual Shares Securities                                     Mutual Shares Securities Fund -- Class 2
                                                                      Templeton Developing Markets Securities
         Templeton Developing Markets                                   Fund -- Class 2
                                                                      Templeton Growth Securities Fund --
         Templeton Growth Securities                                    Class 2

                                                             ING VP Natural Resources Trust *
         ING Natural Resources *                                      ING VP Natural Resources Trust *

                                                             ING VP Emerging Markets Fund, Inc. *
         ING Emerging Markets *                                       ING VP Emerging Markets Fund, Inc. *

                                                             Scudder Variable Series I
         Scudder Balanced                                             Scudder VSI Balanced Portfolio
         Scudder International                                        Scudder VSI International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan U.S. Disciplined Equity
           Disciplined Equity)                                          Portfolio

                                                             Wanger Advisors Funds
         Wanger U.S. Smaller Companies **                             Wanger U.S. Smaller Companies **

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International
         American Century Value                                       VP Value

  * ING VP Natural Resources Trust and ING VP Emerging Markets Fund, Inc. were known as Pilgrim Natural Resources Trust and Pilgrim Emerging Markets Fund, Inc., respectively, prior to May 1, 2002.
 ** Wanger U.S. Smaller Companies was known as Wanger U.S. Small Cap Portfolio prior to May 1, 2002.

     Under applicable insurance law, the assets and liabilities of SAFECO Separate Account SL are clearly identified and distinguished from SAFECO Life's other assets and liabilities. The portion of SAFECO Separate Account SL's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SAFECO Life may conduct.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend and Capital Gain Distribution income is recorded on the ex-dividend date. These are all reinvested in shares of their underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

     SAFECO Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the ENHANCED Variable Universal Life product and the Accumulation Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the Separate Account. In addition, SAFECO Life also deducts a monthly maintenance charge of $4 for each ENHANCED Variable Universal Life contract and each Accumulation Life contract, and a monthly maintenance charge of $5 for each PREMIER Variable Universal Life contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes In Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the year or period ended December 31, 2002, management fees were paid indirectly to SAFECO Asset Management Company, an affiliate of SAFECO Life, in its capacity as advisor to the Resource Series Trust
     (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.74 percent of the average daily net assets of the RST Bond, Equity, Growth Opportunities and Northwest Portfolios, and
     0.85 percent of the average daily net assets of the RST Small Company Value Portfolio.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in the underlying portfolio shares for the year or period ended December 31, 2002 was as follows:

         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $ 1,161,671  $   934,588
             SAFECO Equity                           7,184,555    7,935,291
             SAFECO Growth Opportunities             6,317,380    6,173,475
             SAFECO Northwest                          577,860      444,992
             SAFECO Small Co. Value                  1,761,392    1,341,862
             INVESCO Real Estate Opportunity           939,147       56,253
             Dreyfus MidCap Stock                      857,630      231,449
             Dreyfus Technology Growth                 182,781      113,383
             Dreyfus Appreciation                    1,713,571    1,504,524
             Dreyfus Quality Bond                      273,658       72,905
             Dreyfus Socially Responsible              143,769       56,673
             Fidelity Equity-Income                  2,341,646    2,451,004
             Fidelity Growth                         4,873,561    6,637,022
             Fidelity High Income                      986,381      870,440
             Fidelity Money Market                  24,661,102   23,723,160
             Fidelity Overseas                       1,688,229    1,944,032
             Fidelity Index 500                      1,863,089    2,532,331
             Fidelity Asset Mgr: Growth                350,787      656,141
             Fidelity Asset Manager                  1,441,022    1,841,523
             Fidelity Contrafund                     1,543,240    2,100,704
             Fidelity Investment Grade Bond          1,145,630      664,631
             Fidelity Balanced                          54,190       73,384
             Fidelity Growth & Income                  380,699      202,552
             Fidelity Growth Opportunities             271,147      279,222
             AIM Aggressive Growth                     419,826      325,415
             AIM Growth                              1,455,643    2,170,446
             Federated High Income                     104,729       39,759
             Federated Utility                          38,319       18,870
             Franklin Small Cap                        640,006      555,125
             Franklin U.S. Government                  170,221       52,217
           #Mutual Shares Securities                    13,705        2,463
             Templeton Developing Markets              114,694       51,172
           #Templeton Growth Securities              1,335,246      206,640
             ING Natural Resources                     141,287      157,106
             ING Emerging Markets                      704,241      661,054
             Scudder Balanced                          422,172      161,830
             Scudder International                      82,939       47,771
             J.P. Morgan Disciplined Equity            299,999      181,992
             Wanger U.S. Smaller Companies             366,321      999,173
             American Century Balanced                 356,171      168,625
             American Century International            670,166    1,369,952
           #American Century Value                   1,174,616      438,694

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

                                                                   2002                              2001
                                                     ---------------------------------  -------------------------------
                                                                             INCREASE                         INCREASE
                                                       UNITS      UNITS     (DECREASE)   UNITS      UNITS    (DECREASE)
       PREMIER VARIABLE UNIVERSAL LIFE SUB-ACCOUNT:   ISSUED     REDEEMED    IN UNITS    ISSUED   REDEEMED    IN UNITS
       ----------------------------------------------------------------------------------------------------------------
           SAFECO Bond                                  31,327     (14,581)    16,746    25,960     (4,817)     21,143
           SAFECO Equity                               350,306    (417,051)   (66,745)  173,965   (129,657)     44,308
           SAFECO Growth Opportunities                 244,519    (197,006)    47,513   126,411    (72,259)     54,152
           SAFECO Northwest                             43,454     (22,758)    20,696    46,993    (20,879)     26,114
           SAFECO Small Co. Value                      165,224    (127,294)    37,930    14,085     (7,791)      6,294
           INVESCO Real Estate Opportunity              78,594      (4,068)    74,526     5,019     (1,029)      3,990
           Dreyfus MidCap Stock                         91,582     (23,458)    68,124    32,476    (12,587)     19,889
           Dreyfus Technology Growth                    53,819     (32,988)    20,831    56,543    (22,483)     34,060
           Dreyfus Appreciation                        208,632    (189,256)    19,376   122,004     (9,206)    112,798
           Dreyfus Quality Bond                         21,452      (5,788)    15,664    20,673     (3,299)     17,374
           Dreyfus Socially Responsible                 23,506      (8,785)    14,721    15,356     (4,763)     10,593
           Fidelity Equity-Income                       25,335     (29,236)    (3,901)   21,207    (12,610)      8,597
           Fidelity Growth                             231,579    (217,949)    13,630   164,993    (74,406)     90,587
           Fidelity High Income                          6,588      (6,681)       (93)   10,750     (6,290)      4,460
           Fidelity Money Market                     1,194,514  (1,180,118)    14,396   705,309   (715,085)     (9,776)
           Fidelity Overseas                            10,364     (12,561)    (2,197)    8,785     (7,607)      1,178
           Fidelity Index 500                           64,956     (89,737)   (24,781)   75,415   (121,395)    (45,980)
           Fidelity Asset Mgr: Growth                   11,339     (35,011)   (23,672)   20,301    (21,676)     (1,375)
           Fidelity Asset Manager                        9,486     (17,441)    (7,955)   16,632     (9,308)      7,324
           Fidelity Contrafund                          30,030     (33,625)    (3,595)   31,778    (35,427)     (3,649)
           Fidelity Investment Grade Bond                  686        (968)      (282)    1,070     (1,417)       (347)
           Fidelity Balanced                             4,446      (6,394)    (1,948)    5,425     (4,635)        790
           Fidelity Growth & Income                     31,809     (17,478)    14,331    25,562     (6,751)     18,811
           Fidelity Growth Opportunities                31,221     (32,102)      (881)   38,150    (32,051)      6,099
           AIM Aggressive Growth                        75,531     (60,766)    14,765    63,181    (75,510)    (12,329)
           AIM Growth                                  292,525    (441,883)  (149,358)  774,043   (630,492)    143,551
           Federated High Income                         9,379      (3,697)     5,682     5,867       (959)      4,908
           Federated Utility                             4,935      (2,578)     2,357     7,048       (525)      6,523
           Franklin Small Cap                          120,212    (105,006)    15,206    60,556    (21,515)     39,041
           Franklin U.S. Government                     12,964      (3,786)     9,178     4,226       (527)      3,699
           Mutual Shares Securities                      1,464        (237)     1,227 #       -          -           -
           Templeton Developing Markets                 13,930      (6,024)     7,906     3,629       (820)      2,809
           Templeton Growth Securities                 165,022     (24,892)   140,130 #       -          -           -
           ING Natural Resources                           826        (747)        79       815     (1,561)       (746)
           ING Emerging Markets                          3,342      (3,582)      (240)    4,026     (5,588)     (1,562)
           Scudder Balanced                             48,203     (18,384)    29,819    42,163     (6,931)     35,232
           Scudder International                        14,932      (8,130)     6,802    15,203     (6,836)      8,367
           J.P. Morgan Disciplined Equity               43,843     (25,000)    18,843    36,554    (35,938)        616
           Wanger U.S. Smaller Companies                31,493     (87,112)   (55,619)   18,674    (19,836)     (1,162)
           American Century Balanced                    29,235     (13,232)    16,003    18,385     (6,963)     11,422
           American Century International               61,537    (139,506)   (77,969)   50,953    (22,946)     28,007
           American Century Value                      133,852     (50,008)    83,844 #       -          -    -

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      CHANGES IN UNITS OUTSTANDING (CONT.)

                                                           2002                            2001
                                               ----------------------------  --------------------------------
                                                                  INCREASE                          INCREASE
         ENHANCED VARIABLE UNIVERSAL LIFE AND  UNITS    UNITS    (DECREASE)   UNITS      UNITS     (DECREASE)
         ACCUMULATION LIFE SUB-ACCOUNT:        ISSUED  REDEEMED   IN UNITS    ISSUED    REDEEMED    IN UNITS
         ----------------------------------------------------------------------------------------------------
             SAFECO Bond                        4,845   (5,128)       (283)    7,084      (4,419)      2,665
             SAFECO Equity                     27,429  (30,686)     (3,257)   25,120     (25,875)       (755)
             SAFECO Growth Opportunities       24,784  (27,915)     (3,131)   18,827     (19,088)       (261)
             SAFECO Northwest                     728   (1,294)       (566)    1,005      (1,225)       (220)
             Fidelity Equity-Income             4,878   (6,260)     (1,382)    4,490      (5,475)       (985)
             Fidelity Growth                    7,426  (13,652)     (6,226)   10,877     (14,422)     (3,545)
             Fidelity High Income               6,484   (7,222)       (738)   13,816      (9,220)      4,596
             Fidelity Money Market             65,140  (60,352)      4,788    68,514     (77,542)     (9,028)
             Fidelity Overseas                  9,627  (11,374)     (1,747)    5,209      (7,187)     (1,978)
             Fidelity Index 500                 4,086   (5,956)     (1,870)    5,209      (5,679)       (470)
             Fidelity Asset Mgr: Growth         1,084   (1,718)       (634)    1,176      (1,385)       (209)
             Fidelity Asset Manager             4,604   (7,314)     (2,710)    4,603      (6,995)     (2,392)
             Fidelity Contrafund                4,931   (7,271)     (2,340)    4,201      (5,685)     (1,484)
             Fidelity Investment Grade Bond     5,898   (3,412)      2,486     3,916      (4,203)       (287)
             ING Natural Resources              1,189   (1,377)       (188)      629        (681)        (52)
             ING Emerging Markets               8,656   (8,208)        448     2,124      (1,838)        286

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.     UNIT VALUES

     A summary of unit values and financial highlights follows.

     PREMIER VARIABLE UNIVERSAL LIFE

                                  AT DECEMBER 31          FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           ----------------------------  ------------------------------------------
                                     UNIT       NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                 UNITS    VALUE     ASSETS     INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------
SAFECO Bond
      2002                  51,171  $13.247  $  677,996          6.24%         0.70%         7.04%
      2001                  34,425   12.376     426,041          7.54%         0.70%         6.53%
SAFECO Equity
      2002                 302,063    8.403   2,538,010          0.89%         0.70%       (26.43%)
      2001                 368,808   11.421   4,212,263          0.80%         0.70%       (10.02%)
SAFECO Growth
  Opportunities
      2002                 402,869    7.739   3,117,482          0.00%         0.70%       (38.11%)
      2001                 355,356   12.504   4,443,259          0.00%         0.70%        18.32%
SAFECO Northwest
      2002                 103,798    9.322     967,594          0.15%         0.70%       (24.54%)
      2001                  83,102   12.354   1,026,681          0.16%         0.70%       (11.28%)
SAFECO Small Co. Value
      2002                  61,223    9.722     595,207          0.62%         0.70%        (5.23%)
      2001                  23,293   10.258     238,939          1.26%         0.70%        20.31%
INVESCO Real Estate
  Opportunity
      2002                  79,164   11.962     946,985          3.56%         0.70%         5.63%
      2001                   4,638   11.324      52,523          1.61%         0.70%        (1.46%)
Dreyfus MidCap Stock
      2002                 110,385    8.475     935,467          0.43%         0.70%       (13.10%)
      2001                  42,261    9.753     412,152          0.21%         0.70%        (3.93%)
Dreyfus Technology Growth
      2002                  86,106    2.617     225,289          0.00%         0.70%       (39.83%)
      2001                  65,275    4.349     283,876          0.00%         0.70%       (33.60%)
Dreyfus Appreciation
      2002                 145,869    7.359   1,073,355          1.08%         0.70%       (17.30%)
      2001                 126,493    8.898   1,125,592          1.42%         0.70%        (9.96%)
Dreyfus Quality Bond
      2002                  35,849   12.414     445,132          5.11%         0.70%         7.01%
      2001                  20,185   11.601     234,165          7.72%         0.70%         5.93%
Dreyfus Socially
  Responsible
      2002                  39,832    4.801     191,212          0.28%         0.70%       (29.45%)
      2001                  25,111    6.805     170,867          0.08%         0.70%       (23.13%)
Fidelity Equity-Income
      2002                  85,372   10.483     894,888          1.77%         0.70%       (17.53%)
      2001                  89,273   12.711   1,134,742          1.65%         0.70%        (5.62%)
Fidelity Growth
      2002                 347,375    9.952   3,456,741          0.25%         0.70%       (30.59%)
      2001                 333,745   14.339   4,785,629          0.07%         0.70%       (18.24%)
Fidelity High Income
      2002                  29,651    7.207     213,687         10.71%         0.70%         2.74%
      2001                  29,744    7.015     208,668         12.74%         0.70%       (12.37%)
Fidelity Money Market
      2002                 220,000   12.160   2,675,495          1.70%         0.70%         0.99%
      2001                 205,604   12.041   2,475,680          4.46%         0.70%         3.45%

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      UNIT VALUES (CONT.)

     PREMIER VARIABLE UNIVERSAL LIFE (CONT.)

                                  AT DECEMBER 31          FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           ----------------------------  ------------------------------------------
                                     UNIT       NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                 UNITS    VALUE     ASSETS     INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------
Fidelity Overseas
      2002                  33,623  $ 7.935  $  266,783          0.78%         0.70%       (20.83%)
      2001                  35,820   10.023     359,028          5.29%         0.70%       (21.73%)
Fidelity Index 500
      2002                 257,343    9.967   2,564,945          1.35%         0.70%       (22.79%)
      2001                 282,124   12.909   3,642,127          1.33%         0.70%       (12.72%)
Fidelity Asset Mgr:
  Growth
      2002                  25,443    9.454     240,473          3.43%         0.70%       (16.11%)
      2001                  49,115   11.270     553,541          2.99%         0.70%        (8.05%)
Fidelity Asset Manager
      2002                  44,904   10.848     487,101          4.23%         0.70%        (9.36%)
      2001                  52,859   11.968     632,645          4.18%         0.70%        (4.77%)
Fidelity Contrafund
      2002                 108,733   11.899   1,293,846          0.84%         0.70%        (9.98%)
      2001                 112,328   13.218   1,484,804          0.82%         0.70%       (12.87%)
Fidelity Investment Grade
  Bond
      2002                   3,946   14.042      55,408          3.85%         0.70%         9.57%
      2001                   4,228   12.815      54,187          5.19%         0.70%         7.71%
Fidelity Balanced
      2002                  11,241   10.799     121,396          3.53%         0.70%        (9.36%)
      2001                  13,189   11.914     157,126          3.43%         0.70%        (2.26%)
Fidelity Growth & Income
      2002                  63,266   10.556     667,704          1.19%         0.70%       (17.19%)
      2001                  48,935   12.748     623,805          1.10%         0.70%        (9.38%)
Fidelity Growth
  Opportunities
      2002                  79,517    7.491     595,657          1.08%         0.70%       (22.39%)
      2001                  80,398    9.652     776,031          0.41%         0.70%       (15.03%)
AIM Aggressive Growth
      2002                 100,148    4.838     484,839          0.00%         0.70%       (23.19%)
      2001                  85,383    6.299     537,904          0.00%         0.70%       (26.59%)
AIM Growth
      2002                  83,859    3.355     281,310          0.00%         0.70%       (31.45%)
      2001                 233,217    4.894   1,141,439          0.22%         0.70%       (34.36%)
Federated High Income
      2002                  17,737    9.477     168,090          7.88%         0.70%         0.69%
      2001                  12,055    9.412     113,471          8.16%         0.70%         0.66%
Federated Utility
      2002                   9,311    6.032      56,175          5.24%         0.70%       (24.48%)
      2001                   6,954    7.987      55,546          0.93%         0.70%       (14.32%)
Franklin Small Cap
      2002                 108,701    5.062     550,473          0.27%         0.70%       (29.17%)
      2001                  93,495    7.147     668,237          0.38%         0.70%       (15.85%)

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

      UNIT VALUES (CONT.)

     PREMIER VARIABLE UNIVERSAL LIFE (CONT.)

                                  AT DECEMBER 31          FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           ----------------------------  ------------------------------------------
                                     UNIT       NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                 UNITS    VALUE     ASSETS     INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------
Franklin U.S. Government
      2002                  14,422  $12.687  $  182,983          5.73%         0.70%         9.01%
      2001                   5,244   11.638      61,037          5.67%         0.70%         6.61%
Mutual Shares Securities
      2002                   1,227    8.516      10,463          0.53%#        0.70%       (14.84%)#
Templeton Developing
  Markets
      2002                  11,090    7.315      81,260          1.38%         0.70%        (0.84%)
      2001                   3,184    7.377      23,489          0.91%         0.70%        (8.73%)
Templeton Growth
  Securities
      2002                 140,130    7.982   1,118,576          0.28%#        0.70%       (20.18%)#
ING Natural Resources
      2002                   4,580    8.029      36,774          0.17%         0.70%        (2.77%)
      2001                   4,501    8.258      37,175          0.00%         0.70%       (16.54%)
ING Emerging Markets
      2002                  11,876    7.485      88,886          0.00%         0.70%        (9.96%)
      2001                  12,116    8.313     100,727         20.48%         0.70%       (11.34%)
Scudder Balanced
      2002                  73,695    7.740     570,350          2.47%         0.70%       (15.66%)
      2001                  43,876    9.177     402,682          1.83%         0.70%        (6.72%)
Scudder International
      2002                  23,753    4.824     114,579          0.79%         0.70%       (18.92%)
      2001                  16,951    5.950     100,874          0.40%         0.70%       (31.36%)
J.P. Morgan Disciplined
  Equity
      2002                  75,824    5.887     446,331          0.05%         0.70%       (25.14%)
      2001                  56,981    7.864     448,136          0.50%         0.70%       (12.53%)
Wanger U.S. Smaller
  Companies
      2002                  43,130   11.271     486,125          0.00%         0.70%       (17.39%)
      2001                  98,749   13.643   1,347,332          0.06%         0.70%        10.60%
American Century Balanced
      2002                  44,760   10.706     479,201          2.29%         0.70%       (10.18%)
      2001                  28,757   11.920     342,804          2.20%         0.70%        (4.23%)
American Century
  International
      2002                  67,075    9.183     616,146          0.86%         0.70%       (20.92%)
      2001                 145,044   11.613   1,684,532          0.90%         0.70%       (29.69%)
American Century Value
      2002                  83,844    8.739     732,740          0.00%#        0.70%       (12.61%)#

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     UNIT VALUES (CONT.)

                                             AT DECEMBER 31           FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                                      -----------------------------  ------------------------------------------
ENHANCED VARIABLE UNIVERSAL LIFE AND            UNIT        NET         INVESTMENT      EXPENSE       TOTAL
ACCUMULATION LIFE SUB-ACCOUNT         UNITS    VALUE      ASSETS      INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------
SAFECO Bond
      2002                             3,390  $139.744  $   473,712          4.98%         0.90%         6.82%
      2001                             3,673   130.818      480,501          6.55%         0.90%         6.32%
SAFECO Equity
      2002                            15,003   113.917    1,708,949          0.92%         0.90%       (26.57%)
      2001                            18,260   155.141    2,832,830          0.65%         0.90%       (10.20%)
SAFECO Growth Opportunities
      2002                            23,524   118.305    2,782,897          0.00%         0.90%       (38.23%)
      2001                            26,655   191.525    5,105,010          0.00%         0.90%        18.08%
SAFECO Northwest
      2002                             3,832   113.211      433,858          0.13%         0.90%       (24.70%)
      2001                             4,398   150.344      661,170          0.13%         0.90%       (11.46%)
Fidelity Equity-Income
      2002                            27,358   287.931    7,877,146          1.77%         0.90%       (17.69%)
      2001                            28,740   349.819   10,053,924          1.74%         0.90%        (5.81%)
Fidelity Growth
      2002                            54,952   242.989   13,351,122          0.27%         0.90%       (30.73%)
      2001                            61,178   350.797   21,461,050          0.08%         0.90%       (18.40%)
Fidelity High Income
      2002                            14,774   116.287    1,718,040         11.93%         0.90%         2.52%
      2001                            15,512   113.432    1,759,599         13.47%         0.90%       (12.53%)
Fidelity Money Market
      2002                            20,970   149.201    3,128,365          1.66%         0.90%         0.78%
      2001                            16,182   148.042    2,395,547          4.62%         0.90%         3.24%
Fidelity Overseas
      2002                            24,002   130.160    3,123,890          0.80%         0.90%       (20.99%)
      2001                            25,749   164.748    4,242,073          5.50%         0.90%       (21.88%)
Fidelity Index 500
      2002                            26,483   209.873    5,557,639          1.37%         0.90%       (22.95%)
      2001                            28,353   272.370    7,722,582          1.21%         0.90%       (12.90%)
Fidelity Asset Mgr: Growth
      2002                             5,132   150.880      774,338          3.12%         0.90%       (16.28%)
      2001                             5,766   180.228    1,039,250          3.00%         0.90%        (8.23%)
Fidelity Asset Manager
      2002                            34,945   207.888    7,264,562          4.03%         0.90%        (9.55%)
      2001                            37,655   229.827    8,654,014          4.33%         0.90%        (4.96%)
Fidelity Contrafund
      2002                            25,298   202.646    5,126,550          0.86%         0.90%       (10.16%)
      2001                            27,638   225.556    6,234,218          0.83%         0.90%       (13.04%)
Fidelity Investment Grade Bond
      2002                             8,888   195.146    1,734,605          2.92%         0.90%         9.35%
      2001                             6,402   178.452    1,142,389          4.37%         0.90%         7.49%

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     UNIT VALUES (CONT.)

                                             AT DECEMBER 31           FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                                      -----------------------------  ------------------------------------------
ENHANCED VARIABLE UNIVERSAL LIFE AND            UNIT        NET         INVESTMENT      EXPENSE       TOTAL
ACCUMULATION LIFE SUB-ACCOUNT         UNITS    VALUE      ASSETS      INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------
ING Natural Resources
      2002                             2,532  $104.407  $   264,367          0.19%         0.90%        (2.97%)
      2001                             2,720   107.608      292,653          0.00%         0.90%       (16.70%)
ING Emerging Markets
      2002                             8,129    62.694      509,576          0.00%         0.90%       (10.14%)
      2001                             7,681    69.771      535,945         23.02%         0.90%       (11.26%)

  * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.
 ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Separate Account SL

We have audited the accompanying statements of assets and liabilities of the SAFECO Separate Account SL (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus Midcap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Index 500, Fidelity Asset Manager Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Investment Grade Bond, Fidelity Balanced, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Disciplined Equity, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, and American Century Value sub-accounts) ("the Separate Account") as of
December 31, 2002, and the related statements of operations & changes in net assets for each of the two years or periods in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2002, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising SAFECO Separate Account SL at December 31, 2002, and the results of their operations & changes in their net assets for each of the two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
January 31, 2003

CONSOLIDATED FINANCIAL STATEMENTS
Safeco Life Insurance Company and Subsidiaries
Years Ended December 31, 2002, 2001 and 2000

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements


                  Years Ended December 31, 2002, 2001 and 2000




                                    Contents

Report of Independent Auditors................................................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets...................................................2
Consolidated Statements of Income.............................................4
Consolidated Statements of Changes in Shareholder's Equity....................5
Consolidated Statements of Comprehensive Income...............................6
Consolidated Statements of Cash Flows.........................................7
Notes to Consolidated Financial Statements....................................9

                             Ernst & Young LLP            Phone: (206) 621-1800
                             Suite 3500                   www.ey.com
                             999 Third Avenue
                             Seattle, Washington 98104









                         Report of Independent Auditors

Board of Directors
Safeco Life Insurance Company

We have audited the accompanying consolidated balance sheets of Safeco Life Insurance Company and subsidiaries (a wholly-owned subsidiary of Safeco Corporation) as of December 31, 2002 and 2001, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Safeco Life Insurance Company and subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and 2001 and also changed its method of accounting for derivative investments in 2001.


January 27, 2003
                                        /s/Ernst & Young LLP




                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                            December 31
                                                                                      2002              2001
                                                                                ------------------------------------

Assets
Investments:
   Available-for-sale securities:
     Fixed maturities, at fair value
       (amortized cost: $15,515,292; $14,390,925)                                 $   16,634,857   $   14,804,889
     Marketable equity securities, at fair value
       (cost: $78,454; $79,964)                                                           82,767           85,193
   Mortgage loans:
     Nonaffiliates                                                                       913,413          909,985
     Affiliates                                                                           35,187           36,701
   Policy loans                                                                           88,057           91,018
   Short-term investments                                                                150,878          249,073
   Other invested assets                                                                  30,037           40,972
                                                                                ------------------------------------

Total investments                                                                     17,935,196       16,217,831


Cash and cash equivalents                                                                 42,916           66,212
Accrued investment income                                                                228,008          220,342
Other notes and accounts receivable                                                       92,788           72,910
Current income taxes recoverable                                                             839              -
Reinsurance recoverables                                                                 158,977          90,089
Deferred policy acquisition costs                                                        293,418          304,153
Intangibles and goodwill                                                                 159,057          115,214
Other assets                                                                               1,008            1,773
Securities lending collateral                                                          1,555,774              -
Separate account assets                                                                  899,204        1,208,099
                                                                                ------------------------------------
Total assets                                                                      $   21,367,185   $   18,296,623
                                                                                ====================================


See notes to consolidated financial statements.





                Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                            December 31
                                                                                      2002              2001
                                                                                ------------------------------------

Liabilities and shareholder's equity
Liabilities:
   Policy and contract liabilities:
     Funds held under deposit contracts                                       $   15,655,404   $   14,624,226
     Future policy benefits                                                          339,907          327,103
     Policy and contract claims                                                      170,032          64,732
     Unearned premiums                                                                 9,551            9,271
     Other policyholders' funds                                                       55,312           45,533
                                                                                ------------------------------------

   Total policy and contract liabilities                                          16,230,206       15,070,865

   Other liabilities                                                                 155,616          217,223
   Current income taxes payable                                                        -                2,898
   Deferred income tax liability                                                     303,837          106,474
   Securities lending payable                                                      1,555,774           -
   Separate account liabilities                                                      899,204        1,208,099
                                                                                ------------------------------------

Total liabilities                                                                 19,144,637       16,605,559

Commitments and contingencies                                                          -               -

Shareholder's equity:
   Common stock, $250 par value;
     20,000 shares authorized, issued and outstanding                                 5,000            5,000
Additional paid-in capital                                                          357,017          257,017
Retained earnings                                                                 1,155,747        1,146,918
Accumulated other comprehensive income, net of taxes                                704,784          282,129
                                                                                ------------------------------------

Total shareholder's equity                                                        2,222,548        1,691,064
                                                                                ------------------------------------
Total liabilities and shareholder's equity                                   $   21,367,185   $   18,296,623
                                                                                ====================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------

Revenues:
   Premiums                                                  $     599,568     $     461,465    $     422,285
   Net investment income                                         1,204,915         1,177,310        1,165,663
   Other revenue                                                    39,416            40,732           49,383
   Net realized investment losses                                (140,563)           (22,546)         (15,773)
                                                              ------------------------------------------------------

Total revenues                                                   1,703,336         1,656,961        1,621,558
                                                              ------------------------------------------------------


Benefits and expenses:
   Policy benefits                                               1,322,329         1,234,899        1,219,457
   Other operating expenses                                        244,107           216,776          220,509
   Amortization of deferred policy acquisition costs                40,800            32,321           37,148
   Intangibles and goodwill amortization                             8,761            12,765           10,407
   Goodwill write-off                                                -                31,645                -
                                                              ------------------------------------------------------
Total benefits and expenses                                      1,615,997         1,528,406        1,487,521
                                                              ------------------------------------------------------

Income before income taxes and change in accounting principle       87,339           128,555          134,037

Income tax provision (benefit):
   Current                                                          58,730            75,235           56,962
   Deferred                                                        (30,220)          (25,943)         (10,158)
                                                              ------------------------------------------------------

Total income tax provision                                          28,510            49,292           46,804
                                                              ------------------------------------------------------

Income before cumulative effect of change in accounting
   principle, net of taxes                                          58,829            79,263           87,233

Cumulative effect of change in accounting principle, net of
   taxes                                                              -               (1,669)             -
                                                              ------------------------------------------------------
Net income                                                       $  58,829     $      77,594    $      87,233
                                                              ======================================================

See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------

Common stock                                                     $   5,000     $       5,000    $       5,000
                                                              ------------------------------------------------------


Additional paid-in capital:
   Balance at beginning of year                                    257,017            257,017          85,000
   Capital contribution from Parent                                100,000                 -          172,017
                                                              ------------------------------------------------------

   Balance at end of year                                          357,017            257,017         257,017
                                                              ------------------------------------------------------


Retained earnings:
   Balance at beginning of year                                  1,146,918         1,181,324        1,143,041
   Net income                                                       58,829            77,594           87,233
   Dividends to Parent                                             (50,000)         (112,000)         (48,950)
                                                              ------------------------------------------------------

   Balance at end of year                                        1,155,747         1,146,918        1,181,324
                                                              ------------------------------------------------------


Accumulated other comprehensive income, net of taxes:
      Balance at beginning of year                                 282,129            68,225         (199,931)
      Other comprehensive income                                   422,655           213,904          268,156
                                                              ------------------------------------------------------

      Balance at end of year                                       704,784           282,129           68,225
                                                              ------------------------------------------------------

Shareholder's equity                                       $     2,222,548       $ 1,691,064    $   1,511,566
                                                           ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------


Net income                                                     $    58,829        $    77,594     $    87,233
                                                              ------------------------------------------------------


Other comprehensive income, net of tax:
   Unrealized appreciation of investment securities (net of
     tax: $197,575; $99,184; $138,958)                             366,924            184,201         258,068
   Reclassification adjustment for realized losses included
     in net income (net of tax: $(49,514); $(8,006); $(5,541))      91,955             14,867          10,289
   Derivatives qualifying as hedges--net change in value (net
     of tax: $(3,721); $11,056)                                     (6,910)            20,532           -
   Adjustment for deferred policy acquisition costs (net of
     tax: $(15,784); $(3,067); $(108))                             (29,314)            (5,696)           (201)
                                                              ------------------------------------------------------
Other comprehensive income                                         422,655            213,904         268,156
                                                              ------------------------------------------------------

Comprehensive income                                           $   481,484       $    291,498      $  355,389
                                                              ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
                                 (In thousands)

                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Operating activities
Insurance premiums received                                     $  487,285        $   383,937       $ 306,544
Dividends and interest received                                  1,114,854          1,062,263       1,079,248
Other operating receipts                                            41,536             38,213          46,972
Insurance claims and policy benefits paid                         (467,497)          (499,637)       (599,214)
Underwriting, acquisition and insurance operating costs paid      (293,305)          (278,465)       (265,911)
Income taxes paid                                                  (75,968)          (107,847)        (35,814)
                                                              ------------------------------------------------------

Net cash provided by operating activities                          806,905            598,464         531,825
                                                              ------------------------------------------------------


Investing activities
Purchases of:
   Fixed maturities available-for-sale                          (3,618,859)        (2,864,673)     (2,643,440)
   Fixed maturities held-to-maturity                              -                 -                  (2,217)
   Other invested assets                                            (3,209)            (5,910)        (19,055)
   Options, futures and swaps                                       (8,115)           (76,557)       (205,774)
Issuance of policy and nonaffiliated mortgage loans               (120,189)          (188,676)       (136,984)
Maturities of fixed maturities available-for-sale                1,516,382          1,208,808         776,021
Maturities of fixed maturities held-to-maturity                   -                 -                   8,723
Sales of:
   Fixed maturities available-for-sale                             921,571          1,673,066       1,458,220
   Fixed maturities held-to-maturity                              -                 -                     108
   Other invested assets                                             7,380              8,591          28,592
   Options, futures and swaps                                       12,893             66,870         228,968
Repayment of policy and nonaffiliated mortgage loans               113,422             85,437          76,358
Repayment of affiliated mortgage loans                               1,515              1,376          36,505
Net decrease (increase) in short-term investments                   98,195           (111,326)        249,174
Cash received in connection with acquisition of group
   medical and life business                                        62,488            -                -
Other, net                                                              45                (74)            (65)
                                                              ------------------------------------------------------

Net cash used in investing activities                           (1,016,481)          (203,068)       (144,866)
                                                              ------------------------------------------------------


Financing activities
Funds received under deposit contracts                           1,352,657          1,051,117       1,255,732
Return of funds held under deposit contracts                    (1,116,377)        (1,301,139)     (1,590,966)
Dividends to parent                                                (50,000)          (112,000)        (48,950)
Cash of subsidiary contributed from parent                        -                 -                  12,844
Net repayment of short-term borrowings from affiliates            -                 -                  (3,750)
                                                              ------------------------------------------------------

Net cash provided by (used in) financing activities                186,280           (362,022)       (375,090)
                                                              ------------------------------------------------------

Net (decrease) increase in cash                                    (23,296)            33,374          11,869

Cash and cash equivalents at beginning of year                      66,212             32,838          20,969
                                                              ------------------------------------------------------

Cash and cash equivalents at end of year                        $   42,916         $   66,212       $  32,838
                                                              ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
    Reconciliation of Net Income to Net Cash Provided by Operating Activities
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------


Net income                                                        $ 58,829        $    77,594       $  87,233
                                                              ------------------------------------------------------


Adjustments to reconcile net income to net cash provided by
   operating activities:
     Goodwill write-off                                           -                    31,645            -
     Cumulative effect of change in accounting principle, net
       of taxes                                                   -                     1,669            -
     Net realized investment losses                              140,563               22,546          15,773
     Amortization of fixed maturity investments                  (55,724)             (50,164)        (29,825)
     Accrued interest on accrual bonds                           (43,236)             (42,832)        (45,801)
     Amortization and depreciation                                 9,434               13,812          11,764
     Deferred income tax benefit                                 (30,220)             (25,943)        (10,158)
     Interest expense on deposit contracts                       829,911              732,015         555,469
     Mortality and expense charges and administrative fees       (80,656)             (78,739)        (68,348)
     Other, net                                                   13,159               (5,466)           (531)
   Changes in:
     Accrued investment income                                    (7,666)               4,255          (5,520)
     Other receivables                                            (3,949)              19,769         (91,985)
     Accrued income taxes                                        (17,237)             (32,613)         21,148
     Deferred policy acquisition costs                           (34,363)             (19,605)        (20,245)
     Future policy benefits                                       10,087              (14,974)         61,748
     Policy and contract claims                                    3,497               (9,384)         35,585
     Unearned premiums                                              (649)                (347)          1,209
     Other policyholders' funds                                     (780)               2,064             226
     Other assets and liabilities                                 15,905              (26,838)         14,083
                                                              ------------------------------------------------------
Total adjustments                                                748,076              520,870         444,592
                                                              ------------------------------------------------------

Net cash provided by operating activities                     $  806,905           $  598,464      $  531,825
                                                              ======================================================


See notes to consolidated financial statements.


                 Safeco Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Safeco Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company is a wholly-owned subsidiary of Safeco Corporation (Safeco), which is a Washington corporation, the subsidiaries of which engage primarily in two principal businesses: (1) property and casualty insurance, including surety, and (2) life insurance and asset management. The Company owns three subsidiaries: Safeco National Life Insurance Company, First Safeco National Life Insurance Company of New York, and American States Life Insurance Company. The Company and its subsidiaries offer individual life and group life and health insurance products, pension plans and annuity products, marketed through professional distributors in all states and the District of Columbia.

Basis of Reporting and Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires the Company's management to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The consolidated financial statements include the Company and its subsidiaries. All intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

Revenue Recognition

Life insurance premiums for traditional individual life policies are reported as income when due from the policyholder. These policies, which include whole life and guaranteed renewable term policies, are long-duration contracts.

Premiums from group life and health policies are recognized in income as earned, over the life of the policy. The portion of premiums unearned is reflected as a liability for unearned premiums on the Consolidated Balance Sheets.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances and reflected as liabilities rather than as premium income when received. Funds received under these contracts were $1,352,657, $1,051,117 and $1,255,732 in 2002, 2001 and 2000, respectively.
Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges and are included in other revenue in the Consolidated Statements of Income.

Investments

In accordance with the provisions of the Financial Accounting Standards Board
(FASB) Statement of Financial Accounting Standards (SFAS) 115, "Accounting for Certain Investments in Debt and Equity Securities," the Company classifies its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of both fixed maturities and equities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stocks. All fixed-maturity investments are classified as available-for-sale and are carried at fair value. Net unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity (other comprehensive income), net of related deferred policy acquisition costs and deferred income taxes.

For the mortgage-backed securities included in the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Actual prepayments are compared to anticipated prepayments and the effective yield is recalculated to reflect actual payments-to-date plus anticipated future payments. Any resulting adjustment is included in net investment income.

Marketable equity securities are classified as available-for-sale and are carried at fair value, with changes in unrealized appreciation and depreciation recorded directly to shareholder's equity (other comprehensive income), net of related deferred policy acquisition costs and deferred income taxes. Marketable equity securities include common stocks and non-redeemable preferred stocks.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Other invested assets are comprised of derivative financial instruments carried at fair value in accordance with the provisions of SFAS 133, "Accounting for Derivative Instruments and Hedging Activities." Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS 133. For derivatives designated as fair value hedges, the changes in the fair value of both the derivative and the hedged transactions are recognized in current earnings. For derivatives designated as cash flow hedges, the changes in fair value of the derivative are recognized as a component of other comprehensive income, net of deferred income taxes, until the hedged transaction affects current earnings. If a derivative is highly effective, but does not perfectly offset the changes in fair value of the hedged transaction, the ineffective portion is recognized in current earnings. For derivatives that do not qualify for hedge accounting treatment under SFAS 133, the changes in the fair value of these derivatives are recorded in current earnings.

When the collectibility of interest income on fixed maturity investments is considered doubtful, they are placed on non-accrual status and thereafter, interest income is recognized only when payment is received.

The Company analyzes all investments with a fair value below cost to determine if an other than temporary decline in value has occurred. The determination of whether a decline is other than temporary is made based on the relevant facts and circumstances related to the security. These considerations include (1) the length of time and the extent to which the fair value has been less than cost;
(2) the financial condition and near-term prospects of the issuer, including any specific events that influence the operations of the issuer or that affect its future earnings potential; (3) the Company's intent and ability to retain the investment for a period of time sufficient to allow for a recovery in value; (4) a review of any downgrades of the security by a rating agency; and (5) any reduction or elimination of dividends or non-payment of scheduled interest payments. Determining what constitutes an other than temporary decline involves judgment. Declines in fair value below cost not considered other than temporary in the current period could be considered other than temporary in a future period and reduce earnings to the extent of the impairment. These changes are included in net realized investment gains or losses on the Consolidated Statements of Income.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Fair value amounts for financial instruments are determined using available third-party market information. When such information is not available, the fair value amounts are determined using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. The fixed maturities portfolio includes $240,868 of fixed maturities that are not publicly traded. Fair values for these securities have been estimated using quoted market prices of comparable instruments based on industry sector, credit quality and maturity and/or internally prepared valuations using third party modeling tools, which also typically use comparable-instrument pricing techniques based on industry sector, credit quality and maturity. Judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2002 that would be realized in a current market exchange.

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that are determined to be impaired, the difference between the amortized cost and fair market value of the underlying collateral is charged to the reserve.

Cash equivalents consist of short-term investments with original maturities of less than three months at the time of purchase. Short-term investments are carried at cost, which approximates fair value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent to generate additional income according to the Company's guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates to maintain a collateral value of 102%. The securities lending collateral and the corresponding securities lending payable are reported on the Consolidated Balance Sheets as assets and liabilities, respectively.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Reinsurance

The Company utilizes reinsurance agreements to manage exposure to potential losses. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis on the Consolidated Balance Sheets. Premiums, benefits and settlement expenses are reported net of reinsurance ceded on the Consolidated Statements of Income. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

Product acquisition costs, principally commissions and other underwriting costs that vary with and are primarily related to the production of business, are deferred. Acquisition costs for deferred annuity contracts and universal life insurance policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these products. In this estimation process the Company makes assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from estimates and can thereby result in increases or decreases to deferred acquisition cost amortization rates. Assumptions are evaluated regularly, and, when necessary, the estimated gross profits of these contracts are revised; resulting adjustments to deferred policy acquisition cost amortization are recorded in earnings when such estimates are revised. The unamortized balance of deferred policy acquisition costs is adjusted for the impact on estimated future gross profits as if net unrealized appreciation and depreciation on securities had been realized as of the balance sheet date. The impact of this adjustment, net of tax, is included in accumulated other comprehensive income in shareholder's equity. Amortization of deferred policy acquisition costs is also allocated to realized investment gains and losses for those products that realized investment gains and losses have a direct impact on the amortization of deferred policy acquisition costs.

Acquisition costs for traditional individual life insurance policies are amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over a one-year period.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Intangibles and Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, including separately identifiable intangibles. Effective with the Company's January 1, 2002 adoption of SFAS 141, "Business Combinations" and SFAS 142, "Goodwill and Other Intangible Assets," goodwill is no longer amortized, but is reviewed annually for impairment or more frequently if impairment indicators arise. Other purchased intangible assets are amortized over their estimated useful lives unless they are deemed to have indefinite useful lives.

Effective March 31, 2001, Safeco elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. The market-value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a goodwill write-off of $31,645 ($24,885 after tax).

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment gains and losses of separate accounts are not included in the Company's revenues. Fees charged to contractholders include mortality, policy administration and surrender charges, and are included in other revenue.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts and guaranteed investment contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for universal life insurance policies are equal to the accumulated account value plus a mortality reserve as of the valuation date. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. On average, the current reserve has near-term benefits discounted at 8.03% and long-term benefits discounted at 7.25%.

Future Policy Benefits

Liabilities for future policy benefits under traditional individual life and group life insurance policies have been computed on the level premium method, which uses a level premium assumption to fund reserves. The level premiums are selected so that the actuarial present value of future benefits equals the actuarial present values of future premiums. The interest, mortality and persistency assumptions are set in the year of issue and include a provision for adverse deviation. These liabilities are contingent upon the death of the insured while the policy is in force. Mortality assumptions are derived from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue and average 4.60%.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group health coverages and are established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported claims (IBNR), based on historical experience. Estimates for reported but unpaid claims and IBNR are continually reviewed and any necessary adjustments are reflected in current operating results.

Income Taxes

The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco on a separate tax return filing basis. Income taxes have been provided using the liability method in accordance with SFAS 109, "Accounting for Income Taxes." The provision for income taxes comprises two components: amounts currently payable or receivable, and deferred income taxes. Deferred income taxes arise from temporary differences between the tax basis and the book basis of assets and liabilities.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

New Accounting Standards

FASB pronouncements that have recently affected the Company or will in the near future are as follows:

SFAS 133, "Accounting for Derivative Instruments and Hedging Activities"

SFAS 133 was issued in June 1998. The Statement amends or supersedes several previous FASB statements and requires recognizing all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position at fair value. A derivative is typically defined as an instrument whose value is "derived" from an underlying instrument, index or rate, has a notional amount and can be net settled. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the nature of any related hedge designation as discussed above.

SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," issued in June 2000, addressed a limited number of implementation issues arising from SFAS 133.

Effective January 1, 2001, the Company adopted SFAS 133, as amended. All derivatives, whether designated anew in hedging relationships on January 1, 2001 or not, are required to be recorded on the Consolidated Balance Sheets at fair value. If certain conditions are met, a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability (fair value hedge), or (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge). As a result of the adoption, the Company recorded a loss of $1,669 after tax, which represents the cumulative effect to the Consolidated Statement of Income. In addition, the Company recorded a loss of $685 ($445 after tax) in accumulated other comprehensive income (OCI), as a result of the adoption of SFAS 133.

SFAS 141, "Business Combinations"

SFAS 141 was issued in July 2001. This statement changed the approach companies use to account for a business combination by eliminating the pooling-of-interests method of accounting for business combinations and further clarifies the criteria for recognizing intangible assets separately from goodwill. The Company adopted this statement effective July 1, 2001 with no impact on its consolidated financial statements.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

SFAS 142, "Goodwill and Other Intangible Assets"

SFAS 142 was issued in July 2001. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually for impairment, or more frequently if impairment indicators arise. Separable intangible assets will continue to be amortized over their useful lives unless deemed to have an indefinite life. The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. The Company adopted SFAS 142 effective January 1, 2002 with no material impact on its consolidated financial statements.

SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"

SFAS 144 was issued in October 2001. These rules supersede SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," and provide a single accounting model for long-lived assets to be disposed of. The Company adopted SFAS 144 effective January 1, 2002 with no impact on its consolidated financial statements.

SFAS 146, "Accounting for Costs Associated with Exit or Disposal Activities"

SFAS 146 was issued in June 2002. The standard requires companies to recognize costs associated with exit and disposal activities when they are incurred rather than the date of a commitment to an exit or disposal plan. The standard is effective for exit or disposal activities that are initiated after December 31, 2002. The Company does not expect the adoption of SFAS 146 to have a material impact on its consolidated financial statements.

SFAS 148, "Accounting for Stock-Based Compensation - Transition and Disclosure"

SFAS 148 was issued in December 2002, and amends Statement 123, "Accounting for Stock-Based Compensation," to provide alternative methods of transition to the fair value method of accounting for stock-based employee compensation under SFAS
123. Effective January 1, 2003, the Company will adopt the fair value method as defined in SFAS 123 on the prospective basis transition method. The estimated impact of the adoption of this standard in 2003 approximates $800.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


2. Investments

The following is a summary of fixed maturities and marketable equity securities:

                                                                       December 31, 2002
                                            ------------------------------------------------------------------------
                                             Amortized Cost   Gross         Gross           Net
                                                            Unrealized    Unrealized     Unrealized       Fair
                                                              Gains         Losses         Gains         Value
                                            ------------------------------------------------------------------------
Fixed maturities
   U.S. Government and agencies              $    854,273   $   201,128   $   (2,861)    $   198,267  $  1,052,540
   State and political subdivisions               369,265        67,710       (2,177)         65,533       434,798
   Foreign governments                            240,927        79,962        -              79,962       320,889
   Corporate securities                        10,056,963       757,610     (249,066)        508,544    10,565,507
   Mortgage-backed securities                   3,993,864       288,041      (20,782)        267,259     4,261,123
                                            ------------------------------------------------------------------------

Total fixed maturities                         15,515,292     1,394,451     (274,886)      1,119,565    16,634,857
Marketable equity securities                       78,454         6,922       (2,609)          4,313        82,767
                                            ------------------------------------------------------------------------
Total                                        $ 15,593,746   $ 1,401,373   $ (277,495)    $ 1,123,878  $ 16,717,624
                                            ========================================================================

                                                                       December 31, 2001
                                            ------------------------------------------------------------------------
                                             Amortized Cost   Gross         Gross           Net
                                                            Unrealized    Unrealized     Unrealized       Fair
                                                              Gains         Losses          Gain         Value
                                            ------------------------------------------------------------------------
Fixed maturities
   U.S. Government and agencies              $    722,595    $  106,279    $  (1,129)     $  105,150   $   827,745
   State and political subdivisions               323,450        30,671       (4,082)         26,589       350,039
   Foreign governments                            247,219        48,463           (7)         48,456       295,675
   Corporate securities                         9,368,031       344,065     (260,987)         83,078     9,451,109
   Mortgage-backed securities                   3,729,630       168,514      (17,823)        150,691     3,880,321
                                            ------------------------------------------------------------------------

Total fixed maturities                         14,390,925       697,992     (284,028)        413,964    14,804,889
Marketable equity securities                       79,964         7,090       (1,861)          5,229        85,193
                                            ------------------------------------------------------------------------
Total                                        $ 14,470,889    $  705,082    $(285,889)      $ 419,193  $ 14,890,082
                                            ========================================================================



                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

The cost or amortized cost and fair value of fixed maturities at December 31, 2002, by contractual years-to-maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                          December 31, 2002
                                                                     -----------------------------
                                                                       Amortized        Fair
                                                                          Cost         Value
                                                                     -----------------------------


One year or less                                                    $   629,357 $      640,332
Over one year through five years                                      2,978,503      3,095,032
Over five years through ten years                                     1,890,738      1,985,513
Over ten years                                                        6,022,830      6,652,857
Mortgage-backed securities                                            3,993,864      4,261,123
                                                                  -----------------------------

Total fixed maturities                                            $  15,515,292  $  16,634,857
                                                                  =============================

As of December 31, 2002 and 2001, the amortized cost of securities on deposit with state regulatory authorities was $10,190 and $13,104, respectively.

At December 31, 2002 and 2001, the Company held below investment grade fixed maturities of $1,325 million and $707 million at amortized cost, respectively.
The respective fair values of these investments were approximately $1,229 million and $643 million. These holdings amounted to 7.4% and 4.3% of the Company's investments in fixed maturities at fair value at December 31, 2002 and 2001, respectively.

The following is a summary of consolidated net investment income:

                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                           ------------------------------------------------------
Interest:
   Fixed maturities                                        $  1,099,574      $  1,053,515     $  1,065,388
   Mortgage loans                                                75,055            70,271           65,045
   Short-term investments                                         8,561            28,422            9,748
Dividends:
   Marketable equity securities                                   5,542             5,568            8,696
   Redeemable preferred stock                                    11,358            14,373           12,100
Other                                                            11,690            11,334           11,290
                                                            -----------------------------------------------------

Total investment income                                       1,211,780         1,183,483        1,172,267
Investment expenses                                               6,865             6,173            6,604
                                                           ------------------------------------------------------

Net investment income                                      $  1,204,915      $  1,177,310     $  1,165,663
                                                           ======================================================


                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

The carrying value of investments in fixed maturities and mortgage loans that have not produced income for the last twelve months was $38,897 at December 31, 2002.

The following summarizes net realized investment gains (losses) before income taxes:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                     -------------------------------------------
Net realized investment gains (losses)
Fixed maturities                                     $ (163,460)    $ (28,728)    $ (26,902)
Marketable equity securities                               (270)        1,000         4,416
Other invested assets                                    10,184         4,481           (33)
Deferred policy acquisition costs adjustment             12,983           701         6,746
                                                     -------------------------------------------
Net realized investment losses before income taxes   $ (140,563)    $ (22,546)    $ (15,773)
                                                     ===========================================

The proceeds from sales of investment securities and related realized gains
(losses) before income taxes for 2002, 2001 and 2000 are as follows:

                                                                 Year Ended December 31, 2002
                                                              ------------------------------------

                                                               Fixed Maturities    Marketable
                                                              Available-for-SaleEquity Securities
                                                              ------------------------------------


Proceeds from sales                                               $  921,571          $4,107
                                                              ====================================


Gross realized investment gains                                   $   80,779          $1,204
Gross realized investment losses                                     (56,863)         (1,114)
                                                              ------------------------------------

Net realized investment gains                                         23,916              90
Impairments                                                         (190,179)           (360)
Other, including gains on calls and redemptions                        2,803               -
                                                              ------------------------------------
Net realized investment losses                                    $ (163,460)         $ (270)
                                                              ====================================




                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

                                                                 Year Ended December 31, 2001
                                                              ------------------------------------

                                                               Fixed Maturities    Marketable
                                                              Available-for-SaleEquity Securities
                                                              ------------------------------------


Proceeds from sales                                               $ 1,673,066         $6,442
                                                              ====================================

Gross realized investment gains                                   $    61,385         $1,980
Gross realized investment losses                                      (28,155)          (980)
                                                              ------------------------------------

Net realized investment gains                                          33,230          1,000
Impairments                                                           (65,716)            -
Other, including gains on calls and redemptions                         3,758             -
                                                              ------------------------------------
Net realized investment gains (losses)                            $   (28,728)        $1,000
                                                              ====================================

                                                            Year Ended December 31, 2000
                                            ------------------------------------------------------

                                            Fixed Maturities   Fixed Maturities    Marketable
                                            Available-for-Sale Held-to-Maturity Equity Securities
                                            ------------------------------------------------------


Proceeds from sales                             $ 1,458,220         $ 108            $ 27,230
                                            ======================================================


Gross realized investment gains                 $    31,180         $   -            $  7,981
Gross realized investment losses                    (33,639)            -              (3,565)
                                            ------------------------------------------------------

Net realized investment gains (losses)              (2,459)             -               4,416
Impairments                                        (32,947)             -                -
Other, including gains on calls and
   redemptions                                       8,414             90                -
                                            ------------------------------------------------------
Net realized investment gains (losses)          $  (26,992)         $  90            $  4,416
                                            ======================================================

The following table summarizes the Company's allowance for credit losses on nonaffiliated mortgage loans:

                                                             Year Ended December 31
                                                     2002             2001              2000
                                              ------------------------------------------------------


Allowance at beginning of year                    $ 10,554         10,779         $   10,781
Loans charged off as uncollectible                    -              (225)                (2)
                                              ------------------------------------------------------
Allowance at end of year                          $ 10,554       $ 10,554           $ 10,779
                                              ======================================================


                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

At December 31, 2002 and 2001, mortgage loans constituted approximately 4.4% and 5.2% of total assets, respectively, and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 25.2% of the total in California. Individual loans generally do not exceed $10 million.

3. Derivative Financial Instruments

Derivatives are instruments whose value is "derived" from an underlying instrument, index or rate, have a notional amount and can be net settled. The Company uses derivative financial instruments, including interest rate swaps, options, forward contracts and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

The market value of the Company's consolidated investments in mortgage-backed securities was $4,261,123 and $3,880,321 at December 31, 2002 and 2001,
respectively. These are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBSs). CMOs and CMBSs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in the riskier, more volatile type (e.g., principal only, interest only, etc.) has been intentionally limited to less than 1% of total mortgage-backed securities at both December 31, 2002 and 2001.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit review, approval controls and by only entering into agreements with highly rated counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts and financial futures, credit risk is limited to the amount that it would cost the Company to replace the contract. The Company is the writer of option contracts and as such has no credit risk on these contracts since the counterparty has no performance obligation after it has paid a premium.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

3. Derivative Financial Instruments (continued)

Interest rate risk is the risk of economic losses due to changes in the level of interest rates. The Company manages interest rate risk through active portfolio management and selective use of derivative instruments as hedges to change the characteristics of certain assets and liabilities. The Company's interest rate swap agreements provide only for the exchange of interest on the notional amounts, at the stated rates, with no multiplier or leverage. The net interest accrued under these agreements is recorded as an adjustment to interest expense or interest income, depending on the hedged item.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheet. The Company links all hedges that are designated as cash flow hedges to forecasted transactions or variable consolidated rate assets. The Company also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting on a prospective basis.

Fair Value Hedges

The Company uses interest rate swaps to offset the change in value of certain fixed rate assets and liabilities. In calculating the effective portion of the fair value hedges, the changes in the fair value of the hedge and the hedged item are recognized in net realized investment gains (losses) in the Consolidated Statements of Income. Differences between the changes in the fair value of the hedge and the hedged item represent hedge ineffectiveness and are recognized in net realized investment gains (losses). For 2002 and 2001, a loss of $1,173 and gain of $1,300, respectively, was recognized in net realized investment gains (losses) due to hedge ineffectiveness. There were no significant fair value hedges discontinued during 2002 and 2001.

Cash Flow Hedges

The Company also uses interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. The changes in the fair value of the interest rate swap are recognized in OCI. Differences between the changes in the fair value of the hedge and the hedged items represent hedge ineffectiveness and are recognized in interest expense. In 2002 and 2001, there was no interest expense recognized due to hedge ineffectiveness.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

3. Derivative Financial Instruments (continued)

Amounts related to derivatives qualifying as cash flow hedges are recorded in OCI and released into earnings contemporaneously with the earnings effects of the hedged item. An estimated $8,779 of derivative instruments and hedging activity gains included in OCI will be reclassified into net investment income during 2003.

Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease of $6,909 and an increase of $20,532 to OCI after tax for 2002 and 2001, respectively. Of the change in OCI for 2002, an after tax increase of $12,451 related to net unrealized gains on derivative positions, and an after tax decrease of $19,360 related to amounts reclassified into earnings. Of the change in OCI for 2001, an after tax decrease of $445 related to the SFAS 133 adoption on January 1, 2001, and an after tax increase of $20,977 related to net unrealized gains on derivative positions.

SFAS 133 requires amounts recorded in OCI that relate to forecasted transactions that are no longer probable of occurring within a specific time period to be released into earnings immediately. In 2002, $6,960 after tax was released from OCI to net realized investment gains and losses relating to such hedge transactions. There were no amounts released from OCI into earnings in 2001 relating to forecasted transactions.

At December 31, 2002 and 2001, the maximum length of time over which the Company was hedging its exposure to future cash flows for forecasted transactions was approximately 6 and 18 months, respectively.

Other Derivatives

In 1997, the Company introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. The program consists of buying and writing S&P 500 index options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. Sales of the EIA product were suspended in the fourth quarter of 1998. As permitted under a grandfathering clause in SFAS 133, the Company elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to hedge the EIA liability is recognized as an adjustment to policy benefits in the Consolidated Statements of Income. The Company recognized pretax losses of $11,884, $20,872, and $37,273 on these options, futures and swaps for 2002, 2001, and 2000, respectively.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

4. Fair Value of Financial Instruments

The aggregate fair value amounts disclosed here do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information disclosed below.

Fair value amounts for financial instruments are determined using available third-party market information. When such information is not available, the fair value amounts are determined using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2002 that would be realized in a current market exchange.

The Company's investment portfolio includes $240,868 of non-publicly traded fixed maturity securities, representing 1.4% of the portfolio at December 31, 2002. The Company's portfolio does not include any non-publicly traded equity securities.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

The fair values of investment contracts (funds held under deposit contracts) with defined maturities are estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, fair values are estimated to be the present surrender value. Separate account assets and the related liabilities are comprised of publicly-traded fixed maturities and equities for which third-party market information is available.

The fair values of the derivative financial instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, fair values are estimated using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

4. Fair Value of Financial Instruments (continued)

The carrying or reported values and corresponding fair values of financial instruments are as follows:

                                                                        December 31
                                                              2002                        2001
                                                  ---------------------------------------------------------

                                                     Carrying     Fair Value     Carrying     Fair Value
                                                      Amount                      Amount
                                                  ---------------------------------------------------------

Financial assets:
   Fixed maturities                             $ 16,634,857    $ 16,634,857  $ 14,804,889  $ 14,804,889
   Marketable equity securities                       82,767          82,767        85,193        85,193
   Mortgage loans                                    948,600       1,028,000       946,686       954,000
   Separate account assets                           899,204         899,204     1,208,099     1,208,099
   Derivative financial instruments:
     Interest rate swaps                              18,170          18,170        24,467        24,467
     Options/futures                                   9,612           9,612        11,883        11,883

Financial liabilities:
   Funds held under deposit contracts             15,655,404      16,718,000    14,624,226    14,314,000
   Separate account liabilities                      899,204         899,204     1,208,099     1,208,099
   Derivative financial instruments:
     Options                                             929             929         2,059         2,059

5. Reinsurance

The Company uses treaty and facultative reinsurance to manage exposure to potential losses. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholders as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers are currently experiencing material financial difficulties. Of the total amounts due from reinsurers balance at December 31, 2002, 98% was with reinsurers rated A- or higher by A.M. Best.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

5. Reinsurance (continued)

Reinsurance recoverables are comprised of the following amounts:

                                                                             December 31
                                                                          2002          2001
                                                                     -----------------------------

Life insurance
Reinsurance recoverables on:
   Policy and contract claim reserves                                $   1,561      $  2,434
   Paid claims                                                             852         1,042
   Life policy liabilities                                              86,106        21,978
                                                                     -----------------------------

Total life insurance                                                    88,519        25,454
                                                                     -----------------------------

Accident and health insurance
Reinsurance recoverables on:
   Policy and contract claim reserves                                   70,368        63,180
   Paid claims                                                              90         1,455
                                                                   -----------------------------

Total accident and health insurance                                     70,458        64,635
                                                                   -----------------------------
Total reinsurance recoverables                                       $ 158,977      $ 90,089
                                                                   =============================

The increase in the life policy liabilities recoverable in 2002 represents funds withheld under a business-owned life insurance (BOLI) coinsurance agreement entered into in the third quarter of 2002.

The effects of reinsurance on earned premiums are as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Earned premiums
Direct:
   Accident and health                                  $ 340,511     $ 345,436     $ 264,492
   Life insurance premiums                                155,800       150,446       158,890
                                                       -------------------------------------------

   Total                                                  496,311       495,882       423,382
                                                       -------------------------------------------


Ceded:
   Accident and health premiums                           (15,616)      (13,556)      (14,043)
   Life insurance premiums                                (25,385)      (21,088)      (17,538)
                                                       -------------------------------------------

   Total                                                  (41,001)      (34,644)      (31,581)
                                                       -------------------------------------------


Assumed:
   Accident and health premiums                           137,335        18,821        17,549
   Life insurance premiums                                  6,923       (18,594)       12,935
                                                       -------------------------------------------

   Total                                                  144,258           227        30,484
                                                       -------------------------------------------

Total earned premiums                                   $ 599,568     $ 461,465     $ 422,285
                                                       ===========================================

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)
5. Reinsurance (continued)

Reinsurance ceded reduced policy benefits by $27,862, $12,286 and $35,099 in 2002, 2001 and 2000, respectively. Included in these amounts are accident and health amounts of $4,072, $10,278 and $21,003 in 2002, 2001 and 2000,
respectively.

6. Intangibles and Goodwill

Effective March 31, 2001, Safeco elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market value method. The market value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a goodwill write-off of $31,645 ($24,885 after-tax) in 2001.

The market value method used to assess the recoverability of goodwill compared Safeco's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of Safeco. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001 and that a similar shortfall had existed for almost two years, Safeco concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

The Company adopted SFAS 142 on January 1, 2002. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually for impairment, or more frequently if impairment indicators arise. Separable intangible assets continue to be amortized over their useful lives (but with no maximum life) unless deemed to have an indefinite life. As a result of adopting SFAS 142, $27,950 of other intangible assets (net of accumulated amortization of $4,300) was reclassified to goodwill in 2002.

The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(374), $(99) and $(1,042) for the years ended December 31, 2002, 2001 and 2000, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2002, 2001 or 2000. It is estimated that over the next five years, four to seven percent of the balance will be amortized each year.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

6. Intangibles and Goodwill (continued)

The following table presents the Company's intangible assets and goodwill at December 31, 2002 and 2001. The purchase of Swiss Re's stop-loss medical business in 2002 increased intangible assets and goodwill by $25,988 and $26,242, respectively. As of January 1, 2002, the present value of future profits, distribution agreement and renewal rights are being amortized over a useful life of 20 years. All other intangible assets are being amortized over a useful life of five years or less.

                                                                                December 31, 2002
                                                              ------------------------------------------------------
                                                                Gross Carrying     Accumulated      Net Carrying
                                                                    Amount        Amortization         Amount
                                                              ------------------------------------------------------
Unamortized intangible assets:                                $   54,192         $       -       $   54,192
   Goodwill
Amortizable intangible assets:
    Present value of future profits                               82,272             (32,963)        49,309
   Distribution agreement                                         35,000             (10,617)        24,383
   Renewal rights                                                 25,700                (535)        25,165
   Administrative agreement                                        8,766              (3,014)         5,752
   Other intangible assets                                           288                 (32)           256
                                                              ------------------------------------------------------

Total                                                         $  206,218         $   (47,161)    $  159,057
                                                             ======================================================

                                                                                December 31, 2001
                                                              ------------------------------------------------------
                                                                Gross Carrying     Accumulated      Net Carrying
                                                                    Amount        Amortization         Amount
                                                              ------------------------------------------------------

Unamortized intangible assets:                                    $        -         $       -       $        -
   Goodwill
Amortizable intangible assets:
   Present value of future profits                                82,272             (27,865)        54,407
   Distribution agreement                                         35,000              (9,333)        25,667
   Administrative agreement                                        8,766              (1,576)         7,190
   Marketing agreement                                            32,250              (4,300)        27,950
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Total                                                         $  158,288           $ (43,074)    $  115,214
                                                              ======================================================

Amortization expense for intangible assets, pretax, was $8,761, $12,549 and $9,470 for 2002, 2001 and 2000, respectively. Estimated future amortization for the years ended December 31, pretax, are as follows:

                                                                  Estimated
                                                                 Amortization
                                                              ------------------


2003                                                              $   7,819
2004                                                                  7,418
2005                                                                  7,117
2006                                                                  6,918
2007                                                                  5,304
2008 and thereafter                                                  70,289
                                                              ------------------

Total                                                             $ 104,865
                                                             ===================

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

6. Intangibles and Goodwill (continued)

Changes in the carrying value of goodwill are presented for each business segment in the following tables. For descriptions of the business segments see
Note 15 - Segment Information.

                                                             Year Ended December 31
                                                 2002                                      2001
                              --------------------------------------------------------------------------------------

                                   Group        Other          Total         Group         Other          Total
                              --------------------------------------------------------------------------------------


Balance at beginning of year     $      -        $   -       $      -        $ 831        $ 31,120      $ 31,951
   Additions                       26,242            -          26,242          -                -             -
   Reclassifications               27,950            -          27,950          -                -             -
   Amortization                        -             -              -          (15)           (291)         (306)
   Write-off                           -             -              -         (816)        (30,829)      (31,645)
                              --------------------------------------------------------------------------------------

Balance at end of year           $ 54,192        $   -       $ 54,192        $   -        $      -      $      -
                              ======================================================================================

The following table reverses the effect of the intangibles and goodwill amortization in 2001 and 2000 as if SFAS 142 was adopted in those years to show comparability of the reported net income for all periods presented:

                                                                                  Year Ended December 31
                                                                             2002           2001          2000
                                                                        --------------------------------------------

Reported net income                                                        $58,829          $77,594       $87,233
Add back: intangibles and goodwill amortization, net of tax                -                  2,413         3,059
                                                                        --------------------------------------------

Adjusted net income                                                        $58,829          $80,007       $90,292
                                                                        ============================================

7. Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with SFAS 109, "Accounting for Income Taxes," under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2001, the difference of $4,297 between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the consolidated provision for income taxes is primarily due to the write-off of goodwill. There were no material differences for the years ended December 31, 2002, or 2000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

7. Income Taxes (continued)

The tax effects of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                             December 31
                                                                          2002          2001
                                                                     -----------------------------

Deferred tax assets:
   Goodwill                                                          $   5,014     $   5,390
   Adjustment to life policy liabilities                                83,215        71,862
   Adjustment to claims reserves                                            37           907
   Capitalization of policy acquisition costs                           81,368        84,272
   Realized losses on writedown of investment securities                68,344        36,737
   Postretirement benefits                                               3,954         3,523
   Uncollected premium adjustment                                        5,892         6,603
   Guaranty fund assessments                                             2,408         1,329
   Other                                                                 3,627         4,191
                                                                     -----------------------------

Total deferred tax assets                                              253,859       214,814
                                                                     -----------------------------


Deferred tax liabilities:
   Unrealized appreciation of investment securities (net of deferred
     policy acquisition costs adjustment: $19,038; $3,254)             379,439       151,856
   Deferred policy acquisition costs                                   121,735       109,707
   Bond discount accrual                                                29,010        29,743
   Present value of future profits                                      17,258        19,042
   Intangible assets                                                     7,665        10,069
   Other                                                                 2,589           871
                                                                    -----------------------------
Total deferred tax liabilities                                         557,696       321,288
                                                                    -----------------------------

Net deferred tax liability                                           $ 303,837     $ 106,474
                                                                   =============================

8. Comprehensive Income

Comprehensive income is defined as all changes in shareholder's equity, except those arising from transactions with shareholders. Comprehensive income includes net income and other comprehensive income, which for the Company consists of changes in unrealized appreciation of investments carried at market value, deferred policy acquisition costs, and derivative financial instruments.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

8. Comprehensive Income (continued)

The components of other comprehensive income were as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------


Net unrealized gains on available-for-sale securities    $ 1,117,549    $   411,583     $ 105,325
Net unrealized gains on derivative financial
   instruments                                                20,958         31,588        -
Adjustment for deferred policy acquisition costs             (54,395)        (9,297)        (534)
Deferred income taxes                                       (379,328)      (151,745)     (36,566)
                                                       -------------------------------------------
Accumulated other comprehensive income                   $   704,784    $   282,129    $  68,225
                                                       ===========================================


The following summarizes the net changes in other comprehensive income:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Increase (decrease) in unrealized appreciation/
  depreciation of:
     Available-for-sale securities                        $  705,966     $ 306,258     $ 412,856
     Derivative financial instruments                        (10,630)       31,588            -
     Adjustment for deferred policy acquisition costs        (45,098)       (8,763)         (309)
     Deferred income taxes                                  (227,583)     (115,179)     (144,391)
                                                       -------------------------------------------
Net change in other comprehensive income                  $  422,655     $ 213,904     $ 268,156
                                                       ===========================================

9. Commitments and Contingencies

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,690 at December 31, 2002. At December 31, 2002, unfunded mortgage loan commitments approximate $18,865. The Company has no other material commitments or contingencies at December 31, 2002.

The Company is subject to legal actions filed or threatened in the ordinary course of its business operations, generally as the insurer defending third-party claims brought against insureds or as the insurer defending policy coverage claims brought against the Company. The Company does not believe that such litigation will have a material adverse effect on its consolidated financial condition, future operating results or liquidity.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)
10. Acquisition

In July 2002, the Company completed its acquisition of the medical excess loss and group life business of Swiss Re Life & Health America Holding Company (Swiss
Re). The primary purpose of the acquisition was to build a greater presence in the medical excess loss market and leverage the Company's expertise in this line of business. The transaction was in the form of an indemnity coinsurance agreement, with total assets acquired of $137,098 including the acquisition of Fort Wayne Risk Management Services, Inc., and resulted in the recognition of $25,988 of other intangible assets and $26,242 of goodwill. Nearly all of the other intangible assets are comprised of the value of the reinsurance contracts (and the related customer relationships) and are being amortized over a useful life of 20 years in proportion to estimated future gross profits. The assets and liabilities acquired from Swiss Re are included in the Consolidated Balance Sheets for 2002 and, beginning in July 2002, the results of these operations were included in the Consolidated Statements of Income. The acquired business generated earned premiums of $116,042 and pretax operating income of $23,591 from the acquisition date through December 31, 2002. For segment reporting purposes, these operations are included with the results of the Group segment.

Balance sheet amounts at the date of acquisition were as follows:

Assets:                                                      Liabilities:
   Cash                                       67,463           Future policy benefits                   $   2,717
   Intangible and other assets                25,988           Policy and contract claims                 101,803
   Goodwill                                   26,243           Unearned premiums                              929
   Premium receivables                        17,047           Current income taxes payable                13,500
   Other receivables                             357           Other liabilities                           18,149
                                        ---------------                                           ---------------
                                          $  137,098                                                    $ 137,098
                                        ===============                                           ===============


11. Employee Benefit Plans

Safeco sponsors defined contribution and defined benefit plans covering substantially all employees. Employer contributions to these plans are made in cash.

The Safeco 401(k)/Profit Sharing Retirement Plan is a defined contribution plan. It includes a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing feature comprised of a minimum contribution of 3% of each eligible participant's compensation, as well as a variable component based on Safeco's income. No variable profit-sharing contributions were made in 2002, 2001 or 2000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

11. Employee Benefit Plans (continued)

The Safeco Employee's Cash Balance Plan (CBP) is a noncontributory defined benefit plan that provides benefits for each year of service after 1988, based on the participant's eligible compensation plus a stipulated rate of return on the benefit balance. It is Safeco's policy to fund the CBP on a current basis to the full extent deductible under federal income tax regulations. CBP assets are principally invested in publicly traded stocks and bonds. Costs allocated to the Company for these plans were $7,475, $3,291 and $2,503 for the years ended December 31, 2002, 2001 and 2000, respectively.

In addition, Safeco provides certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees, their beneficiaries, and eligible dependents. Substantially all employees become eligible for these benefits if they reach retirement age while working for Safeco. The cost of these benefits is shared by Safeco and the retiree. Costs allocated to the Company for these plans were $1,964, $1,369 and $3,113 for the years ended December 31, 2002, 2001 and 2000, respectively. The accrued other postretirement benefit cost recorded in the balance sheet was $11,298 and $10,065 at December 31, 2002 and 2001, respectively.

12. Dividend Restrictions

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net income. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2002, the amount of retained earnings available for the payment of dividends to Safeco Corporation without prior regulatory approval was $180,498.

13. Statutory-Basis Information

State insurance regulatory authorities require the Company's insurance subsidiaries to file annual statements prepared on an accounting basis prescribed by the National Association of Insurance Commissioners' (NAIC) revised Accounting Practices and Procedures Manual or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

13. Statutory-Basis Information (continued)

The NAIC revised the Accounting Practices and Procedures Manual, in a process referred to as Codification, effective January 1, 2001. The domiciliary states of the Company's insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company's insurance subsidiaries use to prepare their statutory-basis financial statements. Upon the January 1, 2001 adoption, the Company's insurance companies' statutory surplus increased by $45,356. Nearly all of the increase in the amount of statutory surplus relates to the recording of deferred tax assets that were not recorded in the statutory-basis financial statements under the prior statutory accounting guidance.

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Statutory net income (loss):
   Safeco Life Insurance Company                           $ 14,968     $ 113,572      $ 63,364
   Safeco National Life Insurance Company                       281         1,066           745
   First Safeco National Life Insurance Company
      of New York                                            (1,616)          679           493
   American States Life Insurance Company                    16,403        16,708        21,021
                                                       -------------------------------------------
Total                                                      $ 30,036     $ 132,025      $ 85,623
                                                       ===========================================

                                                                      December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Statutory capital and surplus:                           $ 903,352     $  782,891     $ 705,957
   Safeco Life Insurance Company
                                                       ===========================================

The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related Safeco Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at either December 31, 2002 or 2001.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

13. Statutory-Basis Information (continued)

Under Washington State's insurance code, investments in foreign securities are not considered admitted assets for statutory accounting purposes. However, statutory accounting practices prescribed by the NAIC allow insurance companies to account for foreign investments as admitted assets. The Washington State Insurance Commissioner has the express statutory authority to permit an insurer to make investments not otherwise eligible under the state's insurance code and has exercised this authority by permitting the Company to account for its foreign investments as admitted assets. Investments held in foreign corporations and municipalities were $162,855 and $326,409 at December 31, 2002 and 2001, respectively. These amounts increased the surplus of the Company's insurance subsidiaries accordingly.

14. Related Parties

Safeco and its affiliates provide the Company with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determines allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses are included in net investment income and other operating expenses within the Company's income statements. Safeco charged the Company expenses of $28,564, $32,692, and $24,055 for the years ended December 31, 2002, 2001, and 2000, respectively. These expenses include charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges. As of December 31, 2002 and 2001, the Company owed Safeco and its affiliates $7,046 and $5,908, respectively, related to these services, which is included in other liabilities. These balances are settled within 30 days.

Safeco contributed capital to the Company in the form of United States Treasury notes on December 20, 2002. The amortized cost and accrued interest related to this contribution were $100,000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

15. Segment Information

The Company provides a broad range of products and services that include individual life and group life and health insurance products and annuity products. These operations are managed separately as five reportable segments:
Retirement Services, Income Annuities, Group, Individual and Other based on product groupings, which focus on different product markets or distribution channels:

      Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts and corporate retirement funds.

      Income Annuities' principal product is the structured settlement annuity, which is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

      Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment and disability products.

      Individual's products include term, universal and variable universal life and BOLI.

      Other is comprised mainly of investment income resulting from the investment of capital and accumulated earnings of the operating lines of business.

Results are evaluated based upon pretax operating earnings, which excludes net realized investment gains and losses and unusual or non-recurring events or transactions. Management believes the presentation of segment pretax operating earnings enhances the understanding of the

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

15. Segment Information (continued)

Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

                                                          Year Ended December 31, 2002

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------

Revenues:
   Premiums                     $      465   $        -   $  467,961      $  131,142    $      -  $        599,568
   Net investment income           355,498      528,879        5,333         237,110        78,095       1,204,915
   Other revenue                    23,430           16        4,102          11,421           447          39,416
                              --------------------------------------------------------------------------------------
Total revenues                     379,393      528,895      477,396         379,673        78,542       1,843,899

Benefits and expenses:
   Policy benefits                 288,516      470,213      276,950         286,650        -            1,322,329
   Other operating expenses         45,069       17,170      124,476          55,549         1,843         244,107
   Amortization of deferred
     policy acquisition costs       22,172            -        6,171          12,457         -              40,800
   Intangibles and goodwill
     amortization                    2,002            -          567           3,470         2,722           8,761
                              --------------------------------------------------------------------------------------
Total benefits and expenses        357,759      487,383      408,164         358,126         4,565       1,615,997
                              --------------------------------------------------------------------------------------

Pretax operating earnings           21,634       41,512       69,232          21,547        73,977         227,902

Net realized investment gains
   (losses)                        (87,455)     (53,474)        (126)         (5,976)        6,468        (140,563)
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle         $  (65,821)  $  (11,962)  $   69,106    $     15,571    $   80,445  $       87,339
                              ======================================================================================


Assets:
   Total investments            $5,684,899   $7,139,221   $  162,705    $  3,686,977   $ 1,261,394  $   17,935,196
   Separate account assets      8   11,622           -             -          87,582         -             899,204
   Total assets                  7,298,635    7,385,378      339,920       4,347,854     1,995,398      21,367,185




15. Segment Information (continued)

                                                          Year Ended December 31, 2001

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------

Revenues:
   Premiums                     $      475   $        -   $  331,305    $    129,685    $       -  $       461,465
   Net investment income           339,183      529,584        3,738         226,726        78,079       1,177,310
   Other revenue                    27,417           12        1,207          11,363           733          40,732
                              --------------------------------------------------------------------------------------
Total revenues                     367,075      529,596      336,250         367,774        78,812       1,679,507

Benefits and expenses:
   Policy benefits                 284,486      463,905      212,197         274,311           -         1,234,899
   Other operating expenses         47,371       17,880       91,745          57,293         2,487         216,776
   Amortization of deferred
     policy acquisition costs       16,956         -           5,692           9,673          -             32,321
   Intangibles and goodwill
     amortization                    2,659         -              15           3,741         6,350          12,765
                              --------------------------------------------------------------------------------------
Total benefits and expenses        351,472      481,785      309,649         345,018         8,837       1,496,761
                              --------------------------------------------------------------------------------------

Pretax operating earnings           15,603       47,811       26,601          22,756        69,975         182,746

Realized investment gains
   (losses)                        (29,215)      10,595       (1,627)         (7,452)        5,153         (22,546)
Goodwill write-off                       -            -          816          30,829          -             31,645
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle        $   (13,612)  $   58,406   $   24,158    $    (15,525)   $   75,128  $      128,555
                              ======================================================================================


Assets:
   Total investments            $ 4,932,293  $6,733,321   $   69,326    $  3,452,246   $ 1,030,645  $   16,217,831
   Separate account assets        1,096,906         -             -          111,193        -            1,208,099
   Total assets                   6,252,435   6,831,984      172,471       3,875,451     1,164,282      18,296,623





15. Segment Information (continued)

                                                          Year Ended December 31, 2000

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------
                              --------------------------------------------------------------------------------------
Revenues:
   Premiums                     $      601   $        -   $  311,465    $    110,219    $        -  $      422,285
   Net investment income           391,029      495,808        1,895         200,283        76,648       1,165,663
   Other revenue                    36,173           36        2,045           9,828         1,301          49,383
                              --------------------------------------------------------------------------------------
Total revenues                     427,803      495,844      315,405         320,330        77,949       1,637,331

Benefits and expenses:
   Policy benefits                 327,630      440,317      214,642         236,868           -         1,219,457
   Other operating expenses         45,553       29,121       91,168          52,307         2,360         220,509
   Amortization of deferred
     policy acquisition costs       22,660         -           5,374           9,114           -            37,148
   Intangibles and goodwill
     amortization                    2,098         -              64           2,889         5,356          10,407
   Goodwill write-off                    -         -              -             -              -            -
                              --------------------------------------------------------------------------------------
Total benefits and expenses        397,941      469,438      311,248         301,178         7,716       1,487,521
                              --------------------------------------------------------------------------------------

Pretax operating earnings           29,862       26,406        4,157          19,152        70,233         149,810

Realized investment gains
   (losses)                        (25,401)      17,553       (3,495)         (2,804)       (1,626)        (15,773)
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle        $     4,461   $   43,959   $      662    $     16,348    $   68,607  $      134,037
                              ======================================================================================


Assets:
   Total investments            $ 4,807,828   6,502,843   $   39,352    $  3,147,137   $ 1,011,790  $   15,508,950
   Separate account assets      1,154,145     -                   -          120,960        -            1,275,105
   Total assets                 6,169,094     6,605,102      192,205       3,615,006     1,092,118      17,673,525



                           SAFECO SEPARATE ACCOUNT SL
                                     PART C
                                OTHER INFORMATION

ITEM 27: EXHIBITS

EXHIBIT         DESCRIPTION                                                                  REFERENCE
---------------------------------------------------------------------------------------------------------------
(a)             Resolution of Board of Directors of the Company authorizing the Separate     1/
                Account

(b)             Custodian Agreements                                                         Not Applicable

(c)             Principal Underwriter's Agreement                                            1/
                Form of Broker-Dealer Selling Agreement                                      8/


(d)             Form of Individual Flexible Premium Variable                                 4/
                Life Insurance Policy
                Form of Guaranteed Death Benefit Endorsement                                 8/
                Form of Extended Maturity Benefit Endorsement                                8/
                Form of Additional Term Insurance Endorsement                                8/
                Form of Accidental Death Benefit Endorsement                                 8/
                Form of Twenty Year Additional Term Endorsement                              8/
                Form of Waiver of Premium - Primary Insured                                  8/
                Form of Waiver of Monthly Deduction - Primary Insured                        8/
                Form of Insured Children's Term Insurance                                    8/
                Form of Guaranteed Insurability Option                                       8/

(e)             (i)    Application Form (revised 5/02)                                       8/
                (ii)   Part IV Application Form (revised 7/97)                               8/

(f)             Articles of Incorporation of Safeco Life Insurance Company as Amended        1/
                11/26/90
                Bylaws of Safeco Life Insurance Company as Amended 11/08/01                  7/

(g)             Reinsurance Agreement                                                        1/

(h)             1.     Participation Agreement (Fidelity VIP I & II)                         1/
                2.     Form of Sub-Licensing Agreement                                       1/
                3.     Amendment No. 1 to Participation Agreement (VIP I)                    8/
                4.     Amendment No. 1 to Participation Agreement (VIP II)                   8/

                5.     Form of Participation Agreement (Fidelity VIP III)                    4/
                6.     Amendment No. 1 to Participation Agreement (VIP III)                  8/
                7.     Participation Agreement (Lexington)                                   2/

                8.     Participation Agreement (Wanger)                                      4/
                9.     Amendment No. 1 to Participation Agreement                            7/
                10.    Administrative Services Agreement                                     4/
                11.    Amendment No. 1 to Administrative Services Agreement                  4/


                12.    Participation Agreement (ACVP)                                        7/
                13.    Amendment No. 1 to Participation Agreement                            7/
                14.    Amendment No. 2 to Participation Agreement                            7/
                15.    Amendment No. 3 to Participation Agreement                            7/
                16.    Form of Amendment No. 4 to Participation Agreement                    Filed Herewith

EXHIBIT         DESCRIPTION                                                                  REFERENCE
---------------------------------------------------------------------------------------------------------------
                17.    Participation Agreement (AIM)                                         7/
                18.    Form of Amendment No. 1 to Participation Agreement                    Filed Herewith

                19.    Form of Participation Agreement (Dreyfus)                             3/
                20.    Amendment No. 1 to Participation Agreement                            Filed Herewith

                21.    Participation Agreement (Franklin Templeton)                          7/
                22.    Amendment No. 1 to Participation Agreement                            7/
                23.    Amendment No. 2 to Participation Agreement                            7/

                24.    Form of Participation Agreement (J.P. Morgan)                         3/
                25.    Amendment No. 1 to Participation Agreement                            Filed Herewith

                26.    Participation Agreement (Federated)                                   2/
                27.    Amendment to Participation Agreement                                  7/
                28.    Amendment No. 2 to Participation Agreement                            8/

                29.    Participation Agreement (Scudder)                                     5/
                30.    Reimbursement Agreement (Scudder)                                     5/
                31.    Participating Contract and Policy Agreement (Scudder)                 5/
                32.    Services Agreement (Scudder)                                          6/
                33.    Letter Amendment to Participation Agreement                           8/

                34.    Participation Agreement (INVESCO)                                     7/
                35.    Amendment No. 1 to Participation Agreement                            7/
                36.    Amendment No. 2 to Participation Agreement                            8/

(i)             Administrative Contracts                                                     Not Applicable

(j)             Other Material Contracts                                                     Not Applicable

(k)             Opinion and Consent of Counsel (Jacqueline M. Veneziani)                     8/

(l)             Opinion and Consent of Actuary (Jon David Parker)                            Filed Herewith


(m)             Sample Calculation                                                           Filed Herewith

(n))            Consent of Ernst & Young, LLP Independent Auditor                            Filed Herewith

(o)             Omitted Financial Statements                                                 Not Applicable

(p)             Initial Capital Agreements                                                   Not Applicable

(q)             Redeemability Exemption:  Description of Safeco Life Insurance Company's
                Issuance, Transfer and Redemption Procedures for Policies                    Filed Herewith

1/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account SL filed with the SEC on April 30, 1997  (File No. 33-10248).

2/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account C filed with the SEC on April 29, 1996  (File No. 33-69712).

3/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).

EXHIBIT         DESCRIPTION                                                                  REFERENCE
---------------------------------------------------------------------------------------------------------------
4/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

5/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

6/              Incorporated by reference to Post Effective Amendment of Safeco Separate
                Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

7/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

8/              Incorporated by reference to Post-Effective Amendment of Safeco Separate
                Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Safeco Life Insurance Company ("Safeco") who is engaged in activities relating to Safeco Separate Account SL or the variable life insurance policies offered through Safeco Separate Account SL.

NAME                                     POSITIONS WITH SAFECO               PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
Michael S. McGavick                 Director, Chairman of the Board         Safeco Plaza
                                                                            Seattle, WA 98185

Randall H. Talbot                         Director, President               5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Roger F. Harbin                   Director, Executive Vice President        5069 154th Place N.E.,
                                              and Actuary                   Redmond, WA 98052.

Christine B. Mead                        Director, Senior Vice              Safeco Plaza
                                         President, Secretary               Seattle, WA 98185

Michael E. LaRocco                             Director                     Safeco Plaza
                                                                            Seattle, WA 98185

James W. Ruddy                                 Director                     Safeco Plaza
                                                                            Seattle, WA 98185

Dale E. Lauer                                  Director                     Safeco Plaza
                                                                            Seattle, WA 98185

Colleen M. Murphy                 Assistant Vice President, Controller,     5069 154th Place N.E.,
                                           Assistant Secretary              Redmond, WA 98052.

Leslie J. Rice                    Vice President, Assistant Secretary       5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Michael J. Kinzer                    Vice President, Chief Actuary          5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Ronald L. Spaulding               Director, Vice President, Treasurer       601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.

George C. Pagos                       Associate General Counsel,            5069 154th Place N.E.,
                                      Vice President, Assistant             Redmond, WA 98052.
                                            Secretary

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco") established Safeco Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Follow is the organizational chart for Safeco Corporation.

               SAFECO CORPORATION ORGANIZATIONAL AND ENTITY CHART

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
  ---------------------------------------------------------------------------------------------------------------------
  |            |            |            |            |           |                 |                                 |
-------   -----------   ---------    ---------    ---------   ---------         ---------                         ---------
Barrier     SAFECO      American     American     American      SAFECO           SAFECO                            General
 Ridge     Insurance     States       States       Economy     National         Insurance                         Insurance
  LLC       Company     Insurance    Preferred    Insurance   Insurance          Company                           Company
 (DE)     of Illinois    Company     Insurance     Company     Company             of                                of
-------      (IL)         (IN)        Company       (IN)         (MO)            America                           America
          -----------   ---------      (IN)       ---------   ---------           (WA)                              (WA)
               |                     ---------        |                         ---------                         ---------
               |                                      |                             |                                 |
               |                                      |                             |                                 |
          -----------                             ---------                     ---------                         ---------
              100%                                   100%                          100%                              100%
          -----------                             ---------                     ---------                         ---------
               |                                      |                             |                                 |
               |                                      |               --------------|-------------             -------|--------
               |                                      |               |      |      |       |    |             |              |
          -----------                             ----------      ---------- | ------------ | ---------    ----------   ------------
           Insurance                               American          Puget   |              |  Emerald       SAFECO
            Company                                 States        Structured |    SAFECO    |   City       Insurance      SAFECO
          of Illinois                              Insurance       Benefits  | Ins. Co. of  | Insurance    Company of     General
              (IL)                                  Company         Agency,  |    Oregon    |  Agency,      Indiana     Agency, Inc.
          -----------                              of Texas           Inc.   |     (OR)     |    Inc.        (IN)           (TX)
                                                     (TX)             (WA)   |              |    (WA)
                                                  ----------      ---------- | -----------  | ---------    ----------   ------------
                                                                             |              |                                |
                                                                         --------       ---------                       ------------
                                                                          SAFECO         SAFECO                             dba
                                                                           Mgmt.         Surplus                         insurQuest
                                                                           Corp         Lines Ins.                      ------------
                                                                           (NY)             Co.
                                                                                           (WA)
                                                                         --------       ---------
                                                                            |
                                                                   ---------|----------
                                                                   |                  |
                                                               ----------         ----------
                                                                  100%                50%
                                                               ----------         ----------
                                                               |                  |
                                                               |  ----------      |  ----------
                                                               |                  |    Titan
                                                               |   Tennanah       |     PRT
                                                               |   Lake Golf      |   Systems,
                                                               |-  & Tennis       |-    Inc.
                                                               |     Club,        |  (Inactive)
                                                               |     Inc.         |
                                                               |  ----------      |  ----------
                                                               |                  |
                                                               |  ----------      |  ----------
                                                               |  Tennanah        |    Titan
                                                               |    Lake          |     PRT
                                                               |- Townhouse       |-  Services
                                                               |   & Villa              Inc.
                                                               |  Community,         (Inactive)
                                                               |     Inc.            ----------
                                                               |  ----------
                                                               |
                                                               |  ----------
                                                               |   Tennanah
                                                               |     Lake
                                                               |- Properties
                                                               |     Inc.
                                                               |  ----------
                                                               |
                                                               |  -----------
                                                               |    Freemont
                                                               |-   Rockland
                                                               |     Sewage
                                                               |  Corporation
                                                               |  -----------
                                                               |
                                                               |  ----------
                                                               |   Tennanah
                                                               |     Lake
                                                               |-  Community
                                                               |    Water
                                                               |   Company,
                                                               |     Inc.
                                                               |  -----------
                                                               |
                                                               |  ------------
                                                               |    Tennanah
                                                               |   Lake Town
                                                               |-  Community
                                                               |   Homeowners
                                                               |  Association,
                                                               |      Inc.
                                                               |  ------------

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
  ------------------------------------------------------------------------------------------------------
  |             |                |                      |                                              |
---------   -----------     -----------           --------------                                  ------------
 First        SAFECO           SAFECO                 SAFECO                                         SAFECO
National       Life           Assigned            Administrative                                   Properties
Insurance    Insurance        Benefits            Services, Inc.                                      Inc.
 Company      Company         Service                  (WA)                                           (WA)
   of          (WA)           Company             --------------                                  ------------
America     -----------         (WA)                    |                                               |
 (WA)           |           -----------                 |                                               |
---------       |                             ----------|--------                                       |
                |                             |                  |                                      |
            -----------                   ----------         ----------                             ----------
               100%                          100%                0%                                    100%
            -----------                   ----------         ----------                             ----------
            |                             |                  |                                          |
            |                             |                  |                                          |
            |  ----------                 |  -----------     |  -----------                   ----------|--------
            |    First                    |   Wisconsin      |     Admin                      |                  |
            |    SAFECO                   |    Pension       |    Services                    |                  |
            |-  National                  |-     and         |-    Life                  -----------         ---------
            |     Life                    |     Group            Insurance                 Winmar            SAFECARE
            |   Insurance                 |   Services,           Agency,                 Co., Inc.          Co., Inc.
            |  Co. of New                 |      Inc.              Inc.                     (WA)                (WA)
            |     York                    |      (WI)           (Employee)               ----------          ---------
            |     (NY)                    |  -----------           (OH)
            |  -----------                |                     -----------
            |                             |
            |  -----------                |  -----------
            |     SAFECO                  |   Employee
            |    National                 |    Benefit
            |-     Life                   |    Claims
            |   Insurance                 |-     of
            |    Company                      Wisconsin,
            |      (WA)                          Inc.
            |  -----------                       (WI)
            |                                -----------
            |  -----------
            |    American
            |  States Life
            |-  Insurance
                 Company
                   (IN)
               -----------

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
                     -------------------------------------------------------------------------------------------
                     |              |             |              |              |              |               |
                -----------    -----------    ----------     ----------     ----------     ----------     -----------
                  General        SAFECO         SAFECO         SAFECO         SAFECO         SAFECO          SAFECO
                  America       Services      Securities       Asset          Trust         Financial          UK
                Corporation    Corporation       Inc.           Mgt.         Company        Products,        Limited
                   (WA)           (WA)           (WA)         Company          (WA)           Inc.            (UK)
                -----------    -----------    ----------       (WA)         ----------        (WA)        -----------
                     |                                       ----------                    ----------
                     |
                     |
                -----------
                   100%
                -----------
                     |
                     |
    -----------------------------------------------------------------------------------------------------------------------
    |                             |                 |                   |                 |                |              |
----------                    ---------        -----------         -----------        -----------      ---------     -----------
  F.B.                         General            SAFECO              Talbot            SAFECO            R.F.
 Beattie                       America          Investment          Financial          Financial         Bailey          dba
 & Co.,                       Corp. of           Services,         Corporation        Institution       Holdings       SAFECO
  Inc.                          Texas              Inc.                (WA)            Solutions,       Limited        Capital
  (WA)                          (TX)               (WA)            -----------            Inc.            (UK)        Services
----------                    ---------        -----------              |                 (CA)
    |                             |                                     |             -----------      ---------     -----------
    |                             |                                     |                                  |
----------                 ----------------                        -----------                         ---------
   100%                    Attorney-in-fact                            100%                               100%
----------                       for                               -----------                         ---------
    |                      ----------------                             |                                  |
    |                             |                                     |                                  |
    |                    ---------|----------                           |                                  |
    |                    |                  |                           |                                  |
----------          ----------         -----------                 -----------                       -------------
   F.B.               SAFECO            American                      Talbot                          R.F. Bailey
 Beattie              Lloyds             States                       Agency,                        (Underwriting
Insurance            Insurance           Lloyds                        Inc.                            Agencies)
Services,            Company            Insurance                      (NM)                             Limited
  Inc.                 (TX)              Company                   -----------                            (UK)
  (CA)              ----------            (TX)                                                       -------------
----------                             -----------

Talbot Financial Corporation and SAFECO Properties, Inc.:
Contact Corporate Risk Management
for separate organizational charts
and check our intranet site at http://inside.safeco.com/CorpRiskMgmt/

Note: Certain Inactive Companies are not shown.
      Prepared by Corporate Risk Management for
      Insurance Program Purposes only.

Revised January 2003

ITEM 30: INDEMNIFICATION

Under its Bylaws, Safeco, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco or otherwise) by reason of the fact that he or she is or was a director of Safeco, or, while a director of Safeco, is or was serving at the request of Safeco as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco shall extend such indemnification as is provided to directors above to any person, not a director of Safeco, who is or was an officer of Safeco or is or was serving at the request of Safeco as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco pursuant to such provisions of the bylaws or statutes or otherwise, Safeco has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco of expenses incurred or paid by a director, officer or controlling person of Safeco in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Safeco will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

a. Safeco Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for Safeco's variable annuity contracts and group variable annuity contracts.

b. The following information is provided for each principal officer and director of the principal underwriter:

                                         POSITIONS AND OFFICES
NAME                                       WITH UNDERWRITER                  PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
Roger F. Harbin                           Director, President               5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

David H. Longhurst                    Vice President, Controller,           4854 154th Place N.E.
                                    Treasurer, Financial Principal          Redmond, WA 98052.
                                             and Secretary

Christine B. Mead                              Director                     Safeco Plaza
                                                                            Seattle, WA 98185

Ronald L. Spaulding                            Director                     601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.

c. During the fiscal year ended December 31, 2002, Safeco Investment Services, Inc., through Safeco Securities, Inc., received $1,456,477 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Safeco Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place NE, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 33. MANAGEMENT SERVICES

Not Applicable

ITEM 34: FEE REPRESENTATION

Pursuant to the Investment Company Act of 1940, Safeco Life Insurance Company ("Safeco") represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 30th day of April, 2003.

                                            Safeco Separate Account SL
                                                          (Registrant)

                                            By: Safeco Life Insurance Company
                                                ------------------------------

                                      By: /S/ Randall H. Talbot
                                          ------------------------------
                                            Randall H. Talbot, President

                                       By: Safeco Life Insurance Company
                                                        (Depositor)

                                       By:  /s/ Randall H. Talbot
                                           -----------------------------------
                                                 RANDALL H. TALBOT, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

    NAME                             TITLE
    ----                             -----

    /s/ Randall H. Talbot            Director  and President
    ------------------------------   (Principal Executive Officer)
    Randall H. Talbot


    Michael E. Larocco *             Director
    -------------------------
    Michael E. LaRocco


    Michael S. Mcgavick*             Director and Chairman
    --------------------
    Michael S. McGavick

    /s/ Colleen M. Murphy            Assistant Vice President, Controller, and
    ----------------                 Assistant Secretary
    Colleen M. Murphy


    Leslie J. Rice *                 Vice President and Assistant Secretary
    ----------------
    Leslie J. Rice                   (Principal Accounting Officer)


    Christine B. Mead *              Director, Senior Vice President and
    -------------------              Secretary
    Christine B. Mead
    ------------------


    James W. Ruddy *                 Director
    ----------------
    James W. Ruddy


    Ronald L. Spaulding *            Director, Vice President and Treasurer
    ---------------------
    Ronald L. Spaulding


    /s/ Roger F. Harbin              Director, Executive Vice President, Actuary
    --------------------
    Roger Harbin


    Dale E. Lauer*                   Director
    ---------------
    Dale E. Lauer


                      * By /s/ Randall H. Talbot
                           ---------------------
                               Randall H. Talbot
                               Attorney-in-Fact


                      *By /s/ Roger F. Harbin
                          --------------------
                               Roger F. Harbin
                               Attorney-in-Fact